UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21349

Name of Fund:  BlackRock Limited Duration Income Trust (BLW)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 02/29/2016

Item 1 – Report to Stockholders

FEBRUARY 29, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Defined Opportunity Credit Trust (BHL)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

BlackRock Limited Duration Income Trust (BLW)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. With U.S. growth outpacing the global economic recovery while inflationary pressures remained low, investors spent most of 2015 anticipating the curtailment of the Federal Reserve’s near-zero interest rate policy, which ultimately came in December. In contrast, the European Central Bank and the Bank of Japan took measures to stimulate growth. In this environment, the U.S. dollar strengthened considerably, causing profit challenges for U.S. exporters and high levels of volatility in emerging market currencies and commodities.

Global market volatility increased in the latter part of 2015 and continued into early 2016. Oil prices collapsed in mid-2015 due to excess supply, and remained precarious while the world’s largest oil producers sought to negotiate a deal. Developing countries, many of which rely heavily on oil exports to sustain their economies, were particularly affected by falling oil prices. Meanwhile, China, one of the world’s largest oil consumers, exhibited further signs of slowing economic growth. This, combined with a depreciating yuan and declining confidence in the country’s policymakers, stoked worries about the potential impact of China’s weakness on the broader global economy.

Toward the end of the period, volatility abated as investors were relieved to find that conditions were not as bad as previously feared. While the recent selloff in risk assets has resulted in more reasonable valuations and some appealing entry points, investors continue to face mixed economic data and uncertainty relating to oil prices, corporate earnings and an unusual U.S. presidential election season.

For the 12-month period, higher quality assets such as U.S. Treasuries, municipal bonds and investment grade corporate bonds generated positive returns, while risk assets such as equities and high yield bonds broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 29, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(0.92)%	(6.19)%
U.S. small cap equities (Russell 2000® Index)	(10.16)	(14.97)
International equities (MSCI Europe, Australasia, Far East Index)	(9.48)	(15.18)
Emerging market equities (MSCI Emerging Markets Index)	(8.85)	(23.41)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.06	0.08
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	5.01	4.11
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	2.20	1.50
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.56	3.78
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(5.57)	(8.26)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of February 29, 2016	BlackRock Defined Opportunity Credit Trust

Fund Overview

BlackRock Defined Opportunity Credit Trust’s (BHL) (the “Fund”) primary investment objective is to provide high current income, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment objectives by investing substantially all of its assets in loan and debt instruments and loan-related and debt-related instruments (collectively “credit securities”). The Fund invests, under normal market conditions, at least 80% of its assets in any combination of the following credit securities: (i) senior secured floating rate and fixed rate loans; (ii) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt; (iii) credit securities that are rated below investment grade quality; and (iv) investment grade corporate bonds. The Fund may invest directly in such securities or synthetically through the use of derivatives.

BHL is scheduled to terminate no later than December 31, 2017.

No assurance can be given that the Fund’s investment objectives will be achieved.

Performance and Portfolio Management Commentary

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BHL[1,2]	1.65%	(3.71)%
Lipper Loan Participation Funds[3]	(7.81)%	(7.18)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Fund’s absolute performance based on NAV:

What factors influenced performance?

•

Credit markets, including floating rate loan interests (bank loans), were in negative territory for the six months ended February 29, 2016, driven in large part by a continued decline in commodity prices. Following a brief recovery entering the period, energy prices were the hardest hit as crude oil slid during the period to below $30 a barrel. The Fund’s modest exposure to the energy sector was the most notable detractor from returns. Positions in collateralized loan obligations (“CLOs”) and high yield bonds detracted from performance as well.

Describe recent portfolio activity.

•

During the period, the Fund maintained its overall focus on the higher quality segments of the loan market in terms of loan structure, liquidity and general credit quality. The Fund concentrated its investments in strong companies with stable cash flows, and high quality collateral with the ability to meet interest obligations and ultimately return principal. Although there’s been tighter supply in the floating rate loan interests (bank loans) market, the Fund has maintained its highly selective investment approach. From a sector standpoint, the Fund added to names in the technology and health care sectors, while trimming exposure in the pharmaceuticals and lodging sectors. The Fund also reduced its exposure to CLOs during the period.

Describe portfolio positioning at period end.

•

At period end, the Fund held a majority of its total portfolio in floating rate loan interests (bank loans), with a small position in high yield corporate bonds. The Fund maintained its highest concentration in higher coupon B-rated loans of select issuers while limiting exposure to low coupon BB-rated loans. Additionally, the Fund held a reduced position in CCC-rated loans, while also avoiding the more volatile segments of that universe, such as oil field services, metals & mining and media companies. The largest individual positions included First Data Corp. (technology), Level 3 Communications, Inc. (wirelines), and Avago Technologies Ltd.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock Defined Opportunity Credit Trust

Fund Information
Symbol on New York Stock Exchange (“NYSE”)	BHL
Initial Offering Date	January 31, 2008
Current Distribution Rate on Closing Market Price as of February 29, 2016 ($12.83)[1]	4.77%
Current Monthly Distribution per Common Share[2]	$0.051
Current Annualized Distribution per Common Share[2]	$0.612
Economic Leverage as of February 29, 2016[3]	27%

[1]

Current Distribution Rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

Market Price and Net Asset Value Per Share Summary

	2/29/16	8/31/15	Change	High	Low
Market Price	$12.83	$12.95	(0.93)%	$13.37	$12.50
Net Asset Value	$12.99	$13.84	(6.14)%	$13.87	$12.92

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments

Portfolio Composition	2/29/16	8/31/15
Floating Rate Loan Interests	94%	94%
Corporate Bonds	2	3
Asset-Backed Securities	2	3
Short-Term Securities	2	—	[4]
Other[5]	—	—

[4]	Representing less than 1% of the Fund’s total investments.

[5]	Includes less than 1% holding in each of the following investments types: Common Stocks, Investment Companies, Non-Agency Mortgage-Backed Securities, Short-Term Securities and Warrants.

Credit Quality Allocation[5,6]	2/29/16	8/31/15
A	—	1%
BBB/Baa	10%	8
BB/Ba	46	45
B	35	40
CCC/Caa	3	3
N/R	6	3

[5]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[6]	Excludes Short-Term Securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	5

Fund Summary as of February 29, 2016	BlackRock Floating Rate Income Strategies Fund, Inc.

Fund Overview

BlackRock Floating Rate Income Strategies Fund, Inc.’s (FRA) (the “Fund”) investment objective is to provide shareholders with high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in floating rate debt securities, including floating or variable rate debt securities that pay interest at rates that adjust whenever a specified interest rate changes and/or which reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund invests a substantial portion of its investments in floating rate debt securities consisting of secured or unsecured senior floating rate loans that are rated below investment grade. The Fund may invest directly in floating rate debt securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance and Portfolio Management Commentary

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
FRA[1,2]	(2.59)%	(3.36)%
Lipper Loan Participation Funds[3]	(7.81)%	(7.18)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Fund’s absolute performance based on NAV:

What factors influenced performance?

•

Credit markets, including floating rate loan interests (bank loans), were in negative territory for the six months ended February 29, 2016, driven in large part by a continued decline in commodity prices. Following a brief recovery entering the period, energy prices were the hardest hit as crude oil slid during the period to below $30 a barrel. The Fund’s modest exposure to the energy sector was the most notable detractor from returns. Positions in collateralized loan obligations (“CLOs”) and high yield bonds detracted from performance as well.

•	Leading positive contributors to the Fund’s absolute performance included holdings within health care, gaming and packaging.

Describe recent portfolio activity.

•

During the period, the Fund maintained its overall focus on the higher quality segments of the loan market in terms of loan structure, liquidity and overall credit quality. The Fund concentrated its investments in strong companies with stable cash flows, and high quality collateral with the ability to meet interest obligations and ultimately return principal. Although there’s been tighter supply in the floating rate loan interests (bank loans) market, the Fund has maintained its highly selective investment approach. From a sector standpoint, the Fund added to names in the technology and health care sectors, while trimming exposure in the pharmaceuticals and lodging sectors. The Fund also reduced its exposure to CLOs during the period.

Describe portfolio positioning at period end.

•

At period end, the Fund held a majority of its total portfolio in floating rate loan interests (bank loans), with a small position in asset-backed securities and high yield corporate bonds. The Fund maintained its highest concentration in higher coupon B-rated loans of select issuers while limiting exposure to low coupon BB-rated loans. Additionally, the Fund held a reduced position in CCC-rated loans, while also avoiding the more volatile segments of that universe, such as oil field services, metals & mining and media companies. The largest individual positions included First Data Corp. (technology), Level 3 Communications, Inc. (wirelines), and Avago Technologies Ltd.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock Floating Rate Income Strategies Fund, Inc.

Fund Information

Symbol on NYSE	FRA
Initial Offering Date	October 31, 2003
Current Distribution Rate on Closing Market Price as of February 29, 2016 ($12.23)[1]	5.99%
Current Monthly Distribution per Common Share[2]	$0.061
Current Annualized Distribution per Common Share[2]	$0.732
Economic Leverage as of February 29, 2016[3]	27%

[1]

Current Distribution Rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

Market Price and Net Asset Value Per Share Summary

	2/29/16	8/31/15	Change	High	Low
Market Price	$12.23	$12.94	(5.49)%	$13.20	$11.97
Net Asset Value	$13.99	$14.91	(6.17)%	$14.94	$13.91

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments

Portfolio Composition	2/29/16		8/31/15
Floating Rate Loan Interests	94%		92%
Asset-Backed Securities	3		4
Corporate Bonds	2		3
Common Stocks	—	[4]	1
Short-Term Securities	1		—	[4]
Other[5]	—		—

[4]	Representing less than 1% of the Fund’s total investments.
[5]

Includes a less than 1% holding in each of the following investment types: Common Stocks, Investment Companies, Non-Agency Mortgage-Backed Securities, Options Purchased, Other Interests, Preferred Securities, Short-Term Securities and Warrants.

Credit Quality Allocation[5,6]	2/29/16	8/31/15
A	—	1%
BBB/Baa	10%	8
BB/Ba	41	44
B	40	40
CCC/Caa	4	3
N/R	5	4

[5]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[6]	Excludes Short-Term Securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	7

Fund Summary as of February 29, 2016	BlackRock Limited Duration Income Trust

Fund Overview

BlackRock Limited Duration Income Trust’s (BLW) (the “Fund”) investment objective is to provide current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in three distinct asset classes:

•	intermediate duration, investment grade corporate bonds, mortgage-related securities, asset-backed securities and U.S. Government and agency securities;

•	senior, secured floating rate loans made to corporate and other business entities; and

•

U.S. dollar-denominated securities of U.S. and non-U.S. issuers rated below investment grade and, to a limited extent, non-U.S. dollar denominated securities of non-U.S. issuers rated below investment grade.

The Fund’s portfolio normally has an average portfolio duration of less than five years (including the effect of anticipated leverage), although it may be longer from time to time depending on market conditions. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance and Portfolio Management Commentary

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BLW[1,2]	(0.64)%	(3.56)%
Lipper High Yield Funds (Leveraged)[3]	(3.57)%	(8.51)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Fund’s absolute performance based on NAV:

What factors influenced performance?

•

The largest detractors from the Fund’s absolute performance over the period were its allocations to high yield corporate bonds and senior loans. Positions in asset backed securities (“ABS”), U.S. Treasuries, commercial mortgage-backed securities (“CMBS”) and investment-grade corporate bonds also detracted from performance as well.

•	The largest contributors to the Fund’s absolute performance over the period were its exposure to foreign exchange markets and non-U.S. dollar securities. The Fund’s duration (sensitivity to interest rate movements) and yield curve positioning also supported returns.

•

The Fund held derivatives during the period including Treasury futures, currency forwards, options and credit default swaps. The derivatives were primarily used to adjust duration and yield curve exposure or to manage credit risk. The use of these derivatives did not have a material impact on Fund performance.

Describe recent portfolio activity.

•

While the Fund’s core exposures remained largely consistent over the six-month period, its allocation to ABS, specifically credit loan obligations, was reduced in order to decrease the credit risk in the Fund. In addition, the Fund moved to a longer duration stance.

Describe portfolio positioning at period end.

•

At period end, the Fund maintained a diversified exposure to non-government spread sectors including high yield and investment grade corporate credit, senior loans, CMBS and ABS, as well as agency and non-agency residential mortgage-backed securities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock Limited Duration Income Trust

Fund Information

Symbol on NYSE	BLW
Initial Offering Date	July 30, 2003
Current Distribution Rate on Closing Market Price as of February 29, 2016 ($13.92)[1]	7.50%
Current Monthly Distribution per Common Share[2]	$0.087
Current Annualized Distribution per Common Share[2]	$1.044
Economic Leverage as of February 29, 2016[3]	28%

[1]

Current Distribution Rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

Market Price and Net Asset Value Per Share Summary

	2/29/16	8/31/15	Change	High	Low
Market Price	$13.92	$14.60	(4.66)%	$14.91	$13.31
Net Asset Value	$15.76	$17.04	(7.51)%	$17.10	$15.41

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments

Portfolio Composition	2/29/16	8/31/15
Corporate Bonds	39%	38%
Floating Rate Loan Interests	27	26
Asset-Backed Securities	14	16
Non-Agency Mortgage-Backed Securities	10	10
Preferred Securities	8	8
Foreign Agency Obligations	1	1
U.S. Government Sponsored Agency Securities	1	1
Other[4]	—	—

[4]	Includes a less than 1% holding in each of the following investment types: Common Stocks, Options Purchased, Options Written, Other Interests, Short-Term Securities and Warrants.

Credit Quality Allocation[5,6]	2/29/16	8/31/15
AAA/Aaa[7]	3%	2%
AA/Aa	2	2
A	7	8
BBB/Baa	19	17
BB/Ba	33	31
B	23	25
CCC/Caa	4	5
N/R	9	10

[5]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[6]	Excludes Options Purchased, Options Written and Short-Term Securities.

[7]

The investment advisor evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment advisor has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	9

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Funds (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Funds’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Funds’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Funds’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Funds’ intended leveraging strategy will be successful.

Leverage also generally causes greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of Funds’ shares than if the Funds were not leveraged. In addition, the Funds may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit the Funds’ ability to invest in certain types of securities or use certain types of hedging strategies. The Funds incur expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of the Funds’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment advisor will be higher than if the Funds did not use leverage.

Each Fund may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds are permitted to issue debt up to 33 1/3% of their total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.

If a Fund segregates or designates on its books and records cash or liquid assets having values not less than the value of a Fund’s obligations under the reverse repurchase agreement (including accrued interest), then such transaction is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)	Par (000)		Value
Asset-Backed Securities — 2.0%
ALM Loan Funding, Series 2013-7RA, Class C, 4.07%, 4/24/24	USD	500	$451,309
ALM XIV Ltd., Series 2014-14A, Class C, 4.07%, 7/28/26		463	386,836
ALM XVII, Ltd., Series 2015-17A, Class C1, 4.75%, 1/15/28		250	240,710
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 4.32%, 10/15/26		250	208,726
Atrium CDO Corp., Series 9A, Class D, 4.14%, 2/28/24		250	213,519
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class D, 5.12%, 1/20/25		250	235,098
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.82%, 10/25/25		250	198,172
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.27%, 11/14/26		250	205,774
Webster Park CLO Ltd., Series 2015-1A, Class B1, 3.61%, 1/20/27		250	242,995
Total Asset-Backed Securities — 2.0%			2,383,139

Corporate Bonds
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		247	251,660
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 12/17/16		39	41,431
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		590	587,788

			880,879
Commercial Services & Supplies — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.39%, 12/01/17 (b)		68	68,000
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.51%, 12/15/19 (a)(b)		260	252,850
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.:
4.10%, 1/15/18 (b)		228	229,566
6.13%, 1/15/21		127	132,715

			362,281
Health Care Equipment & Supplies — 0.1%
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		75	62,813
Health Care Providers & Services — 0.3%
Tenet Healthcare Corp., 4.01%, 6/15/20 (a)(b)		310	305,350
Media — 1.2%
Altice Financing SA, 6.63%, 2/15/23 (a)		200	197,000
Altice US Finance I Corp., 5.38%, 7/15/23 (a)		275	278,438
CCO Safari II LLC, 4.91%, 7/23/25 (a)		420	430,878
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		358	347,260

Corporate Bonds	Par (000)		Value
Media (continued)
Numericable Group SA, 6.00%, 5/15/22 (a)	USD	200	$198,000

			1,451,576
Oil, Gas & Consumable Fuels — 0.1%
CONSOL Energy, Inc., 5.88%, 4/15/22		90	58,725
MEG Energy Corp., 7.00%, 3/31/24 (a)		100	46,000

			104,725
Total Corporate Bonds — 3.0%			3,488,474

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.7%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21		629	628,356
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		275	257,812
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22		218	208,268
Term Loan C, 3.75%, 2/28/20		649	629,478
Term Loan D, 3.75%, 6/04/21		260	247,988

			1,971,902
Air Freight & Logistics — 0.6%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		156	120,084
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		162	124,418
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		25	19,486
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		223	171,611
XPO Logistics, Inc., Term Loan, 5.50%, 11/01/21		305	302,523

			738,122
Airlines — 0.7%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		319	318,216
Northwest Airlines, Inc.:
2.39%, 3/10/17		90	88,440
1.77%, 9/10/18		164	158,595
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		255	252,331

			817,582
Auto Components — 2.2%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		239	238,897
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		593	475,503
2nd Lien Term Loan, 11.00%, 1/29/18		200	95,760
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		218	213,563
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		323	234,417
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		1,110	975,413
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.75%, 4/30/19		200	200,500

Portfolio Abbreviations

ABS	Asset-Backed Security	DIP	Debtor-In-Possession	NZD	New Zealand Dollar
ADS	American Depositary Shares	EUR	Euro	OTC	Over-the-Counter
AUD	Australian Dollar	GBP	British Pound	PIK	Payment-In-Kind
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	LIBOR	London Interbank Offered Rate	USD	U.S. Dollar
CLO	Collateralized Loan Obligation	NOK	Norwegian Krone

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	11

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)	Par (000)		Value
Auto Components (continued)
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20	USD	156	$155,554

			2,589,607
Automobiles — 0.6%
Chrysler Group LLC, Term Loan B:
2018, 3.25%, 12/31/18		187	184,887
3.50%, 5/24/17		515	512,293

			697,180
Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		255	250,871
2nd Lien Term Loan, 8.25%, 6/03/21		69	64,312

			315,183
Biotechnology — 0.2%
AMAG Pharmaceuticals, Inc., 2015 1st Lien Term Loan, 4.75%, 8/13/21		193	185,823
Building Materials — 0.5%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		145	133,400
2015 Term Loan, 4.75%, 7/28/22		551	514,135

			647,535
Building Products — 2.7%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		283	276,046
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,178	1,107,782
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		268	251,996
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 3/13/22		12	10,517
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		418	413,298
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		221	208,535
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		383	373,115
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		108	104,746
Term Loan B, 4.00%, 10/31/19		492	477,814

			3,223,849
Capital Markets — 1.0%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		296	258,181
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		193	191,335
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		780	776,686

			1,226,202
Chemicals — 3.6%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		250	246,495
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		130	127,894
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		486	478,932
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		26	25,891
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		259	254,556
Chemours Co., Term Loan B, 3.75%, 5/12/22		190	171,073
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		62	61,991
Chromaflo Technologies Corp., 2nd Lien Term Loan, 8.25%, 6/02/20		110	81,397
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		69	51,163
Huntsman International LLC, 2013 Incremental Term Loan, 3.75%, 10/01/21		305	294,101

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (continued)
Klockner-Pentaplast of America, Inc., Term Loan, 5.00%, 4/28/20	USD	164	$162,466
MacDermid, Inc.:
1st Lien Term Loan, 5.50%, 6/07/20		389	352,646
Term Loan B2, 5.50%, 6/07/20		32	29,172
Term Loan B3, 5.50%, 6/07/20		234	213,022
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		572	550,754
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		259	249,213
2015 2nd Lien Term Loan, 8.50%, 6/19/23		110	105,234
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		351	331,502
2nd Lien Term Loan, 7.75%, 7/31/22		390	307,125
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		120	116,144

			4,210,771
Commercial Services & Supplies — 7.0%
ADMI Corp., 2015 Term Loan B, 5.50%, 4/30/22		263	261,755
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/09/19		700	678,856
ARAMARK Corp.:
Extended Synthetic Line of Credit 2, 0.28%, 7/26/16		2	1,628
Extended Synthetic Line of Credit 3, 3.65%, 7/26/16		1	1,101
Term Loan E, 3.25%, 9/07/19		571	567,926
Term Loan F, 3.25%, 2/24/21		193	191,066
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		640	588,562
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		952	941,925
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		675	651,181
2nd Lien Term Loan, 8.00%, 5/14/22		325	318,500
Creative Artists Agency LLC, Term Loan B, 5.50%, 12/17/21		238	235,421
Dealer Tire LLC, Term Loan B, 5.50%, 12/22/21		214	212,865
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		304	302,584
Koosharem LLC, Exit Term Loan, 7.50%, 5/16/20		482	436,009
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		302	275,048
PSSI Holdings LLC, Term Loan B, 5.00%, 12/02/21		371	367,537
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		986	936,468
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		163	162,305
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		505	503,372
West Corp., Term Loan B10, 3.25%, 6/30/18		590	579,644

			8,213,753
Communications Equipment — 1.7%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		184	178,205
2nd Lien Term Loan, 7.50%, 1/24/22		85	76,925
Avaya, Inc., Term Loan B7, 6.25%, 5/29/20		166	96,991
CommScope, Inc., Term Loan B5, 3.83%, 12/29/22		209	207,554
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22		91	88,700
Telesat Canada, Term Loan B2, 3.50%, 3/28/19		140	136,500
Zayo Group LLC:
Term Loan B, 3.75%, 5/06/21		1,023	1,008,043
Term Loan B2, 4.50%, 5/06/21		220	219,505

			2,012,423

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)	Par (000)		Value
Construction & Engineering — 0.1%
AECOM Technology Corp., 2014 Term Loan B, 3.75%, 10/15/21	USD	133	$132,986
Construction Materials — 1.2%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		309	297,167
HD Supply, Inc., 2015 Term Loan B, 3.75%, 8/13/21		843	824,521
Headwaters, Inc., Term Loan B, 4.50%, 3/24/22		163	163,035
McJunkin Red Man Corp., Term Loan, 4.75%, 11/08/19		99	87,193

			1,371,916
Containers & Packaging — 1.8%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		505	498,822
Berry Plastics Holding Corp.:
Term Loan E, 3.75%, 1/06/21		286	281,215
Term Loan F, 4.00%, 10/01/22		1,182	1,174,387
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		185	175,243

			2,129,667
Distributors — 0.6%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		366	360,501
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		347	336,738

			697,239
Diversified Consumer Services — 3.5%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		645	620,433
2nd Lien Term Loan, 8.00%, 8/13/21		321	280,662
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		390	372,938
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.50%, 1/30/20		79	78,804
Term Loan B, 4.00%, 1/30/20		626	622,966
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.25%, 12/01/21		273	263,400
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		244	219,021
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		1,702	1,686,192

			4,144,416
Diversified Financial Services — 3.1%
AlixPartners LLP, 2015 Term Loan B, 4.50%, 7/28/22		434	429,122
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		223	217,738
Jefferies Finance LLC, Term Loan, 4.50%, 5/14/20		597	586,553
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, 3/13/22		462	448,766
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		856	852,796
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		415	409,794
TransFirst, Inc.:
2014 2nd Lien Term Loan, 9.00%, 11/12/22		190	189,033
Incremental Term Loan B, 4.75%, 11/12/21		494	493,297

			3,627,099
Diversified Telecommunication Services — 4.2%
Altice Financing SA, Term Loan:
Delayed Draw, 5.50%, 7/02/19		676	668,174
5.25%, 2/04/22		9	8,707
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		513	506,296
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		507	476,777
2nd Lien Term Loan, 9.75%, 2/12/21		168	158,377

Floating Rate Loan Interests (b)	Par (000)			Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20	USD	2,330		$2,325,643
2019 Term Loan, 4.00%, 8/01/19		350		349,027
Virgin Media Investment Holdings Ltd., Term Loan F, 3.50%, 6/30/23		525		508,122

				5,001,123
Electrical Equipment — 0.9%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 11/07/16		1,023		1,013,582
Extended Term Loan, 4.91%, 10/10/17 (c)(d)		380		103,740

				1,117,322
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Term Loan, 3.25%, 4/29/20		370		365,401
CPI Acquisition, Inc., Term Loan B, 5.50%, 8/17/22		176		171,091

				536,492
Energy Equipment & Services — 0.9%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		174		162,512
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		262		156,969
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		1,070		758,940

				1,078,421
Food & Staples Retailing — 3.0%
Albertsons LLC, Term Loan B4, 5.50%, 8/25/21		900		877,814
Hostess Brands LLC:
1st Lien Term Loan, 4.50%, 8/03/22		494		486,973
2nd Lien Term Loan, 8.50%, 8/03/23		16		14,883
Rite Aid Corp.:
5.75%, 8/21/20		235		234,608
4.88%, 6/21/21		405		403,566
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		505		475,456
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		1,035		1,020,666

				3,513,966
Food Products — 2.2%
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		254		240,172
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		608		590,351
Pabst Brewing Co., Inc., Term Loan, 5.50%, 10/21/21		400		392,765
Performance Food Group Co., 2nd Lien Term Loan, 6.00%, 11/14/19		155		155,140
Pinnacle Foods Finance LLC:
Incremental Term Loan I, 3.75%, 1/13/23		115		115,245
Term Loan G, 3.00%, 4/29/20		605		598,889
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		—	(e)	134
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		361		289,783
2nd Lien Term Loan, 10.75%, 11/01/19		270		176,175

				2,558,654
Health Care Equipment & Supplies — 4.2%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		708		706,625
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		422		411,548
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		433		428,462
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		746		717,429

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	13

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Equipment & Supplies (continued)
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18	USD	689	$669,557
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		515	464,821
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		697	651,953
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		619	527,113
Sage Products Holdings III LLC, Refinancing Term Loan B2, 4.25%, 12/13/19		321	320,545

			4,898,053
Health Care Providers & Services — 8.8%
Acadia Healthcare Co., Inc.:
Term Loan B, 4.25%, 2/11/22		111	110,811
Term Loan B2, 4.50%, 2/16/23		490	489,084
Air Medical Group Holdings, Inc., Term Loan B, 4.25%, 4/28/22		104	98,801
Amsurg Corp., 1st Lien Term Loan B, 3.50%, 7/16/21		690	685,763
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19		562	551,534
Community Health Systems, Inc.:
Term Loan F, 3.69%, 12/31/18		336	326,665
Term Loan G, 3.75%, 12/31/19		715	681,515
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		347	341,515
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		2,182	2,177,412
Envision Healthcare Corp., Term Loan:
4.25%, 5/25/18		418	415,855
B2, 4.50%, 10/28/22		205	203,770
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		328	325,148
HCA, Inc., Term Loan B5, 3.19%, 3/31/17		312	311,420
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		560	545,337
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		105	102,216
NVA Holdings, Inc.:
1st Lien Term Loan, 4.75%, 8/14/21		4	3,596
2016 Term Loan, 5.50%, 8/14/21		100	97,750
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		718	689,472
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		437	423,009
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		507	501,727
Team Health, Inc., 2015 Term Loan B, 4.50%, 11/23/22		488	487,885
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		345	340,905
Vizient, Inc., 1st Lien Term Loan, 6.25%, 2/13/23		465	462,094

			10,373,284
Health Care Technology — 0.6%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		747	730,520
Hotels, Restaurants & Leisure — 8.7%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		483	446,683
2nd Lien Term Loan, 8.00%, 8/01/22		322	315,051
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		219	217,322
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		564	315,966
Burger King Newco Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/21		1,078	1,071,920

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20	USD	1,742	$1,579,254
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		340	337,455
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		421	407,986
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22		484	477,331
ESH Hospitality, Inc., Term Loan, 5.00%, 6/24/19		210	210,351
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		593	590,271
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		370	352,741
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		588	585,060
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		874	865,252
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		128	127,946
RHP Hotel Properties LP, Term Loan B, 3.50%, 1/15/21		291	288,904
Sabre, Inc.:
Incremental Term Loan, 4.00%, 2/19/19		112	111,288
Term Loan B, 4.00%, 2/19/19		593	587,028
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		267	245,443
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		1,085	1,068,247

			10,201,499
Household Durables — 0.3%
Jarden Corp., 2015 Term Loan B2, 3.19%, 7/30/22		354	353,153
Household Products — 0.9%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		181	169,714
Spectrum Brands, Inc., Term Loan, 3.50%, 6/23/22		925	921,858

			1,091,572
Independent Power and Renewable Electricity Producers — 3.6%
Aria Energy Operating LLC, Term Loan, 5.00%, 5/27/22		328	272,531
Calpine Construction Finance Co., LP, Term Loan B1, 3.00%, 5/03/20		364	341,767
Calpine Corp.:
Term Loan B3, 4.00%, 10/09/19		247	238,966
Term Loan B5, 3.50%, 5/27/22		270	254,917
Term Loan B6, 4.00%, 1/15/23		485	468,025
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 12/19/16		1,248	1,241,490
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		703	633,185
Term Loan C, 5.00%, 12/19/21		31	28,142
NRG Energy, Inc., Refinancing Term Loan B, 2.75%, 7/02/18		449	440,569
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		348	278,149

			4,197,741
Industrial Conglomerates — 0.1%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		153	90,201
Insurance — 1.4%
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20		144	133,482
Asurion LLC:
Term Loan B1, 5.00%, 5/24/19		82	77,138
Term Loan B4, 5.00%, 8/04/22		278	254,305
Cooper Gay Swett & Crawford of Delaware Holding Corp., 1st Lien Term Loan, 5.00%, 4/16/20		365	357,850
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		452	430,202

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)	Par (000)		Value
Insurance (continued)
Sedgwick Claims Management Services, Inc. (continued):
2nd Lien Term Loan, 6.75%, 2/28/22	USD	410	$358,065

			1,611,042
Internet Software & Services — 0.5%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		566	562,048
W3 Co., 2nd Lien Term Loan, 9.25%, 9/11/20		155	61,845

			623,893
IT Services — 3.7%
Blue Coat Holdings, Inc., 2015 Term Loan, 4.50%, 5/20/22		828	784,459
First Data Corp.:
2018 Extended Term Loan, 3.93%, 3/24/18		2,845	2,806,110
2018 Term Loan, 3.93%, 9/24/18		295	290,522
2021 Extended Term Loan, 4.43%, 3/24/21		125	122,949
Vantiv LLC, 2014 Term Loan B, 3.75%, 6/13/21		387	386,417

			4,390,457
Leisure Products — 0.3%
Bauer Performance Sports Ltd., Term Loan B, 4.50%, 4/15/21		328	302,105
Machinery — 2.1%
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		273	271,787
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		249	243,568
Term Loan B3, 4.25%, 8/30/20		76	74,223
Infiltrator Systems, Inc., 2015 Term Loan, 5.25%, 5/27/22		338	332,364
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		178	177,977
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		558	533,616
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		747	606,560
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		201	199,462

			2,439,557
Manufacture Goods — 0.1%
KP Germany Erste GmbH, 1st Lien Term Loan, 5.00%, 4/28/20		70	69,430
Media — 12.7%
Altice US Finance I Corp., Extended Term Loan, 4.25%, 12/14/22		840	822,572
Cengage Learning Acquisitions, Inc., Term Loan:
1st Lien, 7.00%, 3/31/20		963	924,000
0.00%, 7/03/16 (c)(d)(f)		591	—
Charter Communications Operating LLC:
Term Loan H, 3.25%, 8/24/21		240	235,757
Term Loan I, 3.50%, 1/24/23		1,465	1,455,844
Clear Channel Communications, Inc., Term Loan D, 7.19%, 1/30/19		1,239	810,500
Gray Television, Inc., Term Loan C, 4.25%, 6/13/21		165	164,381
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		379	356,399
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		629	610,886
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		759	674,636
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22		275	262,281
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/16/20		112	111,991

Floating Rate Loan Interests (b)	Par (000)		Value
Media (continued)
MCC Iowa LLC:
Term Loan I, 2.90%, 6/30/17	USD	246	$243,684
Term Loan J, 3.75%, 6/30/21		123	121,524
Media General, Inc., Term Loan B, 4.00%, 7/31/20		242	241,277
Mediacom Communications Corp., Term Loan F, 2.90%, 3/31/18		251	244,587
Mediacom Illinois LLC, Term Loan E, 3.40%, 10/23/17		166	164,587
Neptune Finco Corp., 2015 Term Loan B, 5.00%, 10/09/22		910	900,672
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		504	484,453
Term Loan B2, 4.50%, 5/21/20		436	419,118
Term Loan B6, 4.75%, 2/10/23		530	509,023
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		1,028	1,008,646
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		39	38,354
Tribune Media Co., Term Loan, 3.75%, 12/27/20		820	811,342
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		1,315	1,277,305
Virgin Media Investment Holdings Ltd., Term Loan E, 4.25%, 6/30/23	GBP	650	862,553
WideOpenWest Finance LLC, Term Loan B1, 3.75%, 7/17/17	USD	105	103,816
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		425	407,770
Term Loan B2A, 3.60%, 1/15/22		276	264,516
Term Loan B3, 3.60%, 1/15/22		453	435,033

			14,967,507
Metals & Mining — 0.5%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		100	15,625
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		588	547,024

			562,649
Multiline Retail — 2.1%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		822	780,136
2nd Lien Term Loan, 8.50%, 3/26/20		200	164,916
Dollar Tree, Inc., Term Loan B1, 3.50%, 7/06/22		863	862,788
Hudson’s Bay Co., 2015 Term Loan B, 4.75%, 9/30/22		305	302,599
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		374	313,229

			2,423,668
Oil, Gas & Consumable Fuels — 2.4%
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		250	245,904
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		278	78,459
Energy Transfer Equity LP, Term Loan, 3.25%, 12/02/19		47	37,567
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		205	183,475
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		325	289,250
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20		114	111,582
2nd Lien Term Loan, 8.25%, 11/06/20		105	98,306
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		329	225,862
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		60	35,105
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		540	276,622

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	15

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21	USD	137	$20,545
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/28/22		270	265,474
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		494	462,284
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		377	351,062
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		132	128,331

			2,809,828
Personal Products — 0.5%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		641	639,137
Pharmaceuticals — 6.3%
Akorn, Inc., Term Loan B, 6.00%, 4/16/21		333	331,191
Amneal Pharmaceuticals LLC, Term Loan, 4.50%, 11/01/19		397	389,468
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		209	201,424
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		782	740,769
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		765	755,652
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.44%, 2/27/21		966	962,936
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		1,221	1,189,862
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		849	796,801
Series D2 Term Loan B, 3.50%, 2/13/19		568	531,437
Series E Term Loan B, 3.75%, 8/05/20		461	430,416
Term Loan B F1, 4.00%, 4/01/22		1,095	1,022,631

			7,352,587
Professional Services — 3.7%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		181	170,105
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		484	458,827
2014 2nd Lien Term Loan, 7.50%, 7/25/22		160	132,800
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		710	694,419
ON Assignment, Inc., 2015 Term Loan, 3.75%, 6/03/22		551	549,665
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		408	385,678
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22		493	478,980
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		1,235	1,203,043
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		287	285,733

			4,359,250
Real Estate Investment Trusts (REITs) — 0.2%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		219	203,236
Real Estate Management & Development — 1.9%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		508	504,516
DTZ US Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		548	526,581
Realogy Corp.:
Extended Letter of Credit, 0.10%, 10/10/16		40	39,344
Term Loan B, 3.75%, 3/05/20		1,170	1,158,521

			2,228,962

Floating Rate Loan Interests (b)	Par (000)		Value
Road & Rail — 1.4%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18	USD	974	$954,383
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		457	435,541
2nd Lien Term Loan, 7.75%, 9/30/21		225	209,250

			1,599,174
Semiconductors & Semiconductor Equipment — 3.8%
Avago Technologies Cayman Ltd., 2016 Term Loan B1, 4.25%, 2/01/23		2,640	2,601,641
Microsemi Corp., 2015 Term Loan B, 5.25%, 1/15/23		223	222,862
NXP BV:
2015 Term Loan B, 3.75%, 12/07/20		1,292	1,288,822
Term Loan D, 3.25%, 1/11/20		323	316,469

			4,429,794
Software — 6.2%
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 6/01/22		499	438,116
Evertec Group LLC, Term Loan B, 3.25%, 4/17/20		239	226,633
GCA Services Group, Inc.:
2016 Term Loan, 5.75%, 2/19/23		430	427,046
2nd Lien Term Loan, 9.25%, 11/01/20		176	173,800
Term Loan B, 4.25%, 11/01/19		351	348,975
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		710	654,014
Informatica Corp., Term Loan, 4.50%, 8/05/22		787	739,508
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		114	88,499
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		409	395,688
Initial Incremental Term Loan, 4.50%, 10/30/19		485	471,943
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/13/20		493	450,672
2nd Lien Term Loan, 8.50%, 10/11/21		350	281,750
SolarWinds, Inc., Term Loan, 6.50%, 2/03/23		655	626,835
Solera Holdings, Inc., Term Loan B, 5.75%, 2/10/23		240	234,300
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		245	234,287
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.00%, 7/08/22		1,249	1,237,681
2015 Term Loan B2, 4.08%, 7/08/22		179	177,711

			7,207,458
Specialty Retail — 3.0%
CNT Holdings III Corp., Term Loan B, 5.25%, 1/22/23		285	282,863
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		295	289,761
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		250	240,609
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		538	532,462
Term Loan B, 3.75%, 1/28/20		510	503,046
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		708	678,657
Petco Animal Supplies, Inc.:
2016 Term Loan B1, 5.75%, 1/26/23		180	176,240
2016 Term Loan B2, 5.62%, 1/26/23		375	367,110
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		275	266,083
Things Remembered, Inc., Term Loan B, 8.25%, 5/24/18		344	154,618

			3,491,449
Technology Hardware, Storage & Peripherals — 0.9%
Dell International LLC, Term Loan B2, 4.00%, 4/29/20		315	313,033
Dell, Inc., Term Loan C, 3.75%, 10/29/18		617	615,463
Linxens France SA, Term Loan, 5.00%, 10/14/22		180	171,900

			1,100,396

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)	Par (000)		Value
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18	USD	522	$473,232
Thrifts & Mortgage Finance — 0.4%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		437	432,497
Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc., Term Loan B, 4.00%, 10/01/22		244	242,333
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		290	240,158
Transportation Infrastructure — 0.2%
Penn Products Terminals LLC, Term Loan B, 4.75%, 4/13/22		254	223,558
Wireless Telecommunication Services — 2.6%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		1,138	1,106,217
New Lightsquared LLC, PIK Exit Term Loan, (9.75% PIK), 9.75%, 6/15/20 (g)		1,300	1,131,000
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/09/22		835	835,526

			3,072,743
Total Floating Rate Loan Interests — 129.6%			152,191,356

Non-Agency Mortgage-Backed Securities — 0.3%
Collateralized Mortgage Obligations — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		304	302,398

Investment Companies	Shares	Value
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust	12	$144
Eaton Vance Senior Income Trust	3,347	17,907
Total Investment Companies — 0.0%		18,051

Warrants — 0.0%
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	691	2,279
Total Long-Term Investments (Cost — $165,981,717) — 134.9%		158,385,697

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (h)(i)	3,803,278	3,803,278
Total Short-Term Securities (Cost — $3,803,278) — 3.2%		3,803,278
Total Investments (Cost — $169,784,995) — 138.1%		162,188,975
Liabilities in Excess of Other Assets — (38.1)%		(44,754,167)

Net Assets — 100.0%		$117,434,808

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	Amount is less than $500.

(f)	Zero-coupon bond.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	During the period ended February 29, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	254,052	3,549,226	3,803,278	$258

(i)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(4)	10-Year U.S. Treasury Note	June 2016	USD 522,063	$(455)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	17

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	727,124	GBP	509,000	UBS AG	3/03/16	$18,672
USD	705,301	GBP	509,000	Royal Bank of Scotland PLC	4/05/16	(3,244)
Total						$15,428

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$18,672	—	—	$18,672
Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$455	—	$455
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$3,244	—	—	3,244
Total		—	—	—	$3,244	$455	—	$3,699

[1] Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$(16,603)	—	$(16,603)
Forward foreign currency exchange contracts	—	—	—	$40,699	—	—	40,699
Swaps	—	$(15,068)	—	—	—	—	(15,068)

Total	—	$(15,068)	—	$40,699	$(16,603)	—	$9,028

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(958)	—	$(958)
Forward foreign currency exchange contracts	—	—	—	$4,088	—	—	4,088
Swaps	—	$7,012	—	—	—	—	7,012

Total	—	$7,012	—	$4,088	$(958)	—	$10,142

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$513,906
Forward foreign currency exchange contracts:
Average amounts purchase — in USD	$1,489,307
Credit default swaps:
Average notional value — sell protection	$643,500	[1]
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Financial futures contracts	—	$563
Forward foreign currency exchange contracts	$18,672	3,244

Total derivative assets and liabilities in the Statements of Assets and Liabilities	18,672	3,807

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	(563)

Total derivative assets and liabilities subject to an MNA	$18,672	$3,244

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1]
UBS AG	$18,672	—	—	—	$18,672

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]
Royal Bank of Scotland PLC	$3,244	—	—	—	$3,244
[1] Net amount represents the net amount receivable from the counterparty in the event of default.
[2] Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,899,434	$483,705	$2,383,139
Corporate Bonds	—	3,488,474	—	3,488,474
Floating Rate Loan Interests	—	140,830,836	11,360,520	152,191,356
Investment Companies	$18,051	—	—	18,051
Non-Agency Mortgage-Backed Securities	—	302,398	—	302,398
Warrants	—	—	2,279	2,279
Short-Term Securities	3,803,278	—	—	3,803,278

Total	$3,821,329	$146,521,142	$11,846,504	$162,188,975

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$18,672	—	$18,672
Liabilities:
Interest contracts	$(455)	—	—	(455)
Foreign currency exchange contracts	—	(3,244)	—	(3,244)

Total	$(455)	$15,428	—	$14,973

[1] Derivative financial instruments are financial futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	19

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$241,200	—	—	$241,200
Cash pledged for financial futures contracts	5,700	—	—	5,700
Foreign currency at value	1,878	—	—	1,878
Liabilities:
Bank borrowings payable	—	$(43,000,000)	—	(43,000,000)

Total	$248,778	$(43,000,000)	—	$(42,751,222)

During the period ended February 29, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Warrants	Total
Opening balance, as of August 31, 2015	$1,801,100	$7,593,019	$5,940	$9,400,059
Transfers into Level 3[1]	—	6,810,499	—	6,810,499
Transfers out of Level 3[2]	—	(2,572,329)	—	(2,572,329)
Accrued discounts/premiums	3,180	5,527	—	8,707
Net realized gain (loss)	(234,932)	(8,918)	—	(243,850)
Net change in unrealized appreciation (depreciation)[3,4]	(5,830)	(1,051,708)	(3,661)	(1,061,199)
Purchases	488,209	1,980,768	—	2,468,977
Sales	(1,568,022)	(1,396,338)	—	(2,964,360)
Closing Balance, as of February 29, 2016	$483,705	$11,360,520	$2,279	$11,846,504

Net change in unrealized appreciation (depreciation) on investments still held at February 29, 2016[4]	$(4,566)	$(1,052,363)	$(3,661)	$(1,060,540)

[1]    As of August 31, 2015, the Fund used observable inputs in determining the value of certain investments. As of February 29, 2016, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $6,810,499 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of August 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 29, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $2,572,329 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[4]    Any difference between net change in unrealized appreciation (depreciation) on investments still held at February 29, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Consolidated Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Common Stocks (a)	Shares		Value
Capital Markets — 0.1%
E*Trade Financial Corp.		12,476	$292,683
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		143,928	57,571
GEO Specialty Chemicals, Inc. (b)		23,849	9,540

			67,111
Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.		309,827,230	3,098
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.		14,906	191,289
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.		1,860	43,933
Total Common Stocks — 0.1%			598,114

Asset-Backed Securities (b) — 3.7%	Par (000)
ALM Loan Funding (c):
Series 2012-5A, Class BR, 3.62%, 10/18/27	USD	250	241,800
Series 2013-7RA, Class C, 4.07%, 4/24/24		825	744,660
Series 2013-7RA, Class D, 5.62%, 4/24/24		900	823,480
ALM XIV Ltd., Series 2014-14A, Class C, 4.07%, 7/28/26 (c)		463	386,836
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class B, 3.52%, 7/15/27 (c)		1,000	955,400
ALM XVII, Ltd., Series 2015-17A, Class C1, 4.75%, 1/15/28 (c)		500	481,420
AMMC CLO Ltd., Series 2014-15A, Class D, 4.84%, 12/09/26 (c)		1,250	1,159,375
Ares CLO Ltd., Series 2014-32A, Class C, 4.82%, 11/15/25 (c)		1,000	850,786
Ares XXXVII CLO Ltd., Series 2015-4A, Class C, 4.58%, 10/15/26 (c)		350	306,250
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 4.32%, 10/15/26 (c)		860	718,020
Atrium CDO Corp., Series 9A, Class D, 4.14%, 2/28/24 (c)		1,350	1,153,005
Atrium X, Series 10A, Class D, 4.12%, 7/16/25 (c)		250	212,748
Atrium XII, Series 12A, Class D, 4.21%, 10/22/26 (c)		250	223,500
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 4.12%, 7/15/24 (c)		650	532,061
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A (c):
Class B, 3.32%, 1/20/28		500	470,660
Class C, 4.22%, 1/20/28		500	432,580
BlueMountain CLO Ltd., Series 2013-1A, Class C, 4.02%, 5/15/25 (c)		500	425,232
Carlyle Global Market Strategies CLO Ltd. (c):
Series 2012-4A, Class D, 5.12%, 1/20/25		700	658,274
Series 2013-1A, Class C, 4.62%, 2/14/25		250	220,920
CIFC Funding Ltd. (c):
Series 2013-4A, Class D, 4.14%, 11/27/24		250	222,100
Series 2014-2A, Class A3L, 3.47%, 5/24/26		280	259,475

Asset-Backed Securities (b)	Par (000)		Value
CIFC Funding Ltd. (c) (continued):
Series 2014-3A, Class C1, 3.42%, 7/22/26	USD	250	$230,834
LCM XVIII LP, Series 18A, Class INC, 0.00%, 4/20/27 (d)		1,000	558,621
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 4.12%, 10/23/25 (c)		620	518,118
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.82%, 10/25/25 (c)		1,000	792,687
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.27%, 11/14/26 (c)		500	411,548
OZLM Funding Ltd., Series 2012-2A, Class C, 4.97%, 10/30/23 (c)		500	468,522
OZLM VII Ltd., Series 2014-7A, Class C, 4.22%, 7/17/26 (c)		250	204,741
Regatta Funding LP, Series 2013-2A, Class C, 4.62%, 1/15/25 (c)		500	457,363
Seneca Park CLO Ltd., Series 2014-1A, Class C, 3.52%, 7/17/26 (c)		250	237,721
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.52%, 7/15/25 (c)		250	211,284
Sound Point CLO Ltd., Series 2014-3A, Class D, 4.22%, 1/23/27 (c)		1,000	796,962
Treman Park CLO LLC, Series 2015-1A, Class D, 4.48%, 4/20/27 (c)		1,400	1,183,000
Voya CLO Ltd., Series 2014-4A, Class C, 4.62%, 10/14/26 (c)		1,000	850,478
Webster Park CLO Ltd., Series 2015-1A, Class C, 4.56%, 1/20/27 (c)		500	458,555
Wind River CLO Ltd., Series 2012-1A Class D, 5.62%, 1/15/24 (c)		250	247,075
Total Asset-Backed Securities — 3.7%			19,106,091

Corporate Bonds
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		1,125	1,147,571
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		157	165,725
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		2,605	2,595,231

			3,908,527
Banks — 0.0%
CIT Group, Inc., 5.00%, 8/01/23		135	135,000
Capital Markets — 0.2%
Blackstone CQP Holdco LP, 9.30%, 3/19/19		966	907,969
Chemicals — 0.3%
GEO Specialty Chemicals, Inc., 7.50%, 10/30/18 (e)		1,589	1,636,639
Commercial Services & Supplies — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.39%, 12/01/17 (c)		295	295,000
Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.63%, 12/15/19 (b)(c)		1,425	1,385,812
Health Care Equipment & Supplies — 0.1%
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		315	263,813
Health Care Providers & Services — 0.2%
Tenet Healthcare Corp., 4.13%, 6/15/20 (b)(c)		1,375	1,354,375

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	21

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure — 0.0%
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/16 (a)(f)	USD	120	—
Media — 1.2%
Altice Financing SA, 6.63%, 2/15/23 (b)		550	$541,750
Altice US Finance I Corp., 5.38%, 7/15/23 (b)		1,225	1,240,312
CCO Safari II LLC, 4.91%, 7/23/25 (b)		1,870	1,918,435
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		1,671	1,620,870
Numericable Group SA, 6.00%, 5/15/22 (b)		842	833,580

			6,154,947
Oil, Gas & Consumable Fuels — 0.1%
CONSOL Energy, Inc., 5.88%, 4/15/22		445	290,363
MEG Energy Corp., 7.00%, 3/31/24 (b)		550	253,000

			543,363
Total Corporate Bonds — 3.2%			16,585,445

Floating Rate Loan Interests (c)
Aerospace & Defense — 1.7%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21		2,763	2,761,951
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		1,175	1,101,563
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22		873	833,071
Term Loan C, 3.75%, 2/28/20		2,955	2,866,699
Term Loan D, 3.75%, 6/04/21		1,148	1,095,515

			8,658,799
Air Freight & Logistics — 0.6%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		693	533,530
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		718	552,786
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		112	86,538
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		990	762,463
XPO Logistics, Inc., Term Loan, 5.50%, 11/01/21		1,335	1,324,160

			3,259,477
Airlines — 0.7%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		1,407	1,404,584
Northwest Airlines, Inc.:
2.39%, 3/10/17		391	387,420
1.77%, 9/10/18		718	696,460
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		1,127	1,116,079

			3,604,543
Auto Components — 2.2%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		1,051	1,048,492
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		2,646	2,121,477
2nd Lien Term Loan, 11.00%, 1/29/18		907	435,120
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		946	927,134
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		1,528	1,107,619
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		4,995	4,389,646
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.75%, 4/30/19		873	874,681
GPX International Tire Corp., Term Loan (a)(f):
12.25%, 3/30/2012		1,097	—
PIK, 13.00%, 3/30/2012 (g)		18	—

Floating Rate Loan Interests (c)	Par (000)		Value
Auto Components (continued)
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20	USD	682	$681,393

			11,585,562
Automobiles — 0.6%
Chrysler Group LLC, Term Loan B:
2018, 3.25%, 12/31/18		811	802,797
3.50%, 5/24/17		2,144	2,131,740

			2,934,537
Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		1,142	1,124,095
2nd Lien Term Loan, 8.25%, 6/03/21		304	284,812

			1,408,907
Biotechnology — 0.2%
AMAG Pharmaceuticals, Inc., 2015 1st Lien Term Loan, 4.75%, 8/13/21		834	805,232
Building Materials — 0.6%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		645	593,400
2015 Term Loan, 4.75%, 7/28/22		2,454	2,290,276

			2,883,676
Building Products — 2.8%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		1,233	1,202,009
CPG International, Inc., Term Loan, 4.75%, 9/30/20		5,166	4,856,002
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		1,186	1,115,247
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 3/13/22		50	45,098
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		1,894	1,873,039
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		1,002	945,358
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,679	1,635,283
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		495	480,879
Term Loan B, 4.00%, 10/31/19		2,274	2,209,723

			14,362,638
Capital Markets — 1.0%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		1,345	1,172,708
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		861	852,640
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		3,369	3,354,029

			5,379,377
Chemicals — 3.4%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		1,088	1,071,306
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		564	555,849
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		2,139	2,109,111
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		115	112,642
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		972	956,940
Chemours Co., Term Loan B, 3.75%, 5/12/22		842	757,500
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		243	241,812
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		305	227,601
Huntsman International LLC, 2013 Incremental Term Loan, 3.75%, 10/01/21		1,371	1,323,452
Klockner-Pentaplast of America, Inc., Term Loan, 5.00%, 4/28/20		728	722,455

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)	Par (000)		Value
Chemicals (continued)
MacDermid, Inc.:
1st Lien Term Loan, 5.50%, 6/07/20	USD	1,695	$1,538,309
Term Loan B2, 5.50%, 6/07/20		144	130,880
Term Loan B3, 5.50%, 6/07/20		1,027	933,672
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		2,493	2,400,722
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		1,129	1,087,913
2015 2nd Lien Term Loan, 8.50%, 6/19/23		465	444,852
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		1,526	1,442,736
2nd Lien Term Loan, 7.75%, 7/31/22		1,725	1,358,437
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		523	507,591

			17,923,780
Commercial Services & Supplies — 6.9%
ADMI Corp., 2015 Term Loan B, 5.50%, 4/30/22		1,168	1,163,043
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/09/19		3,075	2,982,525
ARAMARK Corp.:
Extended Synthetic Line of Credit 2, 0.28%, 7/26/16		6	5,421
Extended Synthetic Line of Credit 3, 3.65%, 7/26/16		4	3,783
Term Loan E, 3.25%, 9/07/19		2,518	2,506,472
Term Loan F, 3.25%, 2/24/21		854	847,548
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		2,847	2,618,852
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		4,213	4,168,351
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		2,985	2,880,306
2nd Lien Term Loan, 8.00%, 5/14/22		1,500	1,470,000
Creative Artists Agency LLC, Term Loan B, 5.50%, 12/17/21		950	941,685
Dealer Tire LLC, Term Loan B, 5.50%, 12/22/21		1,010	1,006,859
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		1,333	1,327,464
Koosharem LLC, Exit Term Loan, 7.50%, 5/16/20		2,144	1,940,428
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		1,326	1,206,660
PSSI Holdings LLC, Term Loan B, 5.00%, 12/02/21		1,634	1,617,165
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		4,552	4,321,134
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		689	685,287
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		2,116	2,107,872
West Corp., Term Loan B10, 3.25%, 6/30/18		2,569	2,524,391

			36,325,246
Communications Equipment — 1.9%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		809	783,353
2nd Lien Term Loan, 7.50%, 1/24/22		380	343,900
Avaya, Inc., Term Loan B7, 6.25%, 5/29/20		742	434,619
CommScope, Inc., Term Loan B5, 3.83%, 12/29/22		913	904,343
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22		411	401,856
Telesat Canada
Term Loan A, 3.00%, 3/28/17	CAD	1,875	1,375,416
Term Loan B2, 3.50%, 3/28/19		255	248,625
Zayo Group LLC:
Term Loan B, 3.75%, 5/06/21	USD	4,504	4,438,279
Term Loan B2, 4.50%, 5/06/21		1,055	1,052,626

			9,983,017

Floating Rate Loan Interests (c)	Par (000)		Value
Construction & Engineering — 0.1%
AECOM Technology Corp., 2014 Term Loan B, 3.75%, 10/15/21	USD	586	$585,138
Construction Materials — 1.2%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		1,421	1,367,487
HD Supply, Inc., 2015 Term Loan B, 3.75%, 8/13/21		3,747	3,664,010
Headwaters, Inc., Term Loan B, 4.50%, 3/24/22		731	730,110
McJunkin Red Man Corp., Term Loan, 4.75%, 11/08/19		441	386,559

			6,148,166
Containers & Packaging — 1.7%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		1,828	1,804,695
Berry Plastics Holding Corp.:
Term Loan E, 3.75%, 1/06/21		1,246	1,224,632
Term Loan F, 4.00%, 10/01/22		5,072	5,039,796
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		820	774,919

			8,844,042
Distributors — 0.6%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		1,632	1,608,151
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		1,538	1,491,270

			3,099,421
Diversified Consumer Services — 3.5%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		2,842	2,732,695
2nd Lien Term Loan, 8.00%, 8/13/21		1,417	1,240,297
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		1,720	1,644,750
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.50%, 1/30/20		238	236,412
Term Loan B, 4.00%, 1/30/20		2,740	2,728,494
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.25%, 12/01/21		1,196	1,154,250
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		1,056	946,171
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		7,496	7,427,510

			18,110,579
Diversified Financial Services — 3.0%
AlixPartners LLP, 2015 Term Loan B, 4.50%, 7/28/22		1,915	1,894,056
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		965	943,532
Jefferies Finance LLC, Term Loan, 4.50%, 5/14/20		2,761	2,712,805
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, 3/13/22		2,074	2,017,032
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		3,512	3,498,486
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,820	1,797,811
TransFirst, Inc.:
2014 2nd Lien Term Loan, 9.00%, 11/12/22		851	848,159
Incremental Term Loan B, 4.75%, 11/12/21		2,187	2,181,646

			15,893,527
Diversified Telecommunication Services — 4.5%
Altice Financing SA, Term Loan:
Delayed Draw, 5.50%, 7/02/19		2,775	2,743,332
5.25%, 2/04/22		162	157,015
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		2,676	2,641,336

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	23

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)	Par (000)		Value
Diversified Telecommunication Services (continued)
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20	USD	2,267	$2,132,473
2nd Lien Term Loan, 9.75%, 2/12/21		750	708,530
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		10,260	10,240,814
2019 Term Loan, 4.00%, 8/01/19		2,647	2,642,753
Virgin Media Investment Holdings Ltd., Term Loan F, 3.50%, 6/30/23		2,299	2,224,662

			23,490,915
Electrical Equipment — 0.9%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 11/07/16		4,496	4,453,946
Extended Term Loan, 4.91%, 10/10/17 (a)(f)		1,710	466,830

			4,920,776
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, Term Loan, 3.25%, 4/29/20		1,719	1,696,365
CPI Acquisition, Inc., Term Loan B, 5.50%, 8/17/22		787	764,675

			2,461,040
Energy Equipment & Services — 1.0%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		769	720,299
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		1,155	693,030
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		5,468	3,879,325

			5,292,654
Food & Staples Retailing — 2.9%
Albertsons LLC, Term Loan B4, 5.50%, 8/25/21		3,998	3,901,348
Hostess Brands LLC:
1st Lien Term Loan, 4.50%, 8/03/22		2,185	2,154,488
2nd Lien Term Loan, 8.50%, 8/03/23		66	63,253
Rite Aid Corp.:
5.75%, 8/21/20		1,040	1,038,263
4.88%, 6/21/21		1,630	1,624,230
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		2,206	2,075,546
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		4,464	4,401,178

			15,258,306
Food Products — 2.1%
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		1,109	1,048,442
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		2,647	2,572,436
Pabst Brewing Co., Inc., Term Loan, 5.50%, 10/21/21		1,767	1,736,226
Performance Food Group Co., 2nd Lien Term Loan, 6.00%, 11/14/19		606	605,754
Pinnacle Foods Finance LLC:
Incremental Term Loan I, 3.75%, 1/13/23		505	506,076
Term Loan G, 3.00%, 4/29/20		2,638	2,609,446
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		1	596
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		1,608	1,291,193
2nd Lien Term Loan, 10.75%, 11/01/19		1,195	779,738

			11,149,907
Health Care Equipment & Supplies — 4.2%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		3,140	3,133,667

Floating Rate Loan Interests (c)	Par (000)		Value
Health Care Equipment & Supplies (continued)
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22	USD	1,852	$1,805,540
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		1,900	1,881,547
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		3,319	3,190,183
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		3,067	2,980,147
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		2,295	2,070,581
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		3,148	2,943,460
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		2,746	2,338,867
Sage Products Holdings III LLC, Refinancing Term Loan B2, 4.25%, 12/13/19		1,556	1,552,783

			21,896,775
Health Care Management Services — 0.1%
New Millennium HoldCo, Inc., Exit Term Loan, 7.50%, 12/21/20 (f)		510	463,379
Health Care Providers & Services — 8.8%
Acadia Healthcare Co., Inc.:
Term Loan B, 4.25%, 2/11/22		464	464,022
Term Loan B2, 4.50%, 2/16/23		2,160	2,155,961
Air Medical Group Holdings, Inc., Term Loan B, 4.25%, 4/28/22		471	447,016
Amsurg Corp., 1st Lien Term Loan B, 3.50%, 7/16/21		3,051	3,034,408
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19		2,508	2,462,888
Community Health Systems, Inc.:
Term Loan F, 3.69%, 12/31/18		1,590	1,544,235
Term Loan G, 3.75%, 12/31/19		3,153	3,003,570
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		1,588	1,561,210
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		9,569	9,550,136
Envision Healthcare Corp., Term Loan:
4.25%, 5/25/18		1,882	1,874,520
B2, 4.50%, 10/28/22		890	884,660
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		1,448	1,436,651
HCA, Inc., Term Loan B5, 3.19%, 3/31/17		1,387	1,385,645
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		2,529	2,463,756
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		490	475,601
NVA Holdings, Inc.:
1st Lien Term Loan, 4.99%, 8/14/21		17	16,124
2016 Term Loan, 5.50%, 8/14/21		763	746,128
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		3,102	2,978,136
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		1,853	1,792,927
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		2,286	2,263,607
Team Health, Inc., 2015 Term Loan B, 4.50%, 11/23/22		1,831	1,828,683
US Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		1,535	1,516,779
Vizient, Inc., 1st Lien Term Loan, 6.25%, 2/13/23		2,065	2,052,094

			45,938,757
Health Care Technology — 0.6%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		3,311	3,239,281

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)	Par (000)		Value
Hotels, Restaurants & Leisure — 8.7%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21	USD	2,282	$2,110,553
2nd Lien Term Loan, 8.00%, 8/01/22		1,526	1,495,527
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		2,007	1,995,792
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		2,505	1,402,565
Burger King Newco Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/21		4,735	4,706,399
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		7,648	6,934,548
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		1,501	1,490,059
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		1,792	1,735,010
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22		2,089	2,061,926
ESH Hospitality, Inc., Term Loan, 5.00%, 6/24/19		940	941,570
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		2,590	2,579,540
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		1,147	1,092,763
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		2,450	2,437,750
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		3,912	3,873,470
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		561	559,765
RHP Hotel Properties LP, Term Loan B, 3.50%, 1/15/21		1,266	1,258,447
Sabre, Inc.:
Incremental Term Loan, 4.00%, 2/19/19		499	493,540
Term Loan B, 4.00%, 2/19/19		2,633	2,605,561
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		1,156	1,061,439
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		4,772	4,700,286

			45,536,510
Household Durables — 0.3%
Jarden Corp., 2015 Term Loan B2, 3.19%, 7/30/22		1,576	1,571,779
Household Products — 0.9%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		783	734,731
Spectrum Brands, Inc., Term Loan, 3.50%, 6/23/22		3,981	3,969,349

			4,704,080
Independent Power and Renewable Electricity Producers — 3.5%
Aria Energy Operating LLC, Term Loan, 5.00%, 5/27/22		1,463	1,213,999
Calpine Construction Finance Co., LP, Term Loan B1, 3.00%, 5/03/20		1,616	1,516,886
Calpine Corp.:
Term Loan B3, 4.00%, 10/09/19		1,010	976,515
Term Loan B5, 3.50%, 5/27/22		1,201	1,135,172
Term Loan B6, 4.00%, 1/15/23		2,150	2,074,750
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 12/19/16		5,245	5,217,607
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		3,084	2,777,722
Term Loan C, 5.00%, 12/19/21		137	123,454
NRG Energy, Inc., Refinancing Term Loan B, 2.75%, 7/02/18		2,020	1,982,562
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		1,526	1,220,727

			18,239,394
Industrial Conglomerates — 0.1%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		703	414,578

Floating Rate Loan Interests (c)	Par (000)		Value
Insurance — 1.4%
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20	USD	610	$567,026
Asurion LLC:
Term Loan B1, 5.00%, 5/24/19		372	349,389
Term Loan B4, 5.00%, 8/04/22		1,289	1,180,703
Cooper Gay Swett & Crawford of Delaware Holding Corp., 1st Lien Term Loan, 5.00%, 4/16/20		1,600	1,569,722
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,994	1,898,501
2nd Lien Term Loan, 6.75%, 2/28/22		1,805	1,576,360

			7,141,701
Internet Software & Services — 0.5%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		2,512	2,492,560
IT Services — 3.7%
Blue Coat Holdings, Inc., 2015 Term Loan, 4.50%, 5/20/22		3,626	3,435,552
First Data Corp.:
2018 Extended Term Loan, 3.93%, 3/24/18		12,519	12,350,472
2018 Term Loan, 3.93%, 9/24/18		1,150	1,132,543
2021 Extended Term Loan, 4.43%, 3/24/21		560	550,808
Vantiv LLC, 2014 Term Loan B, 3.75%, 6/13/21		1,705	1,701,076

			19,170,451
Leisure Products — 0.3%
Bauer Performance Sports Ltd., Term Loan B, 4.50%, 4/15/21		1,455	1,341,574
Machinery — 2.1%
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		1,201	1,195,863
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		1,081	1,059,678
Term Loan B3, 4.25%, 8/30/20		330	322,918
Infiltrator Systems, Inc., 2015 Term Loan, 5.25%, 5/27/22		1,511	1,485,338
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		792	791,010
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		2,379	2,273,095
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		3,400	2,760,604
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		922	912,529

			10,801,035
Manufacture Goods — 0.1%
KP Germany Erste GmbH, 1st Lien Term Loan, 5.00%, 4/28/20		311	308,742
Media — 12.5%
Altice US Finance I Corp., Extended Term Loan, 4.25%, 12/14/22		3,711	3,633,950
Cengage Learning Acquisitions, Inc., Term Loan:
1st Lien, 7.00%, 3/31/20		4,235	4,061,876
0.00%, 7/03/16 (a)(d)(f)		2,489	—
Charter Communications Operating LLC:
Term Loan H, 3.25%, 8/24/21		1,060	1,041,259
Term Loan I, 3.50%, 1/24/23		6,485	6,444,469
Clear Channel Communications, Inc., Term Loan D, 7.19%, 1/30/19		5,630	3,682,887
Gray Television, Inc., Term Loan C, 4.25%, 6/13/21		705	702,356
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		1,648	1,549,072
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		2,774	2,694,170
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		3,290	2,924,184

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	25

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)	Par (000)		Value
Media (continued)
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22	USD	1,215	$1,158,806
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/16/20		489	486,917
MCC Iowa LLC:
Term Loan I, 2.90%, 6/30/17		1,064	1,052,715
Term Loan J, 3.75%, 6/30/21		517	510,402
Media General, Inc., Term Loan B, 4.00%, 7/31/20		1,110	1,106,777
Mediacom Communications Corp., Term Loan F, 2.90%, 3/31/18		1,100	1,074,266
Neptune Finco Corp., 2015 Term Loan B, 5.00%, 10/09/22		4,040	3,998,590
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		2,213	2,129,295
Term Loan B2, 4.50%, 5/21/20		1,915	1,842,130
Term Loan B6, 4.75%, 2/10/23		2,345	2,252,185
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		4,472	4,388,966
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		198	193,820
Tribune Media Co., Term Loan, 3.75%, 12/27/20		3,657	3,617,364
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		5,833	5,663,591
Virgin Media Investment Holdings Ltd., Term Loan E, 4.25%, 6/30/23	GBP	2,840	3,768,692
WideOpenWest Finance LLC, Term Loan B1, 3.75%, 7/17/17	USD	459	454,812
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		1,879	1,802,937
Term Loan B2A, 3.60%, 1/15/22		1,219	1,169,389
Term Loan B3, 3.60%, 1/15/22		2,004	1,923,228

			65,329,105
Metals & Mining — 0.5%
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		2,666	2,480,734
Multiline Retail — 2.1%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		3,610	3,426,114
2nd Lien Term Loan, 8.50%, 3/26/20		870	717,385
Dollar Tree, Inc., Term Loan B1, 3.50%, 7/06/22		3,681	3,682,053
Hudson’s Bay Co., 2015 Term Loan B, 4.75%, 9/30/22		1,360	1,350,837
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		1,856	1,552,541

			10,728,930
Oil, Gas & Consumable Fuels — 2.4%
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		1,192	1,172,332
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		1,228	346,946
Energy Transfer Equity LP, Term Loan, 3.25%, 12/02/19		207	166,367
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		895	801,025
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		1,435	1,277,150
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20		508	494,842
2nd Lien Term Loan, 8.25%, 11/06/20		470	440,037
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,460	1,003,830
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		264	153,664
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		2,228	1,141,665

Floating Rate Loan Interests (c)	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21	USD	661	$99,217
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/28/22		1,198	1,179,674
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		2,073	1,940,908
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		1,672	1,556,685
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		593	575,113

			12,349,455
Personal Products — 0.5%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		2,653	2,645,386
Pharmaceuticals — 6.3%
Akorn, Inc., Term Loan B, 6.00%, 4/16/21		1,458	1,451,005
Amneal Pharmaceuticals LLC, Term Loan, 4.50%, 11/01/19		1,775	1,740,870
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		902	871,275
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		3,509	3,324,631
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		3,435	3,393,024
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.44%, 2/27/21		4,219	4,203,494
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		5,445	5,307,813
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		3,813	3,576,165
Series D2 Term Loan B, 3.50%, 2/13/19		2,008	1,880,285
Series E Term Loan B, 3.75%, 8/05/20		2,051	1,914,235
Term Loan B F1, 4.00%, 4/01/22		5,343	4,988,379

			32,651,176
Professional Services — 3.8%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		1,261	1,186,044
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		2,119	2,008,644
2014 2nd Lien Term Loan, 7.50%, 7/25/22		880	730,400
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,195	3,124,885
ON Assignment, Inc., 2015 Term Loan, 3.75%, 6/03/22		2,424	2,416,611
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,765	1,668,280
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22		2,219	2,157,832
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		5,441	5,301,181
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,267	1,261,862

			19,855,739
Real Estate Investment Trusts (REITs) — 0.2%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		965	896,084
Real Estate Management & Development — 1.9%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		2,231	2,215,484
DTZ US Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		2,443	2,348,696
Realogy Corp.:
Extended Letter of Credit, 0.46%, 10/10/16		114	112,026
Term Loan B, 3.75%, 3/05/20		5,133	5,081,653

			9,757,859

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)	Par (000)		Value
Road & Rail — 1.3%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18	USD	4,280	$4,192,434
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		2,004	1,910,759
2nd Lien Term Loan, 7.75%, 9/30/21		975	906,750

			7,009,943
Semiconductors & Semiconductor Equipment — 3.8%
Avago Technologies Cayman Ltd., 2016 Term Loan B1, 4.25%, 2/01/23		11,745	11,574,345
Microsemi Corp., 2015 Term Loan B, 5.25%, 1/15/23		1,106	1,104,623
NXP BV:
2015 Term Loan B, 3.75%, 12/07/20		5,716	5,700,400
Term Loan D, 3.25%, 1/11/20		1,398	1,371,364

			19,750,732
Software — 6.1%
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 6/01/22		2,278	1,998,934
Evertec Group LLC, Term Loan B, 3.25%, 4/17/20		1,043	989,783
GCA Services Group, Inc.:
2016 Term Loan, 5.75%, 2/19/23		1,900	1,886,947
2nd Lien Term Loan, 9.25%, 11/01/20		780	770,250
Term Loan B, 4.25%, 11/01/19		1,532	1,522,800
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		3,029	2,789,271
Informatica Corp., Term Loan, 4.50%, 8/05/22		3,486	3,274,132
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		493	382,317
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		1,786	1,727,517
Initial Incremental Term Loan, 4.50%, 10/30/19		2,133	2,074,468
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/13/20		2,132	1,948,447
2nd Lien Term Loan, 8.50%, 10/11/21		1,600	1,288,000
SolarWinds, Inc., Term Loan, 6.50%, 2/03/23		2,900	2,775,300
Solera Holdings, Inc., Term Loan B, 5.75%, 2/10/23		1,000	976,250
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		1,093	1,047,068
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.00%, 7/08/22		5,500	5,450,794
2015 Term Loan B2, 4.08%, 7/08/22		794	786,817

			31,689,095
Specialty Retail — 2.8%
CNT Holdings III Corp., Term Loan B, 5.25%, 1/22/23		1,335	1,324,987
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		1,303	1,278,258
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		1,109	1,066,973
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		2,361	2,338,029
Term Loan B, 3.75%, 1/28/20		2,219	2,189,369
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		3,127	2,996,603
Petco Animal Supplies, Inc.:
2016 Term Loan B1, 5.75%, 1/26/23		835	817,557
2016 Term Loan B2, 5.62%, 1/26/23		1,625	1,590,810
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		507	491,415
Things Remembered, Inc., Term Loan B, 8.25%, 5/24/18		1,490	670,651

			14,764,652
Technology Hardware, Storage & Peripherals — 0.9%
Dell International LLC, Term Loan B2, 4.00%, 4/29/20		1,407	1,399,284
Dell, Inc., Term Loan C, 3.75%, 10/29/18		2,613	2,606,403

Floating Rate Loan Interests (c)	Par (000)		Value
Technology Hardware, Storage & Peripherals (continued)
Linxens France SA, Term Loan, 5.00%, 10/14/22	USD	795	$759,225

			4,764,912
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		2,263	2,051,683
Thrifts & Mortgage Finance — 0.4%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		1,901	1,883,766
Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc., Term Loan B, 4.00%, 10/01/22		1,027	1,018,817
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		1,270	1,051,725
Transportation Infrastructure — 0.2%
Penn Products Terminals LLC, Term Loan B, 4.75%, 4/13/22		1,128	992,946
Wireless Telecommunication Services — 2.6%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		4,940	4,802,046
New Lightsquared LLC, PIK Exit Term Loan, (9.75% PIK), 9.75%, 6/15/20 (g)		5,925	5,154,750
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/09/22		3,680	3,682,318

			13,639,114
Total Floating Rate Loan Interests — 129.3%			672,941,711

Non-Agency Mortgage-Backed Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)(c)		991	985,778

Investment Companies		Shares
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		54	648
Eaton Vance Senior Income Trust		13,945	74,606
Total Investment Companies — 0.0%			75,254

Other Interests (h)		Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A	USD	256	3
Household Durables — 0.3%
Stanley Martin, Class B Membership Units (i)		1,250	1,735,000
Total Other Interests — 0.3%			1,735,003

Preferred Securities		Shares
Preferred Stock — 0.0%
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 0.00% (c)(j)		2,075	52,332

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	27

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Trust Preferred — 0.3%	Shares	Value
Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40	60,894	$1,471,791
Total Preferred Securities — 0.3%		1,524,123

Warrants — 0.0%
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	2,406	7,935
Total Long-Term Investments (Cost — $751,855,545) — 137.1%		713,559,454

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (k)(l)	4,383,583	$4,383,583
Total Short-Term Securities (Cost — $4,383,583) — 0.8%		4,383,583
Options Purchased (Cost — $43,022) — 0.0%		—
Total Investments (Cost — $756,282,150) — 137.9%		717,943,037
Liabilities in Excess of Other Assets — (37.9)%		(197,260,190)

Net Assets — 100.0%		$520,682,847

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate as of period end.

(d)	Zero-coupon bond.

(e)	Convertible security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	All or a portion of security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.

(j)	Perpetual security with no stated maturity date.

(k)	During the period ended February 29, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	4,383,583	4,383,583	$386

(l)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(17)	10-Year U.S. Treasury Note	June 2016	USD 2,218,766	$(1,900)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	923,106	CAD	1,299,000	Toronto-Dominion Bank	3/03/16	$(36,980)
USD	2,802,786	GBP	1,962,000	UBS AG	3/03/16	71,972
USD	957,507	CAD	1,297,000	Westpac Banking Corp.	4/05/16	(1,131)
USD	2,718,667	GBP	1,962,000	Royal Bank of Scotland PLC	4/05/16	(12,504)
Total						$21,357

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD 942.86	44	—

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$71,972	—	—	$71,972

Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$1,900	—	$1,900
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$50,615	—	—	50,615
Total		—	—	—	$50,615	$1,900	—	$52,515

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$(70,150)	—	$(70,150)
Forward foreign currency exchange contracts	—	—	—	$225,659	—	—	225,659
Swaps	—	$(67,671)	—	—	—	—	(67,671)

Total	—	$(67,671)	—	$225,659	$(70,150)	—	$87,838

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(4,113)	—	$(4,113)
Forward foreign currency exchange contracts	—	—	—	$(43,761)	—	—	(43,761)
Swaps	—	$31,556	—	—	—	—	31,556

Total	—	$31,556	—	$(43,761)	$(4,113)	—	$(16,318)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$2,184,102
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$7,719,778
Average amounts sold — in USD	$63,581	[1]
Credit default swaps:
Average notional value — sell protection	$2,895,750	[1]
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments — Offsetting as of February 29, 2016

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Financial futures contracts	—	$2,391
Forward foreign currency exchange contracts	$71,972	50,615

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	71,972	53,006

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	(2,391)

Total derivative assets and liabilities subject to an MNA	$71,972	$50,615

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	29

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1]
UBS AG	$71,972	—	—	—	$71,972

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]
Royal Bank of Scotland PLC	$12,504	—	—	—	$12,504
Toronto-Dominion Bank	36,980	—	—	—	36,980
Westpac Banking Corp.	1,131	—	—	—	1,131

Total	$50,615	—	—	—	$50,615

[1] Net amount represents the net amount receivable from the counterparty in the event of default.
[2] Net amount represents the net amount payable to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$12,724,376	$6,381,715	$19,106,091
Common Stocks	$336,616	191,289	70,209	598,114
Corporate Bonds	—	14,040,837	2,544,608	16,585,445
Floating Rate Loan Interests	—	623,920,090	49,021,621	672,941,711
Investment Companies	75,254	—	—	75,254
Non-Agency Mortgage-Backed Securities	—	985,778	—	985,778
Other Interests	—	—	1,735,003	1,735,003
Preferred Stock	52,332	—	—	52,332
Trust Preferred	1,471,791	—	—	1,471,791
Warrants	—	—	7,935	7,935
Short-Term Securities	4,383,583	—	—	4,383,583

Total	$6,319,576	$651,862,370	$59,761,091	$717,943,037

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$71,972	—	$71,972
Liabilities:
Interest rate contracts	$(1,900)	—	—	(1,900)
Foreign currency exchange contracts	—	(50,615)	—	(50,615)

Total	$(1,900)	$21,357	—	$19,457

[1] Derivative financial instruments are financial futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,262,929	—	—	$2,262,929
Cash pledged for financial futures contracts	23,000	—	—	23,000
Foreign currency at value	2,992	—	—	2,992
Liabilities:
Bank borrowings payable	—	$(189,000,000)	—	(189,000,000)

Total	$2,288,921	$(189,000,000)	—	$(186,711,079)

During the six months ended February 29, 2016, there were no transfers between Level 1 and Level 2.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening balance, as of August 31, 2015	$10,022,033	$345,687	$2,987,102	$33,105,389	$1,715,003	$20,682	$48,195,896
Transfers into Level 3[1]	—	—	—	29,120,247	—	—	29,120,247
Transfers out of Level 3[2]	(2,150,000)	—	—	(11,400,569)	—	—	(13,550,569)
Accrued discounts/premiums	4,598	—	41	23,844	—	—	28,483
Net realized gain (loss)	(300,962)	—	501	(30,339)	—	—	(330,800)
Net change in unrealized appreciation (depreciation)[3,4]	(458,621)	(275,478)	(466,931)	(4,273,977)	20,000	(12,747)	(5,467,754)
Purchases	2,973,375	1,439	74,395	8,563,399	—	—	11,612,608
Sales	(3,708,708)	(1,439)	(50,500)	(6,086,373)	—	—	(9,847,020)
Closing Balance, as of February 29, 2016	$6,381,715	$70,209	$2,544,608	$49,021,621	$1,735,003	$7,935	$59,761,091

Net change in unrealized appreciation (depreciation) on investments still held at February 29, 2016[4]	$(446,393)	$(187,682)	$(466,931)	$(4,277,347)	$20,000	$(12,747)	$(5,371,100)

[1]    As of August 31, 2015, the Fund used observable inputs in determining the value of certain investments. As of February 29, 2016, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $29,120,247 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of August 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 29, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $13,550,569 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

[4]    Any difference between net change in unrealized appreciation (depreciation) on investments still held at February 29, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	31

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Capital Markets — 0.1%
E*Trade Financial Corp. (a)		24,081	$564,940
Chemicals — 0.0%
LyondellBasell Industries NV, Class A		37	2,968
Construction & Engineering — 0.1%
USI United Subcontractors		6,454	193,619
Diversified Financial Services — 0.0%
Kcad Holdings I Ltd. (a)		546,753,936	5,468
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc. (a)(b)		8,511	109,222
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (a)(b)		3,155	—
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I, LLC, (Acquired 12/28/15, cost $15,599) (c)		1,013	1,013
Total Common Stocks — 0.2%			877,230

Asset-Backed Securities		Par (000)
Asset-Backed Securities — 18.8%
ACAS CLO Ltd., Series 2014-1A, Class C, 3.52%, 7/18/26 (d)(e)	USD	1,000	923,179
Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.69%, 5/10/32 (d)(e)		161	159,440
ALM Loan Funding, Series 2013-7RA, Class D, 5.62%, 4/24/24 (d)(e)		1,040	951,577
ALM VI Ltd., Series 2012-6A, Class B2R, 3.42%, 7/15/26 (d)(e)		1,000	943,500
ALM XIV Ltd., Series 2014-14A, Class C, 4.07%, 7/28/26 (d)(e)		3,140	2,626,301
AmeriCredit Automobile Receivables Series 2014-3, Class C, 2.58%, 9/08/20		4,850	4,859,554
AMMC CLO Ltd., Series 2014-15A, Class D, 4.68%, 12/09/26 (d)(e)		2,000	1,855,000
Apidos CLO XVII, Series 2014-17A, Class B, 3.47%, 4/17/26 (d)(e)		1,000	937,548
Ares CLO Ltd. (d)(e):
Series 2012-2A, Class CR, 3.32%, 10/12/23		1,000	978,750
Series 2014 32A, Class B, 3.87%, 11/15/25		1,250	1,192,686
Atrium CDO Corp., Series 9A, Class D, 4.14%, 2/28/24 (d)(e)		1,850	1,580,044
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 4.12%, 7/15/24 (d)(e)		750	613,916
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class B, 3.42%, 7/20/26 (d)(e)		1,250	1,193,750
Carlyle Global Market Strategies CLO Ltd., Class C (d)(e):
Series 2013-1A, 4.62%, 2/14/25		250	220,920
Series 2014-5A, 4.77%, 10/16/25		2,000	1,684,093
Series 2015-1A, 3.77%, 4/20/27		500	480,537
CIFC Funding 2014-IV, Ltd., Series 2014-4A, Class C1, 3.52%, 10/17/26 (d)(e)		2,850	2,639,228
CIFC Funding Ltd., Class D (d)(e):
Series 2014-3A, 4.02%, 7/22/26		420	341,072
Series 2015-1A, 4.62%, 1/22/27		600	512,689
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (d)		1,763	1,662,124

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (d)	USD	3,169	$3,098,744
Flagship CLO, Series 2014-8A, Class C, 3.75%, 1/16/26 (d)(e)		1,000	931,668
Gramercy Park CLO, Ltd., Series 2012-1AR, Class CR, 4.67%, 7/17/23 (d)(e)		5,000	4,643,100
GSAA Trust, Series 2007-3, Class 1A2, 0.61%, 3/25/47 (e)		2,541	1,231,737
LIitigation Fee Residual FDG, 4.00%, 10/30/27		1,908	1,903,899
Madison Park Funding Ltd., Series 2012-10A, Class D, 4.87%, 1/20/25 (d)(e)		700	650,972
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 4.12%, 10/23/25 (d)(e)		420	350,983
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.87%, 1/27/26 (d)(e)		1,500	1,443,299
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class B, 3.77%, 11/14/25 (d)(e)		1,000	973,940
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.97%, 7/17/25 (d)(e)		2,000	1,609,101
OneMain Financial Issuance Trust (d):
Series 2015-1A, Class D, 6.63%, 3/18/26		350	351,439
Series 2015-2A, Class C, 4.32%, 7/18/25		4,000	3,888,600
Series 2015-2A, Class D, 5.64%, 7/18/25		2,000	1,947,920
OZLM Funding Ltd., Series 2012-2A, Class C, 4.97%, 10/30/23 (d)(e)		500	468,522
OZLM IX Ltd., Series 2014-9A, Class C, 4.22%, 1/20/27 (d)(e)		1,500	1,224,451
OZLM VII Ltd., Series 2014-7A, Class C, 4.22%, 7/17/26 (d)(e)		780	638,792
OZLM VIII Ltd., Series 2014-8A (d)(e):
Class B, 3.62%, 10/17/26		2,500	2,347,561
Class C, 4.12%, 10/17/26		500	407,193
OZLM XII Ltd., Series 2015-12A, Class C, 4.32%, 4/30/27 (d)(e)		1,000	820,779
Regatta Funding LP, Series 2013-2A, Class C, 4.62%, 1/15/25 (d)(e)		500	457,363
Regatta V Funding Ltd., Series 2014-1A, Class B, 3.62%, 10/25/26 (d)(e)		2,000	1,830,507
Santander Drive Auto Receivables Trust:
Series 2014-3, Class D, 2.65%, 8/17/20		4,015	3,999,302
Series 2014-4, Class C, 2.60%, 11/16/20		4,500	4,535,551
Series 2014-4, Class D, 3.10%, 11/16/20		4,500	4,513,564
Series 2014-S2, 0.00%, 11/16/18		3	6,348,375
Series 2014-S3, 0.00%, 2/19/19		3	9,105,750
Series 2014-S4, 0.00%, 4/16/19		3	11,927,250
Sound Point CLO Ltd., Series 2014-3A, Class D, 4.22%, 1/23/27 (d)(e)		2,000	1,593,924
Symphony CLO XV Ltd., Series 2014-15A, Class C, 3.82%, 10/17/26 (d)(e)		4,000	3,861,629
Venture XIX CLO Ltd., Series 2014-19A, Class C, 3.92%, 1/15/27 (d)(e)		445	439,929
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.22%, 7/15/27 (d)(e)		400	341,480

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Voya CLO Ltd., Series 2014-4A, Class C, 4.62%, 10/14/26 (d)(e)	USD	2,500	$2,126,196
World Financial Network Credit Card Master Trust, Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,063,733

			109,433,161
Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (d)		5,253	372,650
Sterling Coofs Trust, Series 2004-1, Class A, 2.00%, 4/15/29		7,165	492,589

			865,239
Total Asset-Backed Securities — 18.9%			110,298,400

Corporate Bonds
Aerospace — 0.0%
Frontier Communications Corp., 7.13%, 3/15/19		170	170,850
Aerospace & Defense — 0.8%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (d)		560	401,800
Bombardier, Inc. (d):
5.50%, 9/15/18		174	156,600
7.50%, 3/15/25		167	117,318
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (d)		250	263,125
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (d)(f)		339	361,035
Moog, Inc., 5.25%, 12/01/22 (d)		270	264,600
TransDigm, Inc.:
7.50%, 7/15/21		263	270,232
6.00%, 7/15/22 (f)		1,825	1,779,375
6.50%, 7/15/24 (f)		996	971,100

			4,585,185
Air Freight & Logistics — 0.2%
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	100	112,049
XPO Logistics, Inc.:
5.75%, 6/15/21		100	99,003
6.50%, 6/15/22 (d)(f)	USD	1,100	1,040,875

			1,251,927
Airlines — 2.4%
Air Canada Pass-Through Trust (d):
Series 2013-1, Class C, 6.63%, 5/15/18		651	644,490
Series 2015-1, Class B, 3.88%, 9/15/24 (f)		1,500	1,398,750
American Airlines Group, Inc., 4.63%, 3/01/20 (d)		315	303,581
American Airlines Pass-Through Trust, Series 2013-2 (f):
Class A, 4.95%, 7/15/24		3,246	3,419,974
Class B, 5.60%, 1/15/22 (d)		630	633,553
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18 (f)		780	805,350
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		186	196,384
United Airlines Pass-Through Trust (f):
Series 2014-2, Class B, 4.63%, 3/03/24		2,300	2,311,500

Corporate Bonds	Par (000)		Value
Airlines (continued)
United Airlines Pass-Through Trust (f) (continued):
Series 2015-1, Class A, 3.70%, 6/01/24	USD	2,430	$2,454,300
US Airways Pass-Through Trust, Series 2011-1, Class B, 9.75%, 4/22/20		371	415,174
Virgin Australia Trust, Series 2013-1 (d):
Class A, 5.00%, 4/23/25		562	574,922
Class C, 7.13%, 10/23/18 (f)		738	741,458

			13,899,436
Auto Components — 0.9%
Affinia Group, Inc., 7.75%, 5/01/21 (f)		245	252,350
Dakar Finance SA, (9% Cash PIK), 9.00%, 11/15/20 (g)	EUR	100	101,022
Goodyear Tire & Rubber Co., 6.50%, 3/01/21 (f)	USD	901	948,870
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19 (f)		1,228	1,138,970
Schaeffler Holding Finance BV (g):
(5.75% Cash or 6.50% PIK), 5.75%, 11/15/21	EUR	115	131,046
(6.25% Cash), 6.25%, 11/15/19 (d)(f)	USD	804	837,165
(6.75% Cash), 6.75%, 11/15/22 (d)(f)		943	999,580
(6.88% Cash), 6.88%, 8/15/18	EUR	375	419,611
ZF North America Capital, Inc., 2.75%, 4/27/23		200	203,428

			5,032,042
Automobiles — 0.4%
General Motors Co., 3.50%, 10/02/18 (f)	USD	2,478	2,482,956
Banks — 1.6%
Banca Monte dei Paschi di Siena SpA, 3.63%, 4/01/19	EUR	100	104,162
Banco Espirito Santo SA (b):
4.75%, 1/15/18		100	31,548
4.00%, 1/21/19		100	31,548
Bankia SA, 4.00%, 5/22/24 (e)		100	100,381
Barclays PLC, 3.65%, 3/16/25 (f)	USD	3,600	3,307,871
CIT Group, Inc.:
5.50%, 2/15/19 (d)(f)		2,240	2,318,400
5.00%, 8/01/23		235	235,000
Ibercaja Banco SA, 5.00%, 7/28/25 (e)	EUR	100	92,994
Nordea Bank AB, 4.50%, 3/26/20		1,020	1,252,005
Santander Holdings USA, Inc., 4.50%, 7/17/25 (f)	USD	1,750	1,742,428

			9,216,337
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/01/23 (f)		3,000	3,082,848
Constellation Brands, Inc.:
7.25%, 5/15/17		82	86,715
3.88%, 11/15/19		144	149,141

			3,318,704
Building Products — 0.8%
American Builders & Contractors Supply Co., Inc. (d):
5.63%, 4/15/21		190	194,275
5.75%, 12/15/23		141	145,230
Building Materials Corp. of America, 6.00%, 10/15/25 (d)(f)		535	543,694
Cemex SAB de CV, 4.38%, 3/05/23	EUR	100	92,195

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	33

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Building Products (continued)
CPG Merger Sub LLC, 8.00%, 10/01/21 (d)(f)	USD	1,030	$947,600
Masonite International Corp., 5.63%, 3/15/23 (d)(f)		404	418,140
Ply Gem Industries, Inc., 6.50%, 2/01/22 (f)		540	462,375
Standard Industries, Inc. (d):
5.13%, 2/15/21		140	142,800
5.50%, 2/15/23		229	231,863
USG Corp., 9.75%, 1/15/18 (f)		1,390	1,548,112

			4,726,284
Capital Markets — 0.7%
American Capital Ltd., 6.50%, 9/15/18 (d)(f)		975	994,500
Blackstone CQP Holdco LP, 9.30%, 3/19/19		1,120	1,052,700
E*Trade Financial Corp. (f):
5.38%, 11/15/22		627	651,698
4.63%, 9/15/23		405	396,900
Morgan Stanley, 4.00%, 7/23/25 (f)		965	995,494

			4,091,292
Chemicals — 0.5%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (d)		398	422,875
Chemours Co., 7.00%, 5/15/25 (d)		210	152,250
Huntsman International LLC:
4.88%, 11/15/20		133	125,352
5.13%, 4/15/21	EUR	331	325,871
Ineos Finance PLC, 4.00%, 5/01/23		100	101,687
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	490	333,200
NOVA Chemicals Corp., 5.25%, 8/01/23 (d)		35	34,475
Platform Specialty Products Corp. (d):
10.38%, 5/01/21		53	48,363
6.50%, 2/01/22 (f)		1,163	942,030
WR Grace & Co-Conn (d):
5.13%, 10/01/21		41	42,640
5.63%, 10/01/24		200	208,500

			2,737,243
Commercial Services & Supplies — 0.7%
AA Bond Co., Ltd., 5.50%, 7/31/43	GBP	125	159,628
ADS Waste Holdings, Inc., 8.25%, 10/01/20	USD	247	242,060
ADT Corp., 3.50%, 7/15/22		189	158,288
Aviation Capital Group Corp., 4.63%, 1/31/18 (d)(f)		1,000	1,015,080
Iron Mountain, Inc., 6.00%, 10/01/20 (d)		405	429,300
Mobile Mini, Inc., 7.88%, 12/01/20 (f)		275	279,812
Modular Space Corp., 10.25%, 1/31/19 (d)		1,253	344,575
Silk Bidco AS, 7.50%, 2/01/22	EUR	120	130,868
United Rentals North America, Inc. (f):
7.63%, 4/15/22	USD	658	699,533
5.75%, 11/15/24		649	632,645
Verisure Holding AB, 6.00%, 11/01/22	EUR	125	139,381

			4,231,170
Communications Equipment — 1.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29 (f)	USD	885	900,487
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (d)(f)		564	558,360
CommScope, Inc. (d):
4.38%, 6/15/20 (f)		465	473,138
5.50%, 6/15/24		99	96,030

Corporate Bonds	Par (000)		Value
Communications Equipment (continued)
Motorola Solutions, Inc., 3.75%, 5/15/22 (f)	USD	1,500	$1,390,375
Nokia OYJ, 6.63%, 5/15/39		200	204,000
Zayo Group LLC/Zayo Capital, Inc. (f):
10.13%, 7/01/20		1,946	2,087,085
6.00%, 4/01/23		717	706,245

			6,415,720
Construction & Engineering — 0.4%
AECOM Technology Corp.:
5.75%, 10/15/22		150	151,500
5.88%, 10/15/24		431	428,845
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (d)		255	186,788
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (d)(f)		963	975,037
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		320	298,000

			2,040,170
Construction Materials — 0.6%
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (d)		75	79,125
HD Supply, Inc. (f):
7.50%, 7/15/20		1,136	1,195,640
5.25%, 12/15/21 (d)		1,828	1,914,830
Officine MaccaFerri SpA, 5.75%, 6/01/21	EUR	150	136,225
PulteGroup, Inc., 5.50%, 3/01/26	USD	331	334,724

			3,660,544
Consumer Finance — 1.5%
Ally Financial, Inc. (f):
4.63%, 3/30/25		1,891	1,834,270
8.00%, 11/01/31		2,840	3,127,550
General Motors Financial Co., Inc., 2.63%, 7/10/17 (f)		2,760	2,748,389
McGraw Hill Financial, Inc., 2.50%, 8/15/18		445	447,249
Navient Corp.:
5.00%, 10/26/20		310	273,575
5.50%, 1/25/23		25	20,688
6.13%, 3/25/24		25	20,922
5.88%, 10/25/24		40	32,400

			8,505,043
Containers & Packaging — 0.8%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20 (d)		1,140	1,177,050
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
3.51%, 12/15/19 (d)(e)(f)		605	588,362
4.25%, 1/15/22	EUR	120	128,597
Ball Corp.:
4.38%, 12/15/20	USD	229	239,305
5.00%, 3/15/22		360	374,850
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 6/15/17 (d)(f)		550	547,937
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		390	397,800
Crown European Holdings SA, 4.00%, 7/15/22	EUR	149	166,956
JH-Holding Finance SA, (8.25% Cash), 8.25%, 12/01/22 (g)		200	222,857
Sealed Air Corp. (d):
4.88%, 12/01/22	USD	80	82,400
5.13%, 12/01/24		235	243,812
5.50%, 9/15/25 (f)		524	554,130

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Containers & Packaging (continued)
SGD Group SAS, 5.63%, 5/15/19	EUR	100	$106,316

			4,830,372
Diversified Consumer Services — 0.2%
Laureate Education, Inc., 9.25%, 9/01/19 (d)	USD	495	252,450
Service Corp. International, 5.38%, 5/15/24 (f)		720	765,900

			1,018,350
Diversified Financial Services — 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		385	391,256
5.00%, 10/01/21 (f)		500	513,125
4.63%, 7/01/22		340	340,425
Aircastle Ltd.:
6.25%, 12/01/19 (f)		367	388,579
5.13%, 3/15/21		40	40,100
5.50%, 2/15/22		260	259,675
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	131,739
General Motors Financial Co., Inc., 4.38%, 9/25/21 (f)	USD	530	532,909
HSH Nordbank AG, 0.66%, 2/14/17 (e)	EUR	153	144,504
International Lease Finance Corp.:
5.88%, 4/01/19	USD	160	169,000
8.25%, 12/15/20		150	173,437
4.63%, 4/15/21		147	148,470
5.88%, 8/15/22 (f)		560	595,700
Jefferies Finance LLC/JFIN Co-Issuer Corp. (d):
7.38%, 4/01/20		290	223,300
6.88%, 4/15/22 (f)		480	338,400
Mercury Bondco PLC, (9% Cash PIK), 8.25%, 5/30/21 (g)	EUR	200	211,870
MSCI, Inc., 5.75%, 8/15/25 (d)	USD	416	448,760
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20 (f)		692	711,030
6.88%, 2/15/21		210	217,350
UniCredit SpA, 6.95%, 10/31/22	EUR	100	120,087

			6,099,716
Diversified Telecommunication Services — 2.1%
CenturyLink, Inc.:
6.45%, 6/15/21	USD	241	244,764
Series V, 5.63%, 4/01/20		215	217,688
Frontier Communications Corp.:
6.25%, 9/15/21		45	39,881
7.13%, 1/15/23		170	147,847
7.63%, 4/15/24		261	228,375
6.88%, 1/15/25		747	629,348
Level 3 Financing, Inc.:
4.10%, 1/15/18 (e)		411	413,824
5.38%, 8/15/22 (f)		1,055	1,084,013
5.13%, 5/01/23 (f)		905	923,100
5.38%, 1/15/24 (d)		240	246,000
5.38%, 5/01/25 (f)		1,881	1,913,917
Telecom Italia Capital SA:
6.38%, 11/15/33		130	119,600
7.20%, 7/18/36		160	148,800
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	37	49,053
Telecom Italia SpA:
6.38%, 6/24/19	GBP	200	297,313
5.88%, 5/19/23		450	656,962
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	271	312,127

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (continued)
Telenet Finance V Luxembourg SCA (continued):
6.75%, 8/15/24	EUR	397	$466,427
Verizon Communications, Inc., 3.65%, 9/14/18 (f)	USD	4,000	4,193,084

			12,332,123
Electric Utilities — 0.2%
AES Corp.:
8.00%, 6/01/20 (f)		230	252,425
4.88%, 5/15/23		270	243,000
Homer City Generation LP, (8.14% Cash), 8.14%, 10/01/19 (g)		280	181,710
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17 (f)		303	289,119
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc. (a)(b):
Series A, 10.25%, 11/01/15		47	1,997
10.50%, 11/01/16		31	1,318

			969,569
Electrical Equipment — 0.0%
Belden, Inc., 5.50%, 4/15/23	EUR	149	155,241
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22 (f)	USD	805	855,312
5.00%, 9/01/23		122	125,050
5.50%, 12/01/24 (f)		1,382	1,426,915

			2,407,277
Energy Equipment & Services — 0.2%
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 8/01/22		147	122,745
Halliburton Co., 3.80%, 11/15/25		100	94,700
Transocean, Inc.:
3.00%, 10/15/17 (f)		594	534,600
6.00%, 3/15/18 (f)		575	462,875
6.50%, 11/15/20		179	105,610

			1,320,530
Environmental, Maintenance, & Security Service — 0.0%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	99,538
Food & Staples Retailing — 0.8%
Brakes Capital, 7.13%, 12/15/18	GBP	255	368,533
CVS Health Corp., 4.75%, 12/01/22 (d)(f)	USD	165	180,616
Diamond Foods, Inc., 7.00%, 3/15/19 (d)		610	631,350
Dollar Tree Inc., 5.25%, 3/01/20 (d)		178	186,900
R&R Ice Cream PLC, 4.75%, 5/15/20	EUR	150	165,625
Rite Aid Corp. (f):
9.25%, 3/15/20	USD	1,095	1,155,225
6.13%, 4/01/23 (d)		1,570	1,675,975

			4,364,224
Food Products — 0.5%
Acosta Inc., 7.75%, 10/01/22 (d)		290	255,925
Aramark Services, Inc., 5.13%, 1/15/24 (d)		489	512,227
Boparan Finance PLC, 5.50%, 7/15/21	GBP	115	138,414
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (d)	USD	62	65,410
Post Holdings, Inc. (d):
7.75%, 3/15/24 (f)		844	924,180
8.00%, 7/15/25		416	458,640
Smithfield Foods, Inc., 5.88%, 8/01/21 (d)		193	196,318
TreeHouse Foods, Inc., 6.00%, 2/15/24 (d)		138	145,245

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	35

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Food Products (continued)
WhiteWave Foods Co., 5.38%, 10/01/22	USD	168	$179,760

			2,876,119
Forest Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (d)		505	434,300
Health Care Equipment & Supplies — 0.4%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (d)		485	349,200
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (d)(f)		1,261	1,056,088
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (d)		108	111,240
Mallinckrodt International Finance SA (d):
4.88%, 4/15/20 (f)		284	281,160
5.75%, 8/01/22		330	325,875
Teleflex, Inc., 5.25%, 6/15/24		250	253,125

			2,376,688
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		240	237,960
5.63%, 2/15/23		178	179,780
6.50%, 3/01/24 (d)		61	62,983
Alere, Inc.:
7.25%, 7/01/18 (f)		950	995,125
6.38%, 7/01/23 (d)		330	362,175
Amsurg Corp., 5.63%, 7/15/22 (f)		1,016	1,046,480
Centene Corp., 4.75%, 5/15/22		370	372,775
Centene Escrow Corp. (d):
5.63%, 2/15/21		359	375,155
6.13%, 2/15/24		213	226,046
CHS/Community Health Systems, Inc., 6.88%, 2/01/22 (f)		964	826,630
DaVita HealthCare Partners, Inc. (f):
5.13%, 7/15/24		1,273	1,295,277
5.00%, 5/01/25		247	246,382
ExamWorks Group, Inc., 5.63%, 4/15/23		381	382,905
HCA Holdings, Inc., 6.25%, 2/15/21		35	37,013
HCA, Inc.:
3.75%, 3/15/19 (f)		786	800,659
6.50%, 2/15/20		125	138,463
7.50%, 2/15/22		572	646,246
5.88%, 3/15/22 (f)		82	87,945
4.75%, 5/01/23 (f)		108	109,755
5.88%, 5/01/23		70	73,500
5.00%, 3/15/24 (f)		335	341,700
5.38%, 2/01/25 (f)		707	720,256
5.25%, 4/15/25 (f)		1,510	1,555,300
5.88%, 2/15/26		426	438,780
HealthSouth Corp.:
5.75%, 11/01/24		830	838,300
5.75%, 9/15/25 (d)		257	255,072
Hologic, Inc., 5.25%, 7/15/22 (d)(f)		720	754,128
MEDNAX, Inc., 5.25%, 12/01/23 (d)		201	208,286
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (d)		104	97,760
Tenet Healthcare Corp.:
6.25%, 11/01/18 (f)		264	277,860
4.75%, 6/01/20 (f)		520	525,200
4.01%, 6/15/20 (d)(e)(f)		805	792,925
6.00%, 10/01/20		241	255,942
UnitedHealth Group, Inc., 3.75%, 7/15/25 (f)		1,470	1,563,936

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (continued)
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	355	$481,804

			17,610,503
Hotels, Restaurants & Leisure — 4.1%
Boyd Gaming Corp., 6.88%, 5/15/23 (f)	USD	880	904,200
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (f)		870	850,425
Carlson Travel Holdings, Inc., (7.50% Cash or 8.25% PIK), 7.50%, 8/15/19 (d)(g)		204	177,480
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	200	201,252
CPUK Finance, Ltd., 7.00%, 2/28/42	GBP	200	280,458
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (h)		100	105,920
ESH Hospitality, Inc., 5.25%, 5/01/25 (d)	USD	276	267,720
Gala Electric Casinos PLC, 11.50%, 6/01/19	GBP	64	92,294
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (f)	USD	357	359,231
International Game Technology PLC:
6.25%, 2/15/22 (d)		200	188,875
4.75%, 2/15/23	EUR	125	129,420
McDonald’s Corp., 3.70%, 1/30/26 (f)	USD	405	421,658
MGM Resorts International:
5.25%, 3/31/20		83	84,660
6.75%, 10/01/20		437	467,590
6.63%, 12/15/21 (f)		960	1,020,000
6.00%, 3/15/23		549	562,725
New Red Finance, Inc., 6.00%, 4/01/22 (d)(f)		1,095	1,141,537
Pinnacle Entertainment, Inc., 6.38%, 8/01/21 (f)		485	514,706
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	109,321
RHP Hotel Properties LP/RHP Finance Corp.:
5.00%, 4/15/21	USD	630	633,150
5.00%, 4/15/23 (f)		223	222,443
Sabre GLBL, Inc. (d):
5.38%, 4/15/23		317	319,378
5.25%, 11/15/23		92	93,380
Six Flags Entertainment Corp., 5.25%, 1/15/21 (d)		236	241,275
Snai SpA, 7.63%, 6/15/18	EUR	205	219,664
Spirit Issuer PLC:
Series A1, 1.14%, 12/28/28 (e)	GBP	445	447,912
Series A2, 3.29%, 12/28/31 (e)		1,800	2,277,346
Series A5, 5.47%, 12/28/28		4,500	6,225,935
Series A6, 2.39%, 12/28/36 (e)		2,670	3,400,531
Station Casinos LLC, 7.50%, 3/01/21 (f)	USD	1,025	1,069,844
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/16 (a)(b)		375	—
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 6/30/27	GBP	732	1,001,227
Series N, 6.46%, 3/30/32		100	117,768

			24,149,325
Household Durables — 1.1%
Beazer Homes USA, Inc., 6.63%, 4/15/18	USD	250	251,250
Berkline/Benchcraft LLC, 4.50%, 5/03/16 (a)(b)		200	—
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (d)		259	216,265

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Household Durables (continued)
Century Communities, Inc., 6.88%, 5/15/22 (f)	USD	690	$612,375
DR Horton, Inc., 4.00%, 2/15/20 (f)		490	498,575
Lennar Corp.:
4.50%, 11/15/19		370	381,329
4.75%, 4/01/21 (i)		158	158,790
4.88%, 12/15/23		212	206,700
4.75%, 5/30/25		260	251,550
Meritage Homes Corp., 4.50%, 3/01/18		510	508,725
PulteGroup, Inc., 6.38%, 5/15/33		600	606,000
Ryland Group, Inc., 6.63%, 5/01/20 (f)		670	720,250
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 4/01/23 (d)(f)		503	491,683
Standard Pacific Corp., 8.38%, 1/15/21 (f)		1,000	1,140,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (d)(f)		144	133,920
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19		110	106,150
5.88%, 6/15/24 (f)		340	323,000

			6,606,562
Household Products — 0.3%
Prestige Brands, Inc., 6.38%, 3/01/24 (d)		130	133,900
Spectrum Brands, Inc.:
6.38%, 11/15/20		250	263,437
6.63%, 11/15/22		815	877,144
5.75%, 7/15/25 (d)		576	606,960

			1,881,441
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp.:
6.00%, 1/15/22 (d)		143	146,575
5.38%, 1/15/23 (f)		624	581,880
5.88%, 1/15/24 (d)		108	109,890
5.50%, 2/01/24 (f)		410	369,000
Dynegy, Inc., 6.75%, 11/01/19 (f)		610	565,393
NRG Energy, Inc.:
7.88%, 5/15/21		177	167,044
6.25%, 7/15/22		135	114,075
6.25%, 5/01/24		171	141,930
NRG Yield Operating LLC, 5.38%, 8/15/24		135	118,800
QEP Resources, Inc., 5.38%, 10/01/22		475	323,000

			2,637,587
Insurance — 1.6%
Allied World Assurance Co. Holdings Ltd. (f):
7.50%, 8/01/16		1,500	1,536,348
4.35%, 10/29/25		360	360,571
American International Group, Inc., 3.75%, 7/10/25 (f)		2,705	2,654,227
Aon PLC, 3.88%, 12/15/25 (i)		1,115	1,127,276
Forethought Financial Group, Inc., 8.63%, 4/15/21 (d)(f)		750	865,498
HUB International Ltd. (d):
9.25%, 2/15/21		129	131,902
7.88%, 10/01/21		391	349,945
Lincoln National Corp., 3.35%, 3/09/25 (f)		845	803,369
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (e)	EUR	400	511,599
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	125	154,320
Trader Corp., 9.88%, 8/15/18 (d)	USD	595	618,800
Wayne Merger Sub LLC, 8.25%, 8/01/23 (d)		15	13,500

			9,127,355

Corporate Bonds	Par (000)		Value
Internet Software & Services — 0.2%
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (d)	USD	411	$406,890
Netflix, Inc., 5.75%, 3/01/24		560	587,300

			994,190
IT Services — 1.1%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (d)(f)		219	180,675
First Data Corp. (d):
5.38%, 8/15/23 (f)		1,268	1,318,720
7.00%, 12/01/23 (f)		1,668	1,668,000
5.00%, 1/15/24		973	988,208
5.75%, 1/15/24 (f)		2,234	2,247,962
WEX, Inc., 4.75%, 2/01/23 (d)		220	192,500

			6,596,065
Media — 6.3%
Altice Financing SA:
6.50%, 1/15/22 (d)(f)		335	337,512
5.25%, 2/15/23	EUR	100	104,216
Altice SA:
7.25%, 5/15/22		400	414,471
7.75%, 5/15/22 (d)(f)	USD	850	822,375
6.25%, 2/15/25	EUR	175	162,770
7.63%, 2/15/25 (d)(f)	USD	740	677,100
Altice US Finance I Corp., 5.38%, 7/15/23 (d)(f)		1,546	1,565,325
Altice US Finance II Corp., 7.75%, 7/15/25 (d)		606	565,095
Altice US Finance SA, 7.75%, 7/15/25 (d)(f)		670	621,425
AMC Networks, Inc.:
7.75%, 7/15/21 (f)		285	301,388
4.75%, 12/15/22		70	71,050
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.50%, 4/30/21		245	254,647
5.25%, 9/30/22		725	733,156
5.13%, 2/15/23		270	267,975
5.13%, 5/01/23 (d)		150	148,875
5.88%, 4/01/24 (d)		778	794,532
5.88%, 5/01/27 (d)(f)		1,025	1,025,000
CCO Safari II LLC, 4.91%, 7/23/25 (d)(f)		2,425	2,487,810
CCOH Safari LLC, 5.75%, 2/15/26 (d)(f)		387	388,018
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(b)		509	—
Clear Channel International BV, 8.75%, 12/15/20 (d)		425	429,250
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (f)		965	875,737
6.50%, 11/15/22		1,031	1,000,070
Series B, 7.63%, 3/15/20 (f)		677	595,760
Columbus International, Inc., 7.38%, 3/30/21 (d)(f)		686	712,068
CSC Holdings LLC, 5.25%, 6/01/24		550	470,250
Discovery Communications LLC:
3.25%, 4/01/23 (f)		1,490	1,368,352
3.45%, 3/15/25		170	152,963
DISH DBS Corp. (f):
4.25%, 4/01/18		670	675,025
5.88%, 11/15/24		1,126	1,011,767
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (d)		185	185,925
Gray Television, Inc., 7.50%, 10/01/20 (f)		323	339,554

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	37

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Media (continued)
iHeartCommunications, Inc.:
9.00%, 12/15/19	USD	345	$243,225
9.00%, 3/01/21		50	34,063
9.00%, 9/15/22 (f)		755	505,850
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		175	120,750
5.50%, 8/01/23 (f)		1,065	692,250
Lamar Media Corp., 5.75%, 2/01/26 (d)		74	76,636
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (d)		185	194,019
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (d)		245	247,450
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (d)(f)		345	348,450
Neptune Finco Corp. (d):
10.13%, 1/15/23		426	458,482
6.63%, 10/15/25		645	680,475
10.88%, 10/15/25		200	216,000
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (d)(f)		845	855,562
Numericable Group SA:
4.88%, 5/15/19 (d)(f)		1,770	1,769,115
5.38%, 5/15/22	EUR	110	119,592
6.00%, 5/15/22 (d)(f)	USD	570	564,300
5.63%, 5/15/24	EUR	260	279,306
6.25%, 5/15/24 (d)	USD	270	263,250
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		300	306,750
5.63%, 2/15/24		199	207,083
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (d)(f)		450	434,250
Sirius XM Radio, Inc. (d):
5.75%, 8/01/21 (f)		424	439,900
4.63%, 5/15/23		40	39,000
5.38%, 4/15/25 (f)		200	199,500
Sterling Entertainment Corp., 9.75%, 12/15/19		1,175	1,151,500
TEGNA, Inc.:
5.13%, 10/15/19		197	208,820
4.88%, 9/15/21 (d)		70	71,750
Tribune Media Co., 5.88%, 7/15/22 (d)(f)		786	786,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (d)		210	219,975
4.00%, 1/15/25	EUR	236	245,180
5.00%, 1/15/25 (d)(f)	USD	749	751,337
Univision Communications, Inc. (d):
5.13%, 5/15/23 (f)		1,195	1,186,037
5.13%, 2/15/25		765	748,744
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	832	1,171,931
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (d)(f)	USD	790	752,475
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	137	139,721
5.88%, 1/15/25 (d)(f)	USD	470	455,900

			36,744,089
Metals & Mining — 1.5%
Alcoa, Inc. (f):
5.87%, 2/23/22		630	603,225
5.13%, 10/01/24		773	698,599
ArcelorMittal, 6.13%, 6/01/18		294	288,520

Corporate Bonds	Par (000)		Value
Metals & Mining (continued)
Constellium NV, 5.75%, 5/15/24 (d)(f)	USD	1,127	$856,520
First Quantum Minerals Ltd. (d):
7.00%, 2/15/21		119	61,285
7.25%, 5/15/22		356	176,220
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 3/15/20		75	54,164
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		286	261,690
2.38%, 3/15/18		695	599,438
Kaiser Aluminum Corp., 8.25%, 6/01/20 (f)		510	530,400
Novelis, Inc.:
8.38%, 12/15/17		175	174,125
8.75%, 12/15/20 (f)		2,609	2,419,847
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		100	77,000
Steel Dynamics, Inc.:
5.13%, 10/01/21 (f)		645	628,875
6.38%, 8/15/22 (f)		555	555,000
5.25%, 4/15/23		200	187,500
5.50%, 10/01/24		56	52,500
Teck Resources Ltd., 3.00%, 3/01/19		166	126,575
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (d)(f)		538	451,920

			8,803,403
Multi-Utilities — 0.0%
CE Energy AS, 7.00%, 2/01/21	EUR	150	159,098
Multiline Retail — 0.5%
Dollar Tree Inc., 5.75%, 3/01/23 (d)(f)	USD	2,276	2,421,095
Hema Bondco I BV, 6.25%, 6/15/19	EUR	205	146,085
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (d)(f)	USD	566	398,973

			2,966,153
Offshore Drilling & Other Services — 0.1%
Sensata Technologies BV (d):
5.63%, 11/01/24		179	184,370
5.00%, 10/01/25 (f)		442	434,265

			618,635
Oil, Gas & Consumable Fuels — 2.7%
Anadarko Finance Co., Series B, 7.50%, 5/01/31		36	32,263
Anadarko Petroleum Corp., 3.45%, 7/15/24		284	230,179
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		28	8,330
California Resources Corp., 8.00%, 12/15/22 (d)(f)		1,767	441,750
Cenovus Energy, Inc.:
3.00%, 8/15/22		37	27,021
3.80%, 9/15/23		50	36,322
Concho Resources, Inc., 5.50%, 4/01/23 (f)		758	704,940
CONSOL Energy, Inc., 5.88%, 4/15/22 (f)		1,185	773,212
Continental Resources, Inc., 3.80%, 6/01/24		680	460,882
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (d)		1,020	872,100
Denbury Resources, Inc.:
6.38%, 8/15/21		16	5,120
5.50%, 5/01/22		22	6,875
Diamondback Energy, Inc., 7.63%, 10/01/21		471	475,710
Energy Transfer Equity LP:
7.50%, 10/15/20 (f)		674	616,710
5.88%, 1/15/24 (f)		630	519,750
5.50%, 6/01/27		40	30,200

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/20	USD	75	$55,313
6.63%, 5/01/21		75	55,313
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (d)(f)		377	256,360
MEG Energy Corp. (d):
6.50%, 3/15/21		384	185,280
7.00%, 3/31/24 (f)		1,960	901,600
Memorial Resource Development Corp., 5.88%, 7/01/22 (f)		757	514,760
Newfield Exploration Co., 5.63%, 7/01/24		112	101,640
NGPL PipeCo LLC (d):
7.12%, 12/15/17		208	193,960
9.63%, 6/01/19		353	331,820
7.77%, 12/15/37		159	112,890
Range Resources Corp., 5.75%, 6/01/21		161	136,045
Rockies Express Pipeline LLC (d):
6.85%, 7/15/18		183	177,052
6.00%, 1/15/19		75	70,125
5.63%, 4/15/20 (f)		500	445,687
RSP Permian, Inc., 6.63%, 10/01/22		291	260,445
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		245	233,822
5.63%, 4/15/23 (f)		762	702,945
5.75%, 5/15/24 (f)		564	519,230
5.63%, 3/01/25 (f)		284	257,730
Sabine Pass LNG LP, 7.50%, 11/30/16 (f)		2,249	2,341,771
Sanchez Energy Corp., 6.13%, 1/15/23 (f)		664	235,720
Seven Generations Energy Ltd. (d):
8.25%, 5/15/20 (f)		890	852,175
6.75%, 5/01/23		226	194,360
SM Energy Co., 6.13%, 11/15/22 (f)		790	343,650
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (f)		138	129,720
Weatherford International LLC, 6.35%, 6/15/17		185	174,825
Weatherford International Ltd., 6.00%, 3/15/18		79	67,545
Whiting Petroleum Corp.:
1.25%, 4/01/20 (d)(f)(h)		1,298	472,959
6.25%, 4/01/23		26	11,895
Williams Cos., Inc.:
3.70%, 1/15/23		100	74,000
4.55%, 6/24/24		268	201,000

			15,853,001
Paper & Forest Products — 0.0%
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (d)		260	200,200
Pharmaceuticals — 2.3%
AbbVie, Inc., 3.60%, 5/14/25 (f)		695	709,535
Actavis Funding SCS, 3.45%, 3/15/22 (f)		2,460	2,508,755
Capsugel SA, (7.00% Cash or 7.75% PIK), 7.00%, 5/15/19 (d)(g)		156	156,195
DPx Holdings BV, 7.50%, 2/01/22 (d)		110	105,050
Endo Finance LLC/Endo Finco, Inc. (d):
7.75%, 1/15/22		121	125,538
6.00%, 7/15/23 (f)		1,029	1,039,290
6.00%, 2/01/25 (f)		798	794,010
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	225	249,050
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (f)	USD	479	495,166
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (d)(f)		970	989,400

Corporate Bonds	Par (000)		Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (d)(f)	USD	2,214	$2,136,510
5.38%, 3/15/20 (d)(f)		1,012	915,860
6.38%, 10/15/20 (d)(f)		994	911,995
7.50%, 7/15/21 (d)		335	315,738
5.63%, 12/01/21 (d)		520	444,922
5.50%, 3/01/23 (d)		519	432,067
4.50%, 5/15/23	EUR	300	261,215
5.88%, 5/15/23 (d)(f)	USD	933	787,219
6.13%, 4/15/25 (d)		297	249,294

			13,626,809
Professional Services — 0.0%
Truven Health Analytics, Inc., 10.63%, 6/01/20		250	267,813
Real Estate — 0.3%
AvalonBay Communities, Inc., 3.45%, 6/01/25 (f)		1,245	1,270,174
Prologis LP, 3.75%, 11/01/25 (f)		255	259,869

			1,530,043
Real Estate Investment Trusts (REITs) — 0.9%
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	200	210,064
ERP Operating LP, 3.38%, 6/01/25 (f)	USD	1,015	1,032,399
FelCor Lodging LP, 6.00%, 6/01/25		225	230,625
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21 (f)		1,430	1,483,625
iStar Financial, Inc., 4.00%, 11/01/17		250	236,562
Ventas Realty LP, 4.13%, 1/15/26 (f)		650	658,989
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21 (f)		1,300	1,399,228

			5,251,492
Real Estate Management & Development — 0.4%
Realogy Group LLC/Realogy Co-Issuer Corp. (d)(f):
4.50%, 4/15/19		361	370,928
5.25%, 12/01/21		1,412	1,434,945
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (d)		220	216,700

			2,022,573
Road & Rail — 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (d):
5.13%, 6/01/22		85	79,475
5.25%, 3/15/25		930	823,050
EC Finance PLC, 5.13%, 7/15/21	EUR	180	201,981
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (d)(f)	USD	701	701,876
Hertz Corp.:
6.75%, 4/15/19		405	404,032
5.88%, 10/15/20		435	421,950
7.38%, 1/15/21		225	223,313
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (d)(f)		3,000	2,827,500
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (d)		319	301,455

			5,984,632
Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc., 3.90%, 12/15/25		375	394,772
Applied Materials, Inc., 3.90%, 10/01/25		285	295,778
Micron Technology, Inc., 5.25%, 1/15/24 (d)(f)		145	121,800

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	39

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC (d)(f):
4.13%, 6/15/20	USD	1,037	$1,048,770
5.75%, 2/15/21		560	582,400
QUALCOMM, Inc., 3.45%, 5/20/25 (f)		1,570	1,579,882
Seagate HDD Cayman, 4.88%, 6/01/27 (d)(f)		250	173,329

			4,196,731
Software — 0.6%
ACI Worldwide, Inc., 6.38%, 8/15/20 (d)		360	367,650
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (d)		303	280,275
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (d)(f)(g)		859	603,447
Infor US, Inc., 6.50%, 5/15/22 (d)(f)		584	506,620
Informatica LLC, 7.13%, 7/15/23 (d)		465	427,800
Nuance Communications, Inc., 5.38%, 8/15/20 (d)(f)		245	250,513
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (d)		681	646,950
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (d)		483	509,565

			3,592,820
Specialty Retail — 0.4%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		490	485,100
L Brands, Inc., 6.88%, 11/01/35 (d)		480	510,000
Michaels Stores, Inc., 5.88%, 12/15/20 (d)		370	381,100
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	200	271,411
Penske Automotive Group, Inc., 5.38%, 12/01/24	USD	226	219,220
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23		243	253,935
THOM Europe SAS, 7.38%, 7/15/19	EUR	230	257,712

			2,378,478
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (d)(f)	USD	750	711,783
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 5.00%, 5/01/25		450	450,045
William Carter Co., 5.25%, 8/15/21		116	118,320

			568,365
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.25%, 6/15/20		500	472,500
Tobacco — 0.1%
Reynolds American, Inc., 3.25%, 6/12/20 (f)		396	411,792
Trading Companies & Distributors — 0.1%
Ashtead Capital, Inc., 5.63%, 10/01/24 (d)(f)		420	415,800
Transportation Infrastructure — 1.3%
JCH Parent, Inc., (10.50% Cash or 11.25% PIK), 10.50%, 3/15/19 (d)(g)		916	494,736
Onorato Armatori SpA, 7.75%, 2/15/23	EUR	100	106,337
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 3/15/18 (d)(f)	USD	6,155	6,245,571
Transurban Finance Co., 4.13%, 2/02/26 (d)(f)		435	436,829

			7,283,473

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services — 1.9%
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	USD	279	$249,008
Crown Castle International Corp.:
4.88%, 4/15/22		73	76,285
5.25%, 1/15/23		350	370,563
Digicel Ltd., 6.00%, 4/15/21 (d)(f)		2,073	1,774,488
Equinix, Inc., 5.88%, 1/15/26 (f)		828	865,260
Geo Group, Inc., 5.88%, 1/15/22		50	50,375
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	100	95,187
Rogers Communications, Inc., 5.00%, 3/15/44 (f)	USD	545	558,188
SBA Communications Corp., 4.88%, 7/15/22 (f)		1,065	1,083,637
Sprint Capital Corp.:
6.90%, 5/01/19		135	115,088
6.88%, 11/15/28		545	395,125
Sprint Communications, Inc.:
9.00%, 11/15/18 (d)(f)		1,454	1,509,397
7.00%, 3/01/20 (d)(f)		158	155,235
7.00%, 8/15/20		270	211,950
Sprint Corp., 7.13%, 6/15/24 (f)		590	420,375
T-Mobile USA, Inc.:
6.54%, 4/28/20		370	382,950
6.63%, 4/28/21 (f)		263	274,835
6.13%, 1/15/22		75	77,063
6.73%, 4/28/22		173	180,975
6.00%, 3/01/23 (f)		478	492,340
6.84%, 4/28/23		55	57,200
6.50%, 1/15/24 (f)		535	549,712
6.38%, 3/01/25		155	156,550
6.50%, 1/15/26 (f)		643	651,597
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	295	310,486

			11,063,869
Total Corporate Bonds — 53.2%			310,375,530

Floating Rate Loan Interests (e)
Aerospace & Defense — 0.5%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21	USD	854	853,438
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		550	515,625
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22		641	610,919
Term Loan C, 3.75%, 2/28/20		699	677,990
Term Loan D, 3.75%, 6/04/21		337	321,941

			2,979,913
Air Freight & Logistics — 0.2%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		295	227,410
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		306	235,618
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		53	40,624
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		422	324,990
XPO Logistics, Inc., Term Loan, 5.50%, 11/01/21		420	416,589

			1,245,231

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (e)	Par (000)		Value
Airlines — 0.1%
Northwest Airlines, Inc.:
2.39%, 3/10/17	USD	226	$223,410
1.77%, 9/10/18		414	401,580
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		7	6,666

			631,656
Auto Components — 0.7%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		605	603,878
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.05%, 7/29/17		913	731,544
2nd Lien Term Loan, 11.00%, 1/29/18		1,050	504,000
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		406	398,299
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		1,782	1,566,093
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		264	263,765

			4,067,579
Automobiles — 0.2%
Chrysler Group LLC, 2018 Term Loan B, 3.25%, 12/31/18		1,293	1,281,027
Banks — 0.1%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		412	405,253
2nd Lien Term Loan, 8.25%, 6/03/21		348	326,156

			731,409
Building Materials — 0.2%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		490	450,800
2015 Term Loan, 4.75%, 7/28/22		986	920,245

			1,371,045
Building Products — 0.7%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		655	638,434
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,280	1,203,252
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		714	670,729
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 3/13/22		30	27,273
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		565	558,397
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		632	596,568
Wilsonart LLC, Term Loan B, 4.00%, 10/31/19		665	646,550

			4,341,203
Capital Markets — 0.4%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		516	449,734
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		570	564,075
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		1,131	1,126,484

			2,140,293

Floating Rate Loan Interests (e)	Par (000)		Value
Chemicals — 0.9%
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20	USD	640	$631,258
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		47	35,061
Huntsman International LLC, 2013 Incremental Term Loan, 3.75%, 10/01/21		406	392,134
MacDermid, Inc.:
1st Lien Term Loan, 5.50%, 6/07/20		653	592,824
Term Loan B3, 5.50%, 6/07/20		504	457,772
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		596	573,621
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		462	445,228
2015 2nd Lien Term Loan, 8.50%, 6/19/23		535	511,819
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		514	485,581
2nd Lien Term Loan, 7.75%, 7/31/22		600	472,500
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		590	572,115

			5,169,913
Commercial Services & Supplies — 1.7%
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/09/19		761	738,290
ARAMARK Corp.:
Term Loan E, 3.25%, 9/07/19		700	696,675
Term Loan F, 3.25%, 2/24/21		458	454,142
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		797	733,223
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		1,384	1,369,462
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		1,297	1,251,274
2nd Lien Term Loan, 8.00%, 5/14/22		500	490,000
Dealer Tire LLC, Term Loan B, 5.50%, 12/22/21		232	231,271
Koosharem LLC, Exit Term Loan, 7.50%, 5/16/20		1,587	1,436,207
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		333	303,009
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		1,361	1,292,371
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		687	684,123
West Corp., Term Loan B10, 3.25%, 6/30/18		493	484,310

			10,164,357
Communications Equipment — 0.7%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		277	268,609
2nd Lien Term Loan, 7.50%, 1/24/22		265	239,825
Avaya, Inc., Term Loan B7, 6.25%, 5/29/20		243	142,439
CommScope, Inc., Term Loan B5, 3.83%, 12/29/22		499	494,177
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22	USD	199	194,889
Telesat Canada, Term Loan A, 3.00%, 3/28/17	CAD	1,376	1,009,555
Zayo Group LLC:
Term Loan B, 3.75%, 5/06/21	USD	1,965	1,936,044
Term Loan B2, 4.50%, 5/06/21		55	54,876

			4,340,414

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	41

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (e)	Par (000)		Value
Construction Materials — 0.3%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20	USD	800	$770,000
HD Supply, Inc., 2015 Term Loan B, 3.75%, 8/13/21		1,297	1,268,118

			2,038,118
Containers & Packaging — 0.5%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		907	895,825
Berry Plastics Holding Corp.:
Term Loan E, 3.75%, 1/06/21		454	446,601
Term Loan F, 4.00%, 10/01/22		1,466	1,456,678

			2,799,104
Distributors — 0.1%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		592	583,472
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		223	216,475

			799,947
Diversified Consumer Services — 1.0%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		809	777,669
2nd Lien Term Loan, 8.00%, 8/13/21		500	437,500
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		825	788,906
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00%, 1/30/20		1,195	1,190,125
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		616	551,933
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		2,273	2,251,697

			5,997,830
Diversified Financial Services — 0.6%
AlixPartners LLP, 2015 Term Loan B, 4.50%, 7/28/22		803	794,123
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, 3/13/22		551	536,259
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		1,231	1,225,692
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		175	172,850
TransFirst, Inc.:
2014 2nd Lien Term Loan, 9.00%, 11/12/22		350	348,687
Incremental Term Loan B, 4.75%, 11/12/21		572	570,830

			3,648,441
Diversified Telecommunication Services — 1.3%
Altice Financing SA, Delayed Draw Term Loan, 5.50%, 7/02/19		1,025	1,012,925
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		703	694,394
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		844	794,237
Integra Telecom, Inc. (continued):
2nd Lien Term Loan, 9.75%, 2/12/21		360	340,226
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		3,040	3,034,315
2019 Term Loan, 4.00%, 8/01/19		659	657,592
Virgin Media Investment Holdings Ltd., Term Loan F, 3.50%, 6/30/23		1,076	1,041,090

			7,574,779

Floating Rate Loan Interests (e)	Par (000)		Value
Electrical Equipment — 0.2%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 11/07/16	USD	1,168	$1,156,960
Extended Term Loan, 4.91%, 10/10/17 (a)(b)		780	212,940

			1,369,900
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, Term Loan, 3.25%, 4/29/20		333	328,510
Energy Equipment & Services — 0.2%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		294	275,512
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		1,228	871,458

			1,146,970
Food & Staples Retailing — 0.8%
Albertsons LLC, Term Loan B4, 5.50%, 8/25/21		1,099	1,072,735
Hostess Brands LLC:
1st Lien Term Loan, 4.50%, 8/03/22		1,088	1,072,719
2nd Lien Term Loan, 8.50%, 8/03/23		30	28,836
Rite Aid Corp.:
5.75%, 8/21/20		240	239,599
4.88%, 6/21/21		815	812,115
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		344	323,778
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		1,366	1,346,836

			4,896,618
Food Products — 0.7%
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		701	681,066
Pabst Brewing Co., Inc., Term Loan, 5.50%, 10/21/21		571	560,884
Performance Food Group Co., 2nd Lien Term Loan, 6.00%, 11/14/19		432	431,550
Pinnacle Foods Finance LLC:
Incremental Term Loan I, 3.75%, 1/13/23		370	370,788
Term Loan G, 3.00%, 4/29/20		438	433,081
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		652	523,542
2nd Lien Term Loan, 10.75%, 11/01/19		1,380	900,450

			3,901,361
Health Care Equipment & Supplies — 1.5%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		887	885,115
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		699	681,156
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		1,262	1,250,135
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		1,404	1,349,787
Hill-Rom Holdings, Inc., Term Loan B, 3.50%, 9/08/22		935	932,663
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		442	429,828
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		592	534,441
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		1,184	1,107,184

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (e)	Par (000)		Value
Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21	USD	1,168	$994,910
Sage Products Holdings III LLC, Refinancing Term Loan B2, 4.25%, 12/13/19		504	503,209

			8,668,428
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc., Exit Term Loan, 7.50%, 12/21/20 (a)(b)		291	264,584
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.:
Term Loan B, 4.25%, 2/11/22		236	235,474
Term Loan B2, 4.50%, 2/16/23		650	648,785
Air Medical Group Holdings, Inc., Term Loan B, 4.25%, 4/28/22		198	187,913
Amsurg Corp., 1st Lien Term Loan B, 3.50%, 7/16/21		1,152	1,145,717
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19		1,051	1,032,095
Community Health Systems, Inc.:
Term Loan F, 3.69%, 12/31/18		568	551,821
Term Loan G, 3.75%, 12/31/19		1,355	1,290,814
Term Loan H, 4.00%, 1/27/21		135	127,749
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		794	780,605
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		2,056	2,052,001
Envision Healthcare Corp., Term Loan:
4.25%, 5/25/18		439	436,828
5.13%, 7/01/22 (d)		165	165,825
B2, 4.50%, 10/28/22		390	387,660
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		598	593,636
HCA, Inc., Term Loan B5, 3.19%, 3/31/17		598	597,721
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		787	767,205
NVA Holdings, Inc.:
1st Lien Term Loan, 4.75%, 8/14/21		6	5,568
2016 Term Loan, 5.50%, 8/14/21		303	296,369
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		973	933,660
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		401	388,303
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		717	709,676
Team Health, Inc., 2015 Term Loan B, 4.50%, 11/23/22		1,027	1,025,266
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		465	459,480
Vizient, Inc., 1st Lien Term Loan, 6.25%, 2/13/23		650	645,938

			15,466,109
Health Care Technology — 0.1%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		698	683,093
Hotels, Restaurants & Leisure — 2.4%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		736	680,934
2nd Lien Term Loan, 8.00%, 8/01/22		346	338,749
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		777	772,674
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,108	620,404
Burger King Newco Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/21		1,730	1,720,183

Floating Rate Loan Interests (e)	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20	USD	2,591	$2,348,734
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		697	692,439
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22		972	959,565
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		480	478,544
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		433	412,270
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,253	1,241,175
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		228	227,597
RHP Hotel Properties LP, Term Loan B, 3.50%, 1/15/21		549	545,453
Sabre, Inc.:
Incremental Term Loan, 4.00%, 2/19/19		391	387,090
Term Loan B, 4.00%, 2/19/19		703	695,520
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		382	351,201
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		1,388	1,367,355

			13,839,887
Household Durables — 0.1%
Jarden Corp., 2015 Term Loan B2, 3.19%, 7/30/22		499	497,398
Household Products — 0.3%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		360	338,189
Spectrum Brands, Inc., Term Loan, 3.50%, 6/23/22		1,118	1,115,047

			1,453,236
Independent Power and Renewable Electricity Producers — 1.0%
Calpine Construction Finance Co., LP, Term Loan B1, 3.00%, 5/03/20		758	711,367
Calpine Corp.:
Term Loan B3, 4.00%, 10/09/19		515	498,238
Term Loan B5, 3.50%, 5/27/22		602	569,325
Term Loan B6, 4.00%, 1/15/23		275	265,375
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 12/19/16		1,733	1,724,180
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		1,105	995,005
Term Loan C, 5.00%, 12/19/21		49	44,223
NRG Energy, Inc., Refinancing Term Loan B, 2.75%, 7/02/18		724	710,940

			5,518,653
Industrial Conglomerates — 0.0%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		275	162,519
Insurance — 0.6%
AmWINS Group LLC, New Term Loan, 5.25%, 9/06/19		700	695,842
Asurion LLC, Term Loan B1, 5.00%, 5/24/19		560	526,352
Cooper Gay Swett & Crawford of Delaware Holding Corp., 1st Lien Term Loan, 5.00%, 4/16/20		620	608,257
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		811	772,318
2nd Lien Term Loan, 6.75%, 2/28/22		765	668,097

			3,270,866

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	43

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (e)	Par (000)		Value
Internet Software & Services — 0.2%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21	USD	1,093	$1,084,575
IT Services — 1.0%
Blue Coat Holdings, Inc., 2015 Term Loan, 4.50%, 5/20/22		1,182	1,119,981
First Data Corp., 2018 Extended Term Loan, 3.93%, 3/24/18		4,137	4,080,850
Vantiv LLC, 2014 Term Loan B, 3.75%, 6/13/21		800	798,036

			5,998,867
Machinery — 0.4%
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		450	448,146
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		302	301,573
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		641	612,836
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,077	874,404

			2,236,959
Media — 3.4%
Altice US Finance I Corp., Extended Term Loan, 4.25%, 12/14/22		1,285	1,258,636
Cengage Learning Acquisitions, Inc., Term Loan:
1st Lien, 7.00%, 3/31/20		1,494	1,433,342
0.00%, 7/03/16 (a)(b)(j)		2,005	—
Charter Communications Operating LLC, Term Loan I, 3.50%, 1/24/23		2,585	2,568,844
Clear Channel Communications, Inc., Term Loan D, 7.19%, 1/30/19		1,818	1,189,055
Gray Television, Inc., Term Loan C, 4.25%, 6/13/21		705	702,356
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		1,121	1,088,356
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		1,176	1,045,743
Media General, Inc., Term Loan B, 4.00%, 7/31/20		1,138	1,135,010
Neptune Finco Corp., 2015 Term Loan B, 5.00%, 10/09/22		1,255	1,242,136
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		1,095	1,053,158
Term Loan B2, 4.50%, 5/21/20		947	911,126
Term Loan B6, 4.75%, 2/10/23		655	629,075
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		1,188	1,166,211
Tribune Media Co., Term Loan, 3.75%, 12/27/20		804	795,051
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		2,128	2,066,191
Virgin Media Investment Holdings Ltd., Term Loan E, 4.25%, 6/30/23	GBP	305	404,736
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22	USD	374	359,298
Term Loan B2A, 3.60%, 1/15/22		255	245,075
Term Loan B3, 3.60%, 1/15/22		420	403,060

			19,696,459
Metals & Mining — 0.2%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		255	39,844
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		1,080	1,005,235

			1,045,079

Floating Rate Loan Interests (e)	Par (000)		Value
Multiline Retail — 0.8%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19	USD	1,263	$1,198,928
2nd Lien Term Loan, 8.50%, 3/26/20		575	474,134
Dollar Tree, Inc., Term Loan B1, 3.50%, 7/06/22		1,613	1,613,920
Hudson’s Bay Co., 2015 Term Loan B, 4.75%, 9/30/22		776	770,403
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		672	562,483

			4,619,868
Oil, Gas & Consumable Fuels — 0.6%
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		304	298,612
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		512	144,715
Energy Transfer Equity LP, Term Loan, 3.25%, 12/02/19		87	69,767
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		645	574,050
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		275	257,469
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		815	560,472
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		104	60,316
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		553	283,334
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		265	39,705
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		464	434,260
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		727	676,250
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		294	285,180

			3,684,130
Personal Products — 0.1%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		550	548,394
Pharmaceuticals — 1.9%
Akorn, Inc., Term Loan B, 6.00%, 4/16/21		609	605,690
Amneal Pharmaceuticals LLC, Term Loan, 4.50%, 11/01/19		698	685,003
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		1,314	1,245,101
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		1,405	1,387,831
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.44%, 2/27/21		1,621	1,615,297
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		2,006	1,955,427
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		1,483	1,390,645
Series E Term Loan B, 3.75%, 8/05/20		981	914,988
Term Loan B F1, 4.00%, 4/01/22		1,509	1,408,880

			11,208,862

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (e)	Par (000)		Value
Professional Services — 1.2%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21	USD	497	$467,346
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		598	566,959
2014 2nd Lien Term Loan, 7.50%, 7/25/22		605	502,150
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		1,049	1,026,337
ON Assignment, Inc., 2015 Term Loan, 3.75%, 6/03/22		642	640,260
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,016	959,710
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22		698	679,044
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		1,752	1,707,455
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		550	547,347

			7,096,608
Real Estate Investment Trusts (REITs) — 0.0%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		254	235,568
Real Estate Management & Development — 0.6%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		914	908,129
DTZ US Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		1,049	1,008,536
Realogy Corp.:
Extended Letter of Credit, 0.46%, 10/10/16		47	46,032
Term Loan B, 3.75%, 3/05/20		1,348	1,334,555

			3,297,252
Road & Rail — 0.4%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18		1,394	1,365,483
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		292	277,999
2nd Lien Term Loan, 7.75%, 9/30/21		675	627,750

			2,271,232
Semiconductors & Semiconductor Equipment — 1.1%
Avago Technologies Cayman Ltd., 2016 Term Loan B1, 4.25%, 2/01/23		4,065	4,005,936
Microsemi Corp., 2015 Term Loan B, 5.25%, 1/15/23		408	406,966
NXP BV, 2015 Term Loan B, 3.75%, 12/07/20		1,704	1,698,725

			6,111,627
Software — 1.7%
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 6/01/22		729	639,645
GCA Services Group, Inc.:
2016 Term Loan, 5.75%, 2/19/23		575	571,050
2nd Lien Term Loan, 9.25%, 11/01/20		310	306,125
Term Loan B, 4.25%, 11/01/19		240	238,248
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		863	794,614
Informatica Corp., Term Loan, 4.50%, 8/05/22		898	843,140
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		341	264,218

Floating Rate Loan Interests (e)	Par (000)		Value
Software (continued)
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20	USD	666	$644,482
Initial Incremental Term Loan, 4.50%, 10/30/19		492	478,011
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/13/20		614	560,834
2nd Lien Term Loan, 8.50%, 10/11/21		600	483,000
SolarWinds, Inc., Term Loan, 6.50%, 2/03/23		920	880,440
Solera Holdings, Inc., Term Loan B, 5.75%, 2/10/23		440	429,550
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		429	411,134
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.01%, 7/08/22		1,995	1,976,782
2015 Term Loan B2, 4.08%, 7/08/22		288	285,080

			9,806,353
Specialty Retail — 0.7%
CNT Holdings III Corp., Term Loan B, 5.25%, 1/22/23		575	570,687
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		563	557,461
Term Loan B, 3.75%, 1/28/20		597	589,004
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		1,217	1,166,142
Petco Animal Supplies, Inc.:
2016 Term Loan B1, 5.75%, 1/26/23		360	352,480
2016 Term Loan B2, 5.62%, 1/26/23		450	440,532
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		220	213,243

			3,889,549
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC, Term Loan B2, 4.00%, 4/29/20		995	989,803
Dell, Inc., Term Loan C, 3.75%, 10/29/18		692	690,081

			1,679,884
Textiles, Apparel & Luxury Goods — 0.1%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		629	569,992
Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		844	836,161
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., Term Loan B, 4.00%, 10/01/22		459	454,974
Transportation — 0.1%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		500	414,065
Transportation Infrastructure — 0.1%
Penn Products Terminals LLC, Term Loan B, 4.75%, 4/13/22		549	482,784

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	45

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (e)	Par (000)		Value
Wireless Telecommunication Services — 1.3%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20	USD	1,711	$1,663,472
New Lightsquared LLC, 2015 2nd Lien Term Loan, 13.50%, 12/07/20		6,539	4,511,930
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/09/22		1,346	1,346,705

			7,522,107
Total Floating Rate Loan Interests — 37.3%			217,581,740

Foreign Agency Obligations
Cyprus Government International Bond, 4.63%, 2/03/20 (d)	EUR	2,600	2,941,378
Iceland Government International Bond:
4.88%, 6/16/16	USD	187	188,871
5.88%, 5/11/22		3,030	3,467,484
Portugal Government International Bond, 5.13%, 10/15/24 (d)		4,680	4,607,001
Total Foreign Agency Obligations — 1.9%			11,204,734

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.2%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35		3,821	3,561,149
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35		848	796,110
Series 2006-17, Class A2, 6.00%, 12/25/36		1,996	1,809,983
Series 2007-HY5, Class 3A1, 4.69%, 9/25/37 (e)		1,451	1,319,122
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.79%, 10/25/35 (e)		1,370	1,200,611
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (d)(e)		4,162	4,140,070

			12,827,045
Commercial Mortgage-Backed Securities — 10.9%
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.74%, 2/10/51 (e)		1,453	1,509,510
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 4/14/33 (d)(e)		4,830	4,722,135
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class D, 3.48%, 9/15/27 (d)(e)		2,825	2,684,215
Commercial Mortgage Pass-Through Certificates (d)(e):
Series 2013-LC13, Class D, 5.05%, 8/10/46		3,530	3,167,002
Series 2014-KYO, Class F, 3.93%, 6/11/27		1,355	1,266,672
Series 2014-PAT, Class E, 3.58%, 8/13/27		1,000	948,271

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates (d)(e) (continued):
Series 2014-PAT, Class F, 2.87%, 8/13/27	USD	2,000	$1,854,606
Commercial Mortgage Trust:
Series 2013-LC6, Class B, 3.74%, 1/10/46		1,110	1,108,880
Series 2013-LC6, Class D, 4.29%, 1/10/46 (d)(e)		1,330	1,155,003
Series 2015-3BP, Class A, 3.18%, 2/10/35 (d)		5,930	5,961,178
Series 2015-CR22, Class B, 3.93%, 3/10/48 (e)		5,000	4,925,380
Core Industrial Trust, Series 2015-TEXW, Class D, 3.85%, 2/10/34 (d)(e)		3,615	3,466,202
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM, 5.34%, 12/15/39		1,850	1,876,330
Credit Suisse Mortgage Capital Certificates (e):
Series 2007-C2, Class A2, 5.45%, 1/15/49		5	5,001
Series 2007-C5, Class AAB, 5.62%, 9/15/40		400	406,325
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 4/15/50		890	883,463
GAHR Commericial Mortgage Trust, Series 2015-NRF (d)(e):
Class DFX, 3.38%, 12/15/19		4,830	4,567,309
Class GFX, 3.38%, 12/15/19		2,500	2,239,836
Goldman Sachs Mortgage Securities Trust, Series 2014-GSFL, Class D, 4.33%, 7/15/31 (d)(e)		1,140	1,131,841
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.88%, 7/10/38 (e)		1,610	1,610,978
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (d)		1,995	1,957,947
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D, 5.08%, 11/15/45 (d)(e)		1,400	1,256,323
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		63	63,275
Series 2007-CB19, Class A4, 5.70%, 2/12/49 (e)		2,078	2,136,818
LB-UBS Commercial Mortgage Trust (e):
Series 2007-C2, Class AM, 5.49%, 2/15/40		2,500	2,542,104
Series 2007-C6, Class A4, 5.86%, 7/15/40		3,703	3,783,972
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.82%, 6/12/50 (e)		1,373	1,413,985
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.95%, 2/15/51 (e)		1,905	1,967,944
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 8/15/45		1,085	1,109,678

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
WF-RBS Commercial Mortgage Trust, Series 2012-C8 (continued):
Class C, 4.87%, 8/15/45 (e)	USD	1,395	$1,415,393

			63,137,576
Interest Only Commercial Mortgage-Backed Securities — 0.8%
Commercial Mortgage Loan Trust, Series 2015-LC21, Class XA, 0.88%, 7/10/48 (e)		16,197	842,478
JPMorgan Chase Commercial Mortgage Securities Corp ., Series 2012-LC9, Class XA, 1.87%, 12/15/47 (e)		14,315	1,077,898
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47		1,897	1,935,887
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XA, 1.20%, 5/15/47 (e)		14,662	915,921

			4,772,184
Total Non-Agency Mortgage-Backed Securities — 13.9%			80,736,805

Other Interests (k)		Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow		1,000	8,750
Construction Materials — 0.0%
USI Senior Holdings		6	135,533
Total Other Interests — 0.0%			144,283

Preferred Securities

Capital Trusts	Par (000)
Banks — 4.3%
Banco Bilbao Vizcaya Argentaria SA, 6.75% (e)(l)		200	191,557
Banco Popular Espanol SA, 8.25% (e)(l)		200	163,178
Banco Santander SA, Series ., 6.25% (e)(l)		200	187,926
BNP Paribas SA, 7.38% (d)(e)(l)		200	187,000
Capital One Financial Corp., Series E, 5.55% (e)(f)(l)		3,000	2,902,500
Citigroup, Inc., (e)(f)(l):
5.90%		5,000	4,751,300
5.95%		1,370	1,294,650
Series R, 6.13%		950	935,750
Intesa Sanpaolo SpA, 7.00% (e)(l)		200	201,157
JPMorgan Chase & Co., (e)(f)(l):
Series U, 6.13%		6,690	6,656,550
Series V, 5.00%		3,790	3,543,650
Wells Fargo & Co., (e)(f)(l):
Series S, 5.90%		3,000	3,007,500
Series U, 5.88%		750	794,100

			24,816,818
Capital Markets — 0.9%
Goldman Sachs Group, Inc., Series L, 5.70% (e)(f)(l)		1,089	1,042,717
Morgan Stanley, Series H, 5.45% (e)(f)(l)		2,546	2,380,510
State Street Corp., Series F, 5.25% (e)(f)(l)		1,625	1,614,925

Capital Trusts	Par (000)		Value
Capital Markets (continued)
UBS Group AG, (e)(l):
5.75%	USD	200	$214,579
7.00%		200	198,000

			5,450,731
Diversified Financial Services — 1.7%
Bank of America Corp. (e)(f)(l):
Series AA, , 6.10%		1,241	1,203,770
Series U, 5.20%		1,250	1,135,938
Series V, 5.13%		510	471,750
Series X, 6.25%		1,929	1,866,307
Goldman Sachs Group, Inc., Series M, 5.38% (e)(f)(l)		1,730	1,647,825
Macquarie Bank Ltd., 10.25%, 6/20/57 (e)		1,450	1,516,511
Orange SA, 4.00% (e)(l)		200	212,131
Societe Generale SA, 6.00% (d)(e)(f)(l)		2,000	1,684,496
Telefonica Europe BV, 4.20% (e)(l)		200	202,143

			9,940,871
Electric Utilities — 0.0%
Gas Natural Fenosa Finance BV, 3.38% (e)(l)		100	86,223
Insurance — 2.0%
Hartford Financial Services Group, Inc., 8.13%, 6/15/38 (e)(f)		2,500	2,674,750
Liberty Mutual Group, Inc., (d)(f)
7.00%, 3/15/37n (e)		1,575	1,393,875
7.80%, 3/15/37		1,084	1,185,625
Prudential Financial, Inc., 5.63%, 6/15/43 (e)(f)		3,250	3,211,000
Voya Financial, Inc., 5.65%, 5/15/53 (e)(f)		3,500	3,250,415

			11,715,665
Total Capital Trusts — 8.9%			52,010,308

Preferred Stocks		Shares
Capital Markets — 1.6%
CF-B L2 (D) LLC, (Aquired 4/08/15, cost $111,497) (c)		127,973	136,528
Goldman Sachs Group, Inc., Series J, 5.50% (e)(l)		202,526	4,992,266
Morgan Stanley, 6.86% (e)(l)		120,000	3,242,400
SCE Trust III, 5.75% (e)(l)		21,200	559,892

			8,931,086
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (e)(l)		3,610	91,044
Total Preferred Stocks — 1.6%			9,022,130

Trust Preferred
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 2/15/40, 8.13% (e)		105,753	2,556,021
Total Preferred Securities — 10.9%			63,588,459

U.S. Government Sponsored Agency Securities		Par (000)
Interest Only Collateralized Mortgage Obligations — 0.8%
Fannie Mae Mortgage-Backed Securities, Series 2012-M9, Class X1, 4.02%, 12/25/17 (e)	USD	13,860	652,168

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	47

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities, Class X1 (e):
Series K042, 1.06%, 12/25/24	USD	34,947	$2,690,020
Series K707, 1.54%, 12/25/18		41,539	1,525,523

			4,867,711
Mortgage-Backed Securities — 0.6%
Fannie Mae Mortgage-Backed Securities, 5.00%, 7/1/20 - 8/1/23		2,982	3,140,448
Total U.S. Government Sponsored Agency Securities — 1.4%			8,008,159

Warrants	Shares	Value
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	3,100	$10,224
Total Long-Term Investments (Cost — $847,326,811) — 137.7%		802,825,564
Options Purchased (Cost — $640,516) — 0.1%		405,120
Total Investments Before Options Written (Cost — $847,967,327) — 137.8%		803,230,684
Options Written (Premiums Received — $466,297) — (0.1)%		(380,368)
Total Investments, Net of Options Written (Cost — $847,501,030) — 137.7%		802,850,316
Liabilities in Excess of Other Assets — (37.7)%		(219,629,680)

Net Assets — 100.0%		$583,220,636

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $137,541 and an original cost of $127,096 which was 0.02% of its net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end.

(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Convertible security.

(i)	When-issued security.

(j)	Zero-coupon bond.

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(l)	Perpetual security with no stated maturity date.

*	During the period ended February 29, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,757,976	(5,757,976)	—	$7,319

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	0.70%	5/21/15	Open	$2,696,000	$2,710,940	Capital Trust	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	5/21/15	Open	1,443,000	1,450,997	Capital Trust	Open/Demand
HSBC Securities (USA), Inc.	0.40%	11/24/15	Open	349,000	349,380	Corporate Bond	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	3,189,063	3,192,668	Capital Trust	Open/Demand
Barclays Capital, Inc.	0.80%	12/17/15	Open	867,775	869,202	Corporate Bond	Open/Demand
Barclays Capital, Inc.	0.80%	12/17/15	Open	457,088	457,839	Corporate Bond	Open/Demand
Barclays Capital, Inc.	0.80%	12/17/15	Open	1,206,753	1,208,737	Capital Trust	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	1,438,125	1,440,194	Corporate Bond	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	904,619	905,920	Corporate Bond	Open/Demand

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	$5,839,556	$5,847,959	Corporate Bond	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	1,283,750	1,285,598	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	2,707,000	2,711,452	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	562,000	563,160	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	301,000	301,619	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	833,000	834,713	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	650,000	651,337	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	530,000	531,090	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,447,000	1,449,976	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,170,000	1,172,406	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,983,000	1,987,078	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	870,000	871,789	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,068,000	1,070,197	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	523,000	524,076	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	567,000	568,166	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	365,000	365,751	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,767,000	1,770,634	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	672,000	673,382	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	705,000	706,450	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,228,000	1,230,526	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,454,000	1,456,991	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	355,000	355,730	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	413,000	413,849	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	712,000	713,464	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	3,051,000	3,057,275	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,000,000	1,002,057	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	479,000	479,985	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	121,000	121,249	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	630,000	631,296	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	690,000	691,419	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	500,000	501,028	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	226,000	226,465	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	549,000	550,129	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,595,000	1,598,281	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	713,000	714,466	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	404,000	404,831	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	921,000	922,894	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	589,000	590,211	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	580,000	581,193	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	605,000	606,244	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	813,000	814,671	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	290,000	290,596	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,104,000	2,108,327	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,076,000	1,078,213	Capital Trust	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,259,000	1,261,589	Capital Trust	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,048,000	1,050,155	Capital Trust	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,485,000	1,488,054	Capital Trust	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	941,000	942,935	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	619,000	620,273	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,331,000	1,333,738	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,695,000	1,698,486	Capital Trust	Open/Demand
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	1,318,000	1,319,761	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	2,353,000	2,356,144	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	788,000	789,053	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	2,560,000	2,563,420	Capital Trust	Open/Demand
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	3,326,000	3,330,444	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/17/15	Open	3,360,000	3,365,525	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.90%	12/17/15	Open	258,000	258,477	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.90%	12/17/15	Open	1,101,000	1,103,037	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.90%	12/17/15	Open	596,000	597,103	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.90%	12/17/15	Open	1,437,000	1,439,658	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.90%	12/17/15	Open	314,000	314,581	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.90%	12/17/15	Open	461,000	461,853	Corporate Bond	Open/Demand
RBC Capital Markets LLC	(1.00)%	12/17/15	Open	225,150	224,687	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	177,500	177,734	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	619,125	619,940	Corporate Bond	Open/Demand

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	49

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	$1,164,075	$1,165,606	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	699,375	700,295	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	1,447,950	1,449,855	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	334,800	335,240	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	1,706,250	1,708,495	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	239,700	240,015	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	405,638	406,171	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	2,079,000	2,081,735	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	2,337,000	2,340,074	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	648,088	648,940	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.75%	12/17/15	Open	78,720	78,841	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.75%	12/17/15	Open	321,300	321,795	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.75%	12/17/15	Open	96,390	96,539	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.75%	12/17/15	Open	2,231,000	2,234,439	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	232,965	233,396	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	312,863	313,441	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	355,100	355,757	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	520,838	521,801	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	420,005	420,782	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	638,625	639,807	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	353,438	354,091	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	442,500	443,319	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	394,088	394,817	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	510,435	511,379	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	1,607,350	1,610,324	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	589,600	590,691	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	360,150	360,816	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	536,000	536,992	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	512,550	513,551	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	880,425	882,144	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	1,150,800	1,153,047	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	719,510	720,915	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	486,735	487,686	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	965,000	966,884	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	779,000	780,521	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	430,475	431,316	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	707,688	709,070	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	772,608	774,116	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	822,768	824,374	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	1,030,250	1,032,262	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	603,000	604,178	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	659,650	661,006	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	417,300	418,158	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	675,360	676,748	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	225,060	225,523	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	433,620	434,511	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	469,463	470,428	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	366,563	367,316	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	226,735	227,201	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	224,208	224,668	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	192,660	193,056	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	1,109,400	1,111,680	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	676,400	677,790	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	220,100	220,552	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	376,875	377,650	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	518,000	519,065	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	264,000	264,543	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	666,690	668,060	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	536,523	537,625	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	273,893	274,456	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	248,663	249,174	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	471,900	472,870	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	285,488	286,074	Corporate Bond	Open/Demand

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	$417,100	$417,957	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	562,065	563,220	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	482,400	483,392	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	396,375	397,190	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	1,326,060	1,328,786	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	544,920	546,040	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	690,288	691,706	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.05%	12/17/15	Open	632,925	634,291	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.05%	12/17/15	Open	584,600	585,862	Corporate Bond	Open/Demand
BNP Paribas Securities Corp.	0.85%	12/18/15	Open	524,000	524,916	Corporate Bond	Open/Demand
BNP Paribas Securities Corp.	1.05%	12/18/15	Open	554,000	555,196	Corporate Bond	Open/Demand
BNP Paribas Securities Corp.	1.05%	12/18/15	Open	567,000	568,224	Corporate Bond	Open/Demand
BNP Paribas Securities Corp.	1.05%	12/18/15	Open	621,000	622,340	Corporate Bond	Open/Demand
BNP Paribas Securities Corp.	1.05%	12/18/15	Open	925,000	926,997	Corporate Bond	Open/Demand
BNP Paribas Securities Corp.	1.05%	12/18/15	Open	558,000	559,204	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/18/15	Open	335,000	335,689	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/18/15	Open	496,000	497,020	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/18/15	Open	608,000	609,250	Capital Trust	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/18/15	Open	324,000	324,666	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/18/15	Open	741,000	742,169	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/18/15	Open	637,000	638,005	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/18/15	Open	653,000	654,030	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/18/15	Open	440,000	440,694	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/18/15	Open	164,000	164,259	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/18/15	Open	347,000	347,548	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/18/15	Open	309,000	309,488	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/18/15	Open	1,083,000	1,084,709	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/18/15	Open	1,639,000	1,641,586	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.85%	12/18/15	Open	803,000	804,346	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.85%	12/18/15	Open	497,000	497,833	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.90%	12/18/15	Open	698,000	699,239	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.90%	12/18/15	Open	918,000	919,629	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.90%	12/18/15	Open	153,000	153,272	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.95%	12/18/15	Open	1,459,000	1,461,734	Corporate Bond	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	4,040,000	4,045,892	Corporate Bond	Open/Demand
BNP Paribas Securities Corp.	1.04%	12/21/15	Open	1,271,000	1,273,570	Corporate Bond	Open/Demand
BNP Paribas Securities Corp.	1.04%	12/21/15	Open	539,000	540,090	Corporate Bond	Open/Demand
BNP Paribas Securities Corp.	1.04%	12/21/15	Open	875,000	876,769	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.85%	12/21/15	Open	367,000	367,607	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/22/15	Open	629,000	630,206	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/29/15	Open	2,340,000	2,343,224	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/29/15	Open	2,950,000	2,954,064	Capital Trust	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/29/15	Open	510,000	510,703	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.85%	12/29/15	Open	5,909,985	5,918,652	Capital Trust	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	1/5/16	Open	229,000	229,356	Corporate Bond	Open/Demand
Credit Suisse Securities (USA) LLC	(4.00)%	1/6/16	Open	203,263	202,043	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	1/11/16	Open	129,560	129,731	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	1/13/16	Open	1,225,245	1,226,797	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	1/13/16	Open	724,497	725,414	Corporate Bond	Open/Demand
Barclays Capital, Inc.	(2.00)%	1/14/16	Open	66,355	66,185	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	1/14/16	Open	305,000	305,390	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	1/14/16	Open	1,264,000	1,265,615	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	1/14/16	Open	1,202,000	1,203,536	Capital Trust	Open/Demand
RBC Capital Markets LLC	(1.50)%	1/14/16	Open	362,250	361,541	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	1/15/16	Open	367,500	367,907	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	1/15/16	Open	97,150	97,263	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	1/22/16	Open	391,280	391,652	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	1/22/16	Open	178,400	178,578	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	1/26/16	Open	863,785	864,625	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	2/2/16	Open	721,600	722,161	Corporate Bond	Open/Demand
UBS Ltd.	0.75%	2/2/16	Open	1,278,700	1,279,422	Corporate Bond	Open/Demand
UBS Ltd.	0.75%	2/2/16	Open	2,482,500	2,483,902	Capital Trust	Open/Demand
UBS Ltd.	0.75%	2/2/16	Open	2,850,000	2,851,609	Capital Trust	Open/Demand

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	51

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (concluded)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
UBS Ltd.	1.00%	2/2/16	Open	$3,860,000	$3,862,906	Capital Trust	Open/Demand
UBS Ltd.	1.00%	2/2/16	Open	4,450,000	4,453,338	Capital Trust	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	467,280	467,566	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	420,323	420,579	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	590,948	591,309	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	1,024,713	1,025,339	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	452,790	453,067	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	2,020,275	2,021,510	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	1,840,625	1,841,750	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	1,016,170	1,016,791	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	634,950	635,338	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	1,485,363	1,486,270	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	1,075,275	1,075,932	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	994,338	994,945	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	319,465	319,660	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	301,750	301,934	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	665,333	665,739	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	766,875	767,344	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	506,300	506,609	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	177,285	177,393	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	922,500	923,064	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	1,223,880	1,224,628	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	650,813	651,210	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/8/16	Open	557,941	558,282	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.64%	2/8/16	Open	1,295,555	1,296,062	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.64%	2/8/16	Open	2,869,350	2,870,472	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.64%	2/8/16	Open	923,550	923,911	Corporate Bond	Open/Demand
Barclays Capital, Inc.	(0.88)%	2/9/16	Open	376,650	376,467	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/9/16	Open	745,000	745,435	Capital Trust	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/9/16	Open	302,000	302,176	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	229,000	229,127	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	840,000	840,467	Capital Trust	Open/Demand
RBC Capital Markets LLC	0.90%	2/11/16	Open	360,468	360,630	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	2/11/16	Open	298,560	298,702	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/12/16	Open	611,000	611,306	Capital Trust	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/17/16	Open	825,000	825,298	Capital Trust	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/17/16	Open	615,000	615,205	Corporate Bond	Open/Demand
RBC Capital Markets LLC	0.95%	2/17/16	Open	158,400	158,450	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	2/17/16	Open	180,608	180,668	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/18/16	Open	443,000	443,135	Corporate Bond	Open/Demand
UBS Ltd.	1.00%	2/18/16	Open	847,723	847,982	Corporate Bond	Open/Demand
BNP Paribas Securities Corp.	0.75%	2/22/16	Open	396,000	396,058	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.85%	2/23/16	Open	864,000	864,143	Corporate Bond	Open/Demand
RBC Capital Markets LLC	1.00%	2/23/16	Open	194,310	194,348	Corporate Bond	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/24/16	Open	1,067,000	1,067,148	Capital Trust	Open/Demand
RBC Capital Markets LLC	1.00%	2/25/16	Open	468,155	468,207	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.80%	2/29/16	Open	323,000	323,007	Corporate Bond	Open/Demand
HSBC Securities (USA), Inc.	0.95%	2/29/16	Open	315,000	315,008	Corporate Bond	Open/Demand

Total				$223,263,431	$223,604,324

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
252	2-Year U.S. Treasury Note	June 2016	USD 55,073,813	$(47,826)
84	5-Year U.S. Treasury Note	June 2016	USD 10,162,688	(5,212)
(489)	10-Year U.S. Treasury Note	June 2016	USD 63,822,141	(13,508)

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Financial Futures Contracts (concluded)

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(6)	German Euro BOBL Futures	March 2016	USD 870,259	$(9,774)
(2)	German Euro-Bund Futures	March 2016	USD 362,428	(13,915)
(82)	Long U.S. Treasury Bond	June 2016	USD 13,491,563	9,952
60	Ultra Long U.S. Treasury Bond	June 2016	USD 10,389,375	(25,022)
Total				$(105,305)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,012,500	USD	1,426,403	Northern Trust Corp.	3/01/16	$(17,154)
EUR	432,000	USD	485,680	Citibank N.A.	3/03/16	(15,716)
EUR	800,000	USD	891,467	JPMorgan Chase Bank N.A.	3/03/16	(21,165)
NZD	388,000	USD	256,572	State Street Bank and Trust Co.	3/03/16	(935)
USD	955,795	CAD	1,345,000	Toronto-Dominion Bank	3/03/16	(38,290)
USD	110,964	EUR	100,000	Morgan Stanley & Co. International PLC	3/03/16	2,176
USD	6,008,928	EUR	5,499,000	UBS AG	3/03/16	26,689
USD	11,003,801	EUR	10,070,000	UBS AG	3/03/16	48,874
USD	86,189	GBP	60,000	Morgan Stanley & Co. International PLC	3/03/16	2,678
USD	145,292	GBP	100,000	State Street Bank and Trust Co.	3/03/16	6,106
USD	13,081,095	GBP	9,157,000	UBS AG	3/03/16	335,907
USD	414,275	GBP	290,000	UBS AG	3/03/16	10,638
USD	5,865,565	GBP	4,106,000	UBS AG	3/03/16	150,621
USD	264,754	NZD	408,000	Goldman Sachs International	3/03/16	(4,061)
JPY	46,401,000	USD	407,658	State Street Bank and Trust Co.	3/04/16	3,877
USD	411,493	JPY	46,401,000	State Street Bank and Trust Co.	3/04/16	(43)
SEK	12,545,273	USD	1,475,000	Citibank N.A.	3/07/16	(9,505)
SEK	12,623,150	USD	1,475,000	Morgan Stanley & Co. International PLC	3/07/16	(408)
USD	2,950,000	SEK	24,993,728	Morgan Stanley & Co. International PLC	3/07/16	30,321
EUR	1,272,500	USD	1,412,488	BNP Paribas S.A.	3/08/16	(27,991)
EUR	2,660,000	USD	2,913,203	BNP Paribas S.A.	3/08/16	(19,087)
EUR	1,272,500	USD	1,417,143	UBS AG	3/08/16	(32,646)
USD	3,000,214	EUR	2,660,000	BNP Paribas S.A.	3/08/16	106,099
AUD	1,284,900	EUR	835,000	Goldman Sachs International	3/15/16	7,871
USD	985,560	CAD	1,335,000	Westpac Banking Corp.	4/05/16	(1,164)
USD	4,934,352	EUR	4,528,000	Morgan Stanley & Co. International PLC	4/05/16	3,610
USD	10,429,921	EUR	9,571,000	Morgan Stanley & Co. International PLC	4/05/16	7,631
USD	401,842	GBP	290,000	Royal Bank of Scotland PLC	4/05/16	(1,848)
USD	12,415,523	GBP	8,960,000	Royal Bank of Scotland PLC	4/05/16	(57,104)
USD	5,754,650	GBP	4,153,000	Royal Bank of Scotland PLC	4/05/16	(26,468)
SEK	12,370,923	CHF	1,435,000	Morgan Stanley & Co. International PLC	4/12/16	7,065
SEK	12,047,281	CHF	1,395,000	Royal Bank of Scotland PLC	4/12/16	9,347
SEK	12,034,742	EUR	1,270,000	Morgan Stanley & Co. International PLC	4/12/16	24,568
SEK	12,262,871	EUR	1,305,000	Morgan Stanley & Co. International PLC	4/12/16	13,133
Total						$523,626

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Citibank N.A.	03/03/2016	SEK	8.75	USD	5,915	—	$1,124
EUR Currency	Call	HSBC Bank PLC	03/04/2016	USD	1.13	EUR	5,315	—	121
EUR Currency	Call	Credit Suisse International	03/11/2016	AUD	1.53	EUR	2,910	—	31,853
EUR Currency	Call	Deutsche Bank AG	03/11/2016	AUD	1.60	EUR	2,910	—	3,774
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/2019	USD	942.86		—	46	1
USD Currency	Put	Citibank N.A.	03/03/2016	SEK	8.46	USD	5,915	—	3,058
EUR Currency	Put	HSBC Bank PLC	03/04/2016	USD	1.10	EUR	5,315	—	52,540
EUR Currency	Put	Deutsche Bank AG	03/11/2016	AUD	1.44	EUR	2,910	—	772
EUR Currency	Put	Citibank N.A.	04/01/2016	JPY	121.30	EUR	5,340	—	69,651
NZD Currency	Put	Deutsche Bank AG	04/28/2016	USD	0.65	NZD	8,690	—	96,343

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	53

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

OTC Options Purchased (concluded)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Put	UBS AG	04/28/2016	NOK	8.39	USD	5,745	—	$38,572
AUD Currency	Put	HSBC Bank PLC	06/01/2016	USD	0.70	AUD	8,095	—	107,311
Total									$405,120

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Call	Deutsche Bank AG	03/11/2016	AUD	1.53	EUR	2,910	$(31,853)
AUD Currency	Call	HSBC Bank PLC	06/01/2016	USD	0.74	AUD	8,095	(49,342)
USD Currency	Put	Citibank N.A.	03/01/2016	CAD	1.38	USD	5,915	(104,110)
EUR Currency	Put	Credit Suisse International	03/11/2016	AUD	1.44	EUR	2,910	(772)
EUR Currency	Put	Deutsche Bank AG	03/11/2016	AUD	1.48	EUR	2,910	(5,499)
EUR Currency	Put	Citibank N.A.	04/01/2016	JPY	119.00	EUR	8,010	(58,904)
NZD Currency	Put	Deutsche Bank AG	04/28/2016	USD	0.63	NZD	17,380	(101,737)
USD Currency	Put	UBS AG	04/28/2016	NOK	8.14	USD	11,490	(28,151)
Total								$(380,368)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.60%[1]	3-Month LIBOR	N/A	9/04/24	USD	18,700	$(1,645,863)
2.54%[2]	3-Month LIBOR	N/A	9/04/24	USD	18,700	1,639,398
Total						$(6,465)

[1] Fund pays the fixed rate and receives the floating rate.
[2] Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	$(3)	$5	$(8)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(2)	5	(7)
Total						$(5)	$10	$(15)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Depreciation
Markit CMBX North America, Series 8	3.00%	Barclays Bank PLC	10/17/57	NR	USD 5,000	$(1,307,466)	$(531,297)	$(776,169)
Markit CMBX North America, Series 8	3.00%	Credit Suisse International	10/17/57	NR	USD 2,500	(653,733)	(262,465)	(391,268)

Total						$(1,961,199)	$(793,762)	$(1,167,437)

[1] Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place, as defined under the terms of the agreement.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Transactions in Options Written for the Period Ended February 29, 2016

Calls
Notional (000)
	Contracts	EUR	AUD	Premiums Received
Outstanding options, beginning of period	—	—	—	—
Options written	—	2,910	8,095	$186,765
Options exercised	—	—	—	—
Options expired	—	—	—	—
Options closed	—	—	—	—

Outstanding options, end of period	—	2,910	8,095	$186,765

	Puts
		Notional (000)
	Contracts	EUR	NZD	USD	Premiums Received
Outstanding options, beginning of period	—	—	—	—
Options written	—	16,740	25,040	17,405	$338,735
Options exercised	—	—	—	—	—
Options expired	—	—	—	—	—
Options closed	—	(2,910)	(7,660)	—	(59,203)

Outstanding options, end of period	—	13,830	17,380	17,405	$279,532

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$9,952	—	$9,952
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$797,211	—	—	797,211
Options purchased	Investments at value — unaffiliated[2]	—	—	$1	405,119	—	—	405,120
Swaps — centrally cleared	Net unrealized appreciation[1]	—	—	—	—	1,639,398	—	1,639,398
Swaps — OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	$10	—	—	—	—	10

Total		—	$10	$1	$1,202,330	$1,649,350	—	$2,851,691

Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$115,257	—	$115,257
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$273,585	—	—	273,585
Options written	Options written at value	—	—	—	380,368	—	—	380,368
Swaps — centrally cleared	Net unrealized depreciation[1]	—	—	—	—	1,645,863	—	1,645,863
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	$1,961,214	—	—	—	—	1,961,214

Total		—	$1,961,214	—	$653,953	$1,761,120	—	$4,376,287

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2] Includes options purchased at value as reported in the Schedule of Investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	55

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$(2,073,661)	—	$(2,073,661)
Forward foreign currency exchange contracts	—	—	—	$995,440	—	—	995,440
Options purchased[1]	—	—	—	(14,549)	—	—	(14,549)
Options written	—	—	—	36,903	—	—	36,903
Swaps	—	$53,107	—	—	(537)	—	52,570

Total	—	$53,107	—	$1,017,794	$(2,074,198)	—	$(1,003,297)

[1] Options purchased are included in net realized gain (loss) from investments.
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(589,996)	—	$(589,996)
Forward foreign currency exchange contracts	—	—	—	$446,958	—	—	446,958
Options purchased[1]	—	—	—	(190,418)	—	—	(190,418)
Options written	—	—	—	85,929	—	—	85,929
Swaps	—	$(1,164,784)	—	—	(2,554)	—	(1,167,338)

Total	—	$(1,164,784)	—	$342,469	$(592,550)	—	$(1,414,865)

[1] Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$74,630,172
Average notional value of contracts — short	$76,748,768
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$87,242,001
Average amounts sold — in USD	$13,282,839
Options:
Average value of option contracts purchased	$215,103
Average value of option contracts written	$196,294
Credit default swaps:
Average notional value — buy protection	$1,000
Average notional value — sell protection	$3,760,565
Interest rate swaps:
Average notional value — pays fixed rate	$18,700,000
Average notional value — receives fixed rate	$18,700,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of February 29, 2016

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Financial futures contracts	—		$40,533
Forward foreign currency exchange contracts	$797,211		273,585
Options	405,120	[1]	380,368
Swaps — Centrally cleared	18,049		18,074
Swaps — OTC[2]	10		1,961,214

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,220,390		2,673,774
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(18,049)		(58,607)

Total derivative assets and liabilities subject to an MNA	$1,202,341		$2,615,167

[1] Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
[2] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
BNP Paribas S.A.	$106,099	$(47,078)	—	—	$59,021
Citibank N.A.	4,182	(4,182)	—	—	—
Citigroup Global Markets, Inc.	69,651	—	—	—	69,651
Credit Suisse International	31,853	(31,853)	—	—	—
Deutsche Bank AG	100,899	(100,899)	—	—	—
Goldman Sachs & Co.	1	—	—	—	1
Goldman Sachs International	7,871	(4,061)	—	—	3,810
HSBC Bank PLC	159,972	(49,342)	—	—	110,630
Morgan Stanley & Co. International PLC	91,182	(408)	—	—	90,774
Royal Bank of Scotland PLC	9,347	(9,347)	—	—	—
State Street Bank and Trust Co.	9,983	(978)	—	—	9,005
UBS AG	611,301	(60,797)	—	—	550,504

Total	$1,202,341	$(308,945)	—	—	$893,396

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
Barclays Bank PLC	$1,307,466	—	—	$(1,060,000)	$247,466
BNP Paribas S.A.	47,078	$(47,078)	—	—	—
Citibank N.A.	188,235	(4,182)	—	—	184,053
Credit Suisse International	654,505	(31,853)	—	(530,000)	92,652
Deutsche Bank AG	139,104	(100,899)	—	(38,205)	—
Goldman Sachs International	4,061	(4,061)	—	—	—
HSBC Bank PLC	49,342	(49,342)	—	—	—
JPMorgan Chase Bank N.A.	21,165	—	—	—	21,165
Morgan Stanley & Co. International PLC	408	(408)	—	—	—
Northern Trust Corp.	17,154	—	—	—	17,154
Royal Bank of Scotland PLC	85,420	(9,347)	—	—	76,073
State Street Bank and Trust Co.	978	(978)	—	—	—
Toronto-Dominion Bank	38,290	—	—	—	38,290
UBS AG	60,797	(60,797)	—	—	—
Westpac Banking Corp.	1,164	—	—	—	1,164

Total	$2,615,167	$(308,945)	—	$(1,628,205)	$678,017

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
[4] Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	57

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$70,322,794	$39,975,606	$110,298,400
Common Stocks	$567,908	109,222	200,100	877,230
Corporate Bonds	—	308,171,330	2,204,200	310,375,530
Floating Rate Loan Interests	—	199,943,630	17,638,110	217,581,740
Foreign Agency Obligations	—	11,204,734	—	11,204,734
Non-Agency Mortgage-Backed Securities	—	80,736,805	—	80,736,805
Other Interests	—	—	144,283	144,283
Preferred Securities	11,441,623	52,010,308	—	63,451,931
U.S. Government Sponsored Agency Securities	—	8,008,159	—	8,008,159
Warrants	—	—	10,224	10,224
Options Purchased	—	405,119	1	405,120

Subtotal	$12,009,531	$730,912,101	$60,172,524	$803,094,156

Investments valued at NAV[1]				136,528

Total Investments				$803,230,684

[1]    As of February 29, 2016, certain of the Fund’s investments were fair valued using net asset value (“NAV”) per share as no quoted market value is available and have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit rate contracts	—		—
Foreign currency exchange contracts	—	$797,211	—	$797,211
Interest rate contracts	$9,952	1,639,398	—	1,649,350
Liabilities:
Credit rate contracts	—	(1,167,452)	—	(1,167,452)
Foreign currency exchange contracts	—	(653,953)	—	(653,953)
Interest rate contracts	(115,257)	(1,645,863)	—	(1,761,120)

Total	$(105,305)	$(1,030,659)	—	$(1,135,964)

[1] Derivative financial instruments are swaps, financial futures contracts, and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

TheFund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$97,811	—	—	$97,811
Cash pledged as collateral for OTC derivatives	1,680,000	—	—	1,680,000
Cash pledged as collateral for reverse repurchase agreements	764,000	—	—	764,000
Cash pledged for centrally cleared swaps	1,170	—	—	1,170
Cash pledged for financial futures contracts	658,470	—	—	658,470
Foreign currency at value	653,527	—	—	653,527
Liabilities:
Reverse repurchase agreements	—	$(223,604,324)	—	(223,604,324)

Total	$3,854,978	$(223,604,324)	—	$(219,749,346)

During	the period ended February 29, 2016, there were no transfers between Level 1 and Level 2.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Options Purchased	Total
Assets:
Opening balance, as of August 31, 2015[1]	$57,724,413	$620,087	$2,293,812	$11,940,990	$144,283	$26,648	—	$72,750,233
Transfers into Level 3[2]	—	—	—	7,915,317	—	—	—	7,915,317
Transfers out of Level 3[3]	(1,974,597)	—	—	(4,639,255)	—	—	—	(6,613,852)
Accrued discounts/premiums	(64,554)	—	1,118	25,756	—	—	—	(37,680)
Net realized gain (loss)	275,417	—	580	(36,622)	—	—	—	239,375
Net change in unrealized appreciation (depreciation)[4,5]	(1,278,239)	(435,586)	(84,339)	(2,510,161)	—	(16,424)	$1	(4,324,748)
Purchases	(14,706,834)	15,599	51,609	10,727,320	—	—	—	(3,912,306)
Sales	—	—	(58,580)	(5,785,235)	—	—	—	(5,843,815)
Closing Balance, as of February 29, 2016	$39,975,606	$200,100	$2,204,200	$17,638,110	$144,283	$10,224	$1	$60,172,524

Net change in unrealized appreciation (depreciation) on investments still held at February 29, 2016[4]	$(1,202,114)	$(435,586)	$(84,339)	$(2,496,419)	—	$(16,424)	$1	$(4,234,881)

[1] The opening balance of preferred securities has been adjusted to exclude certain investments amounting to $112,143 that were valued using NAV per share as no quoted market value is available. The fair value of those investments have been excluded from the fair value hierarchy due to the adoption of the Accounting Standard Update related to Fair Value Measurement: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).

[2]    As of August 31, 2015, the Fund used observable inputs in determining the value of certain investments. As of February 29, 2016, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $7,915,317 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[3]    As of August 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 29, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $6,613,851 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[4] Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[5]    Any difference between net change in unrealized appreciation (depreciation) on investments still held at February 29, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	59

Statements of Assets and Liabilities

February 29, 2016 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)[1]	BlackRock Limited Duration Income Trust (BLW)

Assets
Investments at value — unaffiliated[2]	$158,385,697	$713,559,454	$803,230,684
Investments at value — affiliated[3]	3,803,278	4,383,583	—
Cash	241,200	2,262,929	97,811
Cash pledged:
Financial futures contracts	5,700	23,000	658,470
Collateral — OTC derivatives	—	—	1,680,000
Collateral — Reverse repurchase agreements	—	—	764,000
Centrally cleared swaps	—	—	1,170
Foreign currency at value[4]	1,878	2,992	653,527
Receivables:
Investments sold	1,497,069	5,775,870	8,098,006
Interest	895,568	4,024,478	8,126,890
Dividends	—	—	57
Options written	—	—	58,905
Swaps	—	—	5,891
Variation margin on centrally cleared swaps	—	—	18,049
Swap premiums paid	—	—	10
Unrealized appreciation on forward foreign currency exchange contracts	18,672	71,972	797,211
Prepaid expenses	11,611	26,343	28,447
Other assets	—	—	202,686

Total assets	164,860,673	730,130,621	824,421,814

Liabilities
Reverse repurchase agreements	—	—	223,604,324
Options written at value[5]	—	—	380,368
Payables:
Bank borrowings	43,000,000	189,000,000	—
Investments purchased	4,061,812	19,376,208	12,611,022
Investment advisory fees	123,098	415,315	352,289
Income dividends	70,802	128,838	86,172
Interest expense	36,541	171,868	—
Officer’s and Directors’ fees	3,277	14,358	310,008
Variation margin on financial futures contracts	563	2,391	40,533
Reverse repurchase agreements	—	—	1,297,182
Variation margin on centrally cleared swaps	—	—	18,074
Swaps	—	—	2,930
Other accrued expenses	126,528	288,181	263,477
Swap premiums received	—	—	793,762
Unrealized depreciation on:
OTC swaps	—	—	1,167,452
Forward foreign currency exchange contracts	3,244	50,615	273,585
Commitments and contingencies	—	— [9]	— [9]

Total liabilities	47,425,865	209,447,774	241,201,178

Net Assets	$117,434,808	$520,682,847	$583,220,636

Net Assets Consist of
Paid-in capital[6,7,8]	$128,319,712	$659,804,576	$701,298,221
Distributions in excess of net investment income	(57,782)	(285,669)	(517,233)
Accumulated net realized loss	(3,249,132)	(100,530,021)	(72,479,600)
Net unrealized appreciation (depreciation)	(7,577,990)	(38,306,039)	(45,080,752)

Net Assets	$117,434,808	$520,682,847	$583,220,636

Net asset value per share	$12.98	$13.98	$15.76

[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost — unaffiliated	$165,981,717	$751,898,567	$847,967,327
[3] Investments at cost — affiliated	$3,803,278	$4,383,583	—
[4] Foreign currency at cost	$2,052	$2,971	$667,522
[5] Premiums received	—	—	$466,297
[6] Par value per share	$0.001	$0.100	$0.001
[7] Shares outstanding	9,044,041	37,232,488	37,003,854
[8] Shares authorized	unlimited	200 million	unlimited
[9] See Note 4 and Note 12 of the Notes to Financial Statements for details of commitments and contingencies.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Statements of Operations

Six Months Ended February 29, 2016 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)[1]	BlackRock Limited Duration Income Trust (BLW)

Investment Income
Interest	$4,013,172	$17,893,505	$21,955,910
Dividends — unaffiliated	708	5,158	254,339
Dividends — affiliated	258	386	7,319
Foreign taxes withheld	—	—	(274)

Total income	4,014,138	17,899,049	22,217,294

Expenses
Investment advisory	788,563	2,661,035	2,312,335
Professional	48,596	97,326	81,406
Custodian	34,733	112,824	77,859
Accounting services	15,493	50,806	44,801
Transfer agent	12,401	33,293	43,289
Officer and Directors	7,077	31,299	21,363
Printing	3,483	8,150	10,010
Registration	3,029	4,672	4,670
Miscellaneous	18,764	33,752	60,372

Total expenses excluding interest expense	932,139	3,033,157	2,656,105
Interest expense	194,556	913,136	857,965

Total expenses	1,126,695	3,946,293	3,514,070
Less:
Fees waived by the Manager	(87)	(175)	(2,701)
Fees paid indirectly	—	—	(371)

Total expenses after fees waived and/or paid indirectly	1,126,608	3,946,118	3,510,998

Net investment income	2,887,530	13,952,931	18,706,296

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,188,949)	(7,894,861)	(13,223,284)
Financial futures contracts	(16,603)	(70,150)	(2,073,661)
Foreign currency transactions	64,815	337,451	2,137,461
Options written	—	—	36,903
Swaps	(15,068)	(67,671)	52,570

	(2,155,805)	(7,695,231)	(13,070,011)

Net change in unrealized appreciation (depreciation) on:
Investments	(5,459,621)	(26,495,330)	(29,678,044)
Financial futures contracts	(958)	(4,113)	(589,996)
Foreign currency translations	7,241	128,795	574,099
Options written	—	—	85,929
Swaps	7,012	31,556	(1,167,338)
Unfunded floating rate loan interests	116	519	208

	(5,446,210)	(26,338,573)	(30,775,142)

Net realized and unrealized loss	(7,602,015)	(34,033,804)	(43,845,153)

Net Decrease in Net Assets Resulting from Operations	$(4,714,485)	$(20,080,873)	$(25,138,857)

[1] Consolidated Statement of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	61

Statements of Changes in Net Assets	BlackRock Defined Opportunity Credit Trust (BHL)

Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment income	$2,887,530	$6,399,689
Net realized loss	(2,155,805)	(1,005,912)
Net change in unrealized appreciation (depreciation)	(5,446,210)	(2,405,881)

Net increase (decrease) in net assets resulting from operations	(4,714,485)	2,987,896

Distributions to Shareholders[1]
From net investment income	(3,033,498)	(6,869,345)
From net realized gain	—	(1,286,571)

Decrease in net assets resulting from distributions to shareholders	(3,033,498)	(8,155,916)

Net Assets
Total decrease in net assets	(7,747,983)	(5,168,020)
Beginning of period	125,182,791	130,350,811

End of period	$117,434,808	$125,182,791

Undistributed (distributions in excess of) net investment income, end of period	$(57,782)	$88,186

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

Consolidated Statements of Changes in Net Assets	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment income	$13,952,931	$30,344,551
Net realized loss	(7,695,231)	(9,533,662)
Net change in unrealized appreciation (depreciation)	(26,338,573)	(7,959,758)

Net increase (decrease) in net assets resulting from operations	(20,080,873)	12,851,131

Distributions to Shareholders[1]
From net investment income	(14,340,391)	(30,210,441)

Net Assets
Total decrease in net assets	(34,421,264)	(17,359,310)
Beginning of period	555,104,111	572,463,421

End of period	$520,682,847	$555,104,111

Undistributed (distributions in excess of) net investment income, end of period	$(285,669)	$101,791

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Statements of Changes in Net Assets	BlackRock Limited Duration Income Trust (BLW)

Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015[1]

Operations
Net investment income	$18,706,296	$43,078,518
Net realized loss	(13,070,011)	(5,195,669)
Net change in unrealized appreciation (depreciation)	(30,775,142)	(29,105,235)

Net increase (decrease) in net assets resulting from operations	(25,138,857)	8,777,614

Distributions to Shareholders[2]
From net investment income	(22,028,542)	(47,771,976)

Net Assets
Total decrease in net assets	(47,167,399)	(38,994,362)
Beginning of period	630,388,035	669,382,397

End of period	$583,220,636	$630,388,035

Undistributed (distributions in excess of) net investment income, end of period	$(517,233)	$2,805,013

[1]	Consolidated Statement of Changes in Net Assets.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	63

Statements of Cash Flows

Six Months Ended February 29, 2016 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)[1]	BlackRock Limited Duration Income Trust (BLW)

Cash Provided by Operating Activities
Net decrease in net assets resulting from operations	$(4,714,485)	$(20,080,873)	$(25,138,857)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	40,270,271	175,960,933	243,679,828
Purchases of long-term investments	(38,913,384)	(171,529,921)	(209,496,901)
Net proceeds from sales of short-term securities	—	—	5,757,976
Net purchases of short-term securities	(3,549,226)	(4,383,583)	—
Amortization of premium and accretion of discount on investments	(85,958)	(358,503)	636,231
Premiums paid on closing options written	—	—	(19,376)
Premiums received from options written	—	—	466,595
Net realized loss on investments and options written	2,230,699	8,078,081	13,179,428
Net unrealized loss on investments, options written, swaps and foreign currency translations	5,452,264	26,366,016	30,148,238
(Increase) decrease in assets:
Cash Pledged:
Collateral — reverse repurchase agreements	—	—	1,616,000
Collateral — OTC derivatives	—	—	(1,590,000)
Financial futures contracts	6,000	22,000	213,240
Centrally cleared swaps	40,000	170,000	100
Receivables:
Dividends	—	—	(5)
Interest	99,964	413,611	801,953
Swaps	—	—	(4,360)
Variation margin on financial futures contracts	563	2,531	145,924
Variation margin on centrally cleared swaps	—	—	(1,165)
Swap premiums paid	—	—	14,849
Prepaid expenses	(7,862)	(18,133)	(19,569)
Other assets	—	—	55,357
Increase (decrease) in liabilities:
Payables:
Swaps	—	—	1,051
Interest expense	1,018	10,632	(327,996)
Investment advisory fees	(164,684)	(544,415)	(505,114)
Officer’s and Directors’ fees	1,456	6,364	(11,206)
Other accrued expenses	(26,475)	(42,365)	(42,465)
Variation margin on financial futures contracts	563	2,391	1,649
Variation margin on centrally cleared swaps	(1,640)	(7,382)	1,259
Swap premiums received	—	—	786,819

Net cash provided by operating activities	639,084	14,067,384	60,349,483

Cash Used for Financing Activities
Dividends paid to Common Shareholders	(3,038,246)	(14,339,167)	(22,043,149)
Payments for offering costs	—	(785)	(785)
Decrease in bank overdraft	—	—	(41,790)
Payments on bank borrowings	(30,000,000)	(136,000,000)	—
Proceeds from bank borrowings	28,000,000	129,000,000	—
Net borrowing of reverse repurchase agreements	—	—	(37,900,713)

Net cash used for financing activities	(5,038,246)	(21,339,952)	(59,986,437)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	$(78)	$64	$(9,152)

Cash and Foreign Currency
Net increase (decrease) in cash and foreign currency at value	(4,399,240)	(7,272,504)	353,894
Cash and foreign currency at value at beginning of period	4,642,318	9,538,425	397,444

Cash and foreign currency at value at end of period	$243,078	$$2,265,921	$$751,338

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$193,538	$902,504	$1,185,961

[1]	Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Financial Highlights	BlackRock Defined Opportunity Credit Trust (BHL)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.84		$14.41	$14.44	$14.12	$13.17	$13.55

Net investment income[1]	0.32		0.71	0.77	0.87	0.85	0.86
Net realized and unrealized gain (loss)	(0.84)		(0.38)	0.03	0.30	0.90	(0.45)

Net increase (decrease) from investment operations	(0.52)		0.33	0.80	1.17	1.75	0.41

Distributions:[2]
From net investment income	(0.34)		(0.76)	(0.83)	(0.85)	(0.80)	(0.79)
From net realized gain	—		(0.14)	—	—	—	—

Total distributions	(0.34)		(0.90)	(0.83)	(0.85)	(0.80)	(0.79)

Net asset value, end of period	$12.98		$13.84	$14.41	$14.44	$14.12	$13.17

Market price, end of period	$12.83		$12.95	$13.84	$13.77	$13.94	$12.65

Total Return[3]
Based on net asset value	(3.71)%	[4]	2.80%	5.98%	8.52%	13.94%	2.93%

Based on market price	1.65%	[4]	0.15%	6.75%	4.82%	17.12%	4.17%

Ratios to Average Net Assets
Total expenses	1.87%	[5]	2.01%	1.92%	1.92%	1.91%	2.02%

Total expenses after fees waived and paid indirectly	1.87%	[5]	2.01%	1.92%	1.92%	1.91%	2.02%

Total expenses after fees waived and paid indirectly and excluding interest expense	1.54%	[5]	1.64%	1.60%	1.58% [6]	1.61% [6]	1.71%

Net investment income	4.78%	[5]	5.03%	5.31%	6.04%	6.24%	6.10%

Supplemental Data
Net assets, end of period (000)	$117,435		$125,183	$130,351	$130,599	$127,455	$118,897

Borrowings outstanding, end of period (000)	$43,000		$45,000	$55,000	$49,000	$55,000	$43,000

Asset coverage, end of period $1,000 of bank borrowings	$3,731		$3,782	$3,370	$3,665	$3,317	$3,765

Portfolio turnover rate	22%		42%	59%	85%	53%	91%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]

For the years ended August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing cost was 1.57% and 1.52%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	65

Financial Highlights	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

	Six Months Ended February 29, 2016[1] (Unaudited)		Year Ended August 31,
			2015[1]	2014[1]	2013[1]		2012[1]		2011

Per Share Operating Performance
Net asset value, beginning of period	$14.91		$15.38	$15.36	$14.98		$14.04		$14.36

Net investment income[2]	0.37		0.81	0.87	0.99		0.97		0.96
Net realized and unrealized gain (loss)	(0.91)		(0.47)	0.04	0.42		0.90		(0.36)

Net increase (decrease) from investment operations	(0.54)		0.34	0.91	1.41		1.87		0.60

Distributions:[3]
From net investment income	(0.39)		(0.81)	(0.89)	(1.03)		(0.93)		(0.86)
From net realized gain	—		—	—	—		—		(0.06)

Total distributions	(0.39)		(0.81)	(0.89)	(1.03)		(0.93)		(0.92)

Net asset value, end of period	$13.98		$14.91 [4]	$15.38	$15.36		$14.98		$14.04

Market price, end of period	$12.23		$12.94	$14.26	$14.96		$15.20		$13.33

Total Return[5]
Based on net asset value	(3.36)%	[6]	2.88% [4]	6.45%	9.68%		13.91%		4.04%

Based on market price	(2.59)%	[6]	(3.71)%	1.33%	5.28%		21.74%		(2.91)%

Ratios to Average Net Assets
Total expenses	1.47%	[7]	1.56%	1.48%	1.54%	[8]	1.67%	[9]	1.60%

Total expenses after fees waived and paid indirectly	1.47%	[7]	1.56%	1.48%	1.52%	[8]	1.67%	[9]	1.60%

Total expenses after fees waived and paid indirectly and excluding interest expense	1.13%	[7]	1.19%	1.15%	1.15%	[8,10]	1.35%	[9,10]	1.30%

Net investment income	5.21%	[7]	5.39%	5.65%	6.49%		6.67%		6.44%

Supplemental Data
Net assets, end of period (000)	$520,683		$555,104	$572,463	$571,802		$276,990		$259,205

Borrowings outstanding, end of period (000)	$189,000		$196,000	$235,000	$214,000		$117,000		$93,000

Asset coverage, end of period per $1,000 of bank borrowings	$3,755		$3,832	$3,436	$3,672		$3,367		$3,787

Portfolio turnover rate	22%		43%	58%	88%		53%		91%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the net asset value (“NAV”) per share and total return performance presented herein are different than the information previously published on August 31, 2015.

[5]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]

Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and paid indirectly and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.52%, 1.52% and 1.15%, respectively.

[9]

Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and paid indirectly and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.61%, 1.61% and 1.29%, respectively.

[10]

For the years ended August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing costs were 1.14% and 1.26%, respectively.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Financial Highlights	BlackRock Limited Duration Income Trust (BLW)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015[1]		2014[1]	2013[1]	2012[1]	2011

Per Share Operating Performance
Net asset value, beginning of period	$17.04		$18.09		$17.54	$17.38	$16.52	$16.79

Net investment income[2]	0.51		1.16		1.26	1.30	1.31	1.34
Net realized and unrealized gain (loss)	(1.19)		(0.92)		0.51	0.25	0.88	(0.37)

Net increase (decrease) from investment operations	(0.68)		0.24		1.77	1.55	2.19	0.97

Distributions from net investment income[3]	(0.60)		(1.29)		(1.22)	(1.39)	(1.33)	(1.24)

Net asset value, end of period	$15.76		$17.04	[4]	$18.09	$17.54	$17.38	$16.52

Market price, end of period	$13.92		$14.60		$16.81	$16.89	$18.00	$16.01

Total Return[5]
Based on net asset value	(3.56)%	[6]	2.23%	[4]	10.77%	9.13%	13.86%	5.85%

Based on market price	(0.64)%	[6]	(5.74)%		6.89%	1.47%	21.68%	2.77%

Ratio to Average Net Assets
Total expenses	1.16%	[7]	1.15%		1.14%	1.12%	1.05%	1.01%

Total expenses after fees waived and paid indirectly	1.16%	[7]	1.15%		1.14%	1.12%	1.05%	1.00%

Total expenses after fees waived and paid indirectly and excluding interest expense	0.88%	[7]	0.92%		0.92%	0.90%	0.89%	0.87%

Net investment income	6.19%	[7]	6.65%		7.00%	7.34%	7.82%	7.75%

Supplemental Data
Net assets, end of period (000)	$583,221		$630,388		$669,382	$649,120	$642,391	$609,818

Borrowings outstanding, end of period (000)	$223,604		$264,036		$293,890	$273,347	$296,476	$244,120

Portfolio turnover rate	25%		47%		57%	71%	54%	106% [8]

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Dividends for annual periods determined in accordance with federal income tax regulations.

[4]

For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the net asset value (“NAV”) per share and total return performance presented herein are different than the information previously published on August 31, 2015.

[5]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 87%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	67

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually, a “Fund”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Defined Opportunity Credit Trust	BHL	Delaware	Diversified
BlackRock Floating Rate Income Strategies Fund, Inc.	FRA	Maryland	Diversified
BlackRock Limited Duration Income Trust	BLW	Delaware	Diversified

The Boards of Directors and Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board of Directors” or the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset value (“NAVs”) of their Common Shares on a daily basis.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

Basis of Consolidation: The accompanying consolidated financial statements of FRA include the accounts of FRA Subsidiary, LLC (the “Taxable Subsidiary”), which is a wholly owned taxable subsidiary of FRA. The Taxable Subsidiary enables FRA to hold an investment in an operating company and satisfy Regulated Investment Company (“RIC”) tax requirements. Income earned on the investment held by the Taxable Subsidiary may be taxable to such subsidiary. An income tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for FRA. FRA may invest up to 25% of its total assets in the Taxable Subsidiary. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for FRA. The net assets of the Taxable Subsidiary as of period end were $2,165,367, which is 0.4% of FRA’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to FRA.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Funds’ books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Funds do not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Realized currency gains (losses) on foreign currency related transactions are reported as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. Each Fund has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g. financial futures contracts, forward foreign currency exchange contracts, options written and swaps), or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

68	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Notes to Financial Statements (continued)

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, if applicable. Deferred compensation liabilities are included in officer’s and directors’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Recent Accounting Standard: In April 2015, the Financial Accounting Standards Board issued “Fair Value Measurement: Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share or Its Equivalent” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available. The new guidance also requires revised disclosures regarding these investments. As of February 29, 2016, certain investments of BLW were valued using NAV per share for fair value and have been excluded from the fair value hierarchy due to the adoption of this accounting standard.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	69

Notes to Financial Statements (continued)

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investment in open-end U.S. mutual funds are valued at NAV each business day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

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Notes to Financial Statements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of February 29, 2016, certain of the Funds’ investments were valued using NAV per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Fund may subsequently have to reinvest the proceeds at lower interest rates. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”) include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), which are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”). The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities

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Notes to Financial Statements (continued)

representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. A Fund also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or in the case of trust preferred securities, by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a Fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a Fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result to proceeds from the sale to not be readily available for a Fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a Fund’s investment policies.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a Fund having a contractual

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Notes to Financial Statements (continued)

relationship only with the lender, not with the borrower. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a Fund having a direct contractual relationship with the borrower, and a Fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had no unfunded floating rate loan interests.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate BLW to make future cash payments. As of February 29, 2016, BLW had outstanding commitments of $5,600,000 in connection with the Chapter 11 cases of Energy Future Holdings Corp., et al. These commitments are not included in the net assets of BLW as of February 29, 2016.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a Fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A Fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a Fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a Fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a Fund would still be required to pay the full repurchase price. Further, a Fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a Fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund.

For the six months ended February 29, 2016, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for BLW were $236,999,141 and 0.73%, respectively.

Reverse repurchase transactions are entered into by a Fund under Master Repurchase Agreements (each, an “MRA”), which permit a Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. With reverse repurchase transactions, typically a Fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

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Notes to Financial Statements (continued)

As of period end, the following table is a summary of BLW’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Net Amount
Barclays Capital, Inc.	$6,171,098	$(6,171,098)	—	—
BNP Paribas Securities Corp.	10,889,255	(10,889,255)	—	—
Credit Suisse Securities (USA) LLC	9,681,715	(9,681,715)	—	—
Deutsche Bank Securities, Inc.	62,090,140	(62,090,140)	—	—
HSBC Securities (USA), Inc.	42,403,384	(42,403,384)	—	—
RBC Capital Markets LLC	59,021,597	(59,021,597)	—	—
UBS Ltd.	33,347,135	(33,347,135)	—	—

Total	$223,604,324	$(223,604,324)	—	—

[1]

Net collateral with a value of $256,713,369 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a Fund’s obligation to repurchase the securities.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage economically their exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: Certain Funds invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: Certain Funds enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments including equity risk and interest rate risk and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the

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Notes to Financial Statements (continued)

underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds are reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (“swaptions”) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

Certain Funds also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies (foreign currency exchange rate risk). When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold (receipts from the foreign currency purchased). Such transactions may be effected with respect to hedges on non-U.S. dollar denominated instruments owned by the Funds but not yet delivered, or committed or anticipated to be purchased by the Funds.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Certain Funds enter into swap agreements in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — Certain Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash

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Notes to Financial Statements (continued)

equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Interest rate swaps — Certain Funds enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Master Netting Arrangements: In order to better define the Funds’ contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, a Fund’s counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, a Fund may pay interest pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, the Funds bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, the Funds bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory Fees

Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. Each Fund pays the Manager a monthly fee, which is determined by calculating a percentage of a Fund’s average daily net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage, based on the following annual rates:

BHL	1.00%
FRA	0.75%
BLW	0.55%

76	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Notes to Financial Statements (continued)

The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable Subsidiary for providing investment management or administrative services. However, the Funds pay the Manager based on the Funds’ net assets, which includes the assets of the Taxable Subsidiary.

Distribution Fees

FRA and BLW have entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of FRA and BLW common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”). Pursuant to the Distribution Agreement, FRA and BLW will compensate BRIL with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of FRA and BLW’s Common Shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL.

Waivers

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are shown as fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investments in other affiliated investment companies, if any.

Officers and Directors Fees

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Directors in the Statements of Operations.

7. Purchases and Sales:

For the six months ended February 29, 2016, purchases and sales of investments, including paydowns and excluding short-term securities, were as follows:

Purchases	BHL	FRA	BLW
Non-U.S. Government Securities	$35,701,831	$158,303,812	$205,203,930
U.S. Government Securities	—	—	9,312,370

Total Purchases	$35,701,831	$158,303,812	$214,516,300

Sales	BHL	FRA	BLW
Non-U.S. Government Securities (includes paydowns)	$39,947,345	$173,769,121	$236,798,495
U.S. Government Securities	—	—	9,328,318

Total Sales	$39,947,345	$173,769,121	$246,126,813

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required, except with respect to any taxes related to the Taxable Subsidiaries.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended August 31, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2015, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	BHL	FRA	BLW
No expiration date[1]	$1,098,340	$9,111,790	$11,097,265
2016	—	20,623,334	284,006
2017	—	30,228,590	9,996,868
2018	—	27,716,009	37,509,275
2019	—	2,206,081	—

Total	$1,098,340	$89,885,804	$58,887,414

[1]	Must be utilized prior to losses subject to expiration.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	77

Notes to Financial Statements (continued)

As of February 29, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	BHL	FRA	BLW
Tax cost	$170,335,078	$762,038,636	$850,301,801

Gross unrealized appreciation	$140,199	$1,886,197	$7,442,056
Gross unrealized depreciation	(8,286,302)	(45,981,796)	(54,513,173)

Net unrealized depreciation	$(8,146,103)	$(44,095,599)	$(47,071,117)

9. Bank Borrowings:

BHL and FRA are party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to BHL and FRA. As of period end, BHL and FRA have not received any notice to terminate. BHL and FRA have granted a security interest in substantially all of their assets to SSB.

The SSB Agreement allows for the following maximum commitment amounts:

Commitment Amounts
BHL	$64,000,000
FRA	$280,000,000

Advances will be made by SSB to BHL and FRA, at BHL’s and FRA’s option of (a) the higher of (i) 0.80% above the Fed Funds rate and (ii) 0.80% above the Overnight LIBOR or (b) 0.80% above 7-day, 30-day, 60-day or 90-day LIBOR.

In addition, BHL and FRA paid a facility fee and may pay a commitment fee (based on the daily unused portion of the commitments). The commitment fees are waived if BHL and FRA meet certain conditions. The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs, if any. Advances to BHL and FRA as of period end are shown in the Statements of Assets and Liabilities as bank borrowings payable. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.

BHL and FRA may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

For the six months ended February 29, 2016, the average amount of bank borrowings and the daily weighted average interest rates for BHL and FRA with loans under the revolving credit agreements were as follows:

	Average Amount of Bank Borrowings	Daily Weighted Average Interest Rate
BHL	$37,318,681	1.05%
FRA	$175,016,484	1.05%

10. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

BHL is scheduled to terminate no later than December 31, 2017. BHL is not a term trust and its investment objective and policies are not designed to return the initial offering price per share to investors. BHL will distribute substantially all of its net assets to shareholders in connection with its scheduled termination. As BHL approaches its scheduled termination date, it is expected that the maturity of BHL’s portfolio securities will shorten, which is likely to reduce BHL’s income and distributions to shareholders.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those

78	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Notes to Financial Statements (continued)

counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent the Funds deposits collateral with its counterparty to a written option.

With futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: The Funds may invest in securities that are rated below investment grade quality (sometimes called “junk bonds”), which are predominantly speculative, have greater credit risk and generally are less liquid and have more volatile prices than higher quality securities.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11. Capital Share Transactions

BHL and BLW are authorized to issue an unlimited number of shares, par value $0.001, all of which were initially classified as Common Shares. FRA is authorized to issue 200 million shares, par value $0.10, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders.

For the six months ended February 29, 2016 and the year ended August 31, 2015, shares issued and outstanding remained constant.

FRA and BLW each filed a final prospectus with the U.S. Securities and Exchange Commission (“SEC”) allowing them to issue an additional 3,050,000 and 3,750,000 Common Shares, respectively, through a Shelf Offering. Under the Shelf Offering, FRA and BLW, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above FRA’s and BLW’s NAV per Common Share (calculated within 48 hours of pricing). Neither FRA nor BLW has issued any Common Shares through its respective Shelf Offering. See Additional Information — Shelf Offering Program for additional information about the Shelf Offering.

Costs incurred by FRA and BLW in connection with the Shelf Offering are recorded as a deferred charge and amortized over 12 months.

12. Contingencies:

In May 2015, the Motors Liquidation Company Avoidance Action Trust, as the Trust Administrator and Trustee of the General Motors bankruptcy estate, began serving amended complaints on defendants, which include former holders of certain General Motors debt (the “Debt”), in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. In addition to FRA, the lawsuit also names over five hundred other institutional investors as defendants, some of which are also managed by the Manager or its affiliates. The plaintiffs are seeking an order that FRA and other defendants return proceeds received in 2009 in full payment of the principal and interest on the Debt. The holders received a full repayment of a term loan pursuant to a court order in the General Motors bankruptcy proceeding with the understanding that the Debt was fully secured at the time of repayment. The plaintiffs

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	79

Notes to Financial Statements (concluded)

contend that FRA and other defendants were not secured creditors at the time of the 2009 payments and therefore not entitled to the payments in full. FRA cannot predict the outcome of the lawsuit, or the effect, if any, on FRA’s net asset value. As such, no liability for litigation related to this matter is reflected in the financial statements. Management cannot determine the amount of loss that will be realized by FRA but does not expect the loss to exceed the payment received in 2009. The amount of the proceeds received in 2009 is $668,165.

13. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Funds paid a net investment income dividend in the following amounts per share on March 31, 2016 to shareholders of record on March 15, 2016:

Common Dividend Per Share
BHL	$0.0510
FRA	$0.0610
BLW	$0.0870

Additionally, the Funds declared a net investment income dividend on April 1, 2016 payable to Common Shareholders of record on April 15, 2016 for the same amounts noted above.

80	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Officers and Directors

Richard E. Cavanagh, Chair of the Board and Director

Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee and Director

Michael J. Castellano, Director and Member of the Audit Committee

Frank J. Fabozzi, Director and Member of the Audit Committee

Jerrold B. Harris, Director

R. Glenn Hubbard, Director

W. Carl Kester, Director and Member of the Audit Committee

Barbara G. Novick, Interested Director

John M. Perlowski, Interested Director, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective December 31, 2015, Kathleen F. Feldstein and James T. Flynn retired as Directors of the Funds.

Effective March 1, 2016, Catherine A. Lynch was appointed to serve as a Director and a Member of the Audit Committee of the Funds.

Effective April 1, 2016, Cynthia L. Egan was appointed to serve as a Director of the Funds.

Effective April 27, 2016, Josh Tarnow became a portfolio manager of BHL. The other portfolio managers are James Keenan and C. Adrian Marshall.

Effective April 27, 2016, Josh Tarnow became a portfolio manager of FRA. The other portfolio manager is C. Adrian Marshall.

Effective April 27, 2016, Mitchell Garfin became a portfolio manager of BLW. The other portfolio managers are James Keenan, C. Adrian Marshall and Thomas Musmanno.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

Distributor BlackRock Investments, LLC[1] New York, NY 10022	Transfer Agent Common Shares Computershare Trust Company, N.A. Canton, MA 02021	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116

[1]	For FRA and BLW.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	81

Additional Information

Fund Certification

Certain Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the distributions paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Fund’s taxable income and net capital gains, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

BHL does not make available copies of its Statement of Additional Information because BHL’s shares are not continuously offered, which means that BHL’s Statement of Additional Information has not been updated after the completion of BHL’s offering and the information contained in BHL’s Statement of Additional Information may have become outdated.

BLW and FRA’s respective Statements of Additional Information include additional information about their respective Boards and are available, without charge upon request by calling (800) 882-0052.

During the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by shareholders or in the principal risk factors associated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

82	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Additional Information (concluded)

General Information (concluded)

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Shelf Offering Program

From time-to-time, each Fund may seek to raise additional equity capital through an equity shelf program (a “Shelf Offering”). In a Shelf Offering, a Fund may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Fund’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow a Fund to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks — including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market. BHL has not filed a registration statement with respect to any Shelf Offerings. This report is not an offer to sell Fund Common Shares and is not a solicitation of an offer to buy Fund Common Shares. If a fund files a registration statement with respect to any Shelf Offering, the prospectus contained therein will contain more complete information about the Fund and should be read carefully before investing.

BLW and FRA each have filed a final prospectus with the SEC in connection with its Shelf Offering. This report and the prospectuses of BLW and FRA are not an offer to sell BLW or FRA Common Shares or a solicitation of an offer to buy BLW or FRA Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectuses of BLW and FRA contain important information about such Funds, including their investment objectives, risks, charges and expenses. Investors are urged to read the prospectuses of BLW and FRA carefully and in their entirety before investing. Copies of the final prospectuses for BLW and FRA can be obtained from BlackRock at http://www.blackrock.com.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	83

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEFT-BK3-2/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a)(1)  Mr. Mitchell Garfin was added as a portfolio manager effective April 27, 2016.

Portfolio Manager	Biography
Mitchell Garfin	Managing Director of BlackRock, Inc. since 2009; Director of BlackRock, Inc. from 2005 to 2008.

 (a)(2) As of March 31, 2016:

	(ii) Number of Other Accounts Managed and Assets by Account Type			(iii) Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
(i) Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Mitchell Garfin	12	13	24	0	0	4
	$24.62 Billion	$9.38 Billion	9.37 Billion	$0	$0	$788.8 Million

(iv)	Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, Inc., its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, Inc., or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock, Inc.’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock, Inc. or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Mr. Garfin may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Garfin may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock, Inc. has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

(a)(3)        As of April 27, 2016:

Portfolio Manager Compensation Overview

The discussion below describes the Mr. Garfin’s compensation as of April 27, 2016.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base compensation.   Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation.  Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to Mr. Garfin, such benchmarks for the Fund and other accounts are a combination of market-based indices (e.g., The Barclays U.S. Corporate High Yield 2% Issuer Cap Index), certain customized indices and certain fund industry peer groups.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock, Inc. restricted stock units, upon vesting, will be settled in BlackRock, Inc. common stock. Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of discretionary incentive compensation in BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.

Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. Mr. Garfin has unvested long-term incentive awards.

Deferred Compensation Program — A portion of the compensation paid to eligible United States-based BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products. Any portfolio manager who is either a managing director or director at BlackRock with compensation above a specified threshold is eligible to participate in the deferred compensation program.

Other Compensation Benefits.  In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock, Inc. employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($265,000 for 2016). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock, Inc. contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock, Inc. common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

(a)(4)	Beneficial Ownership of Securities – As of April 27, 2016.

Portfolio Manager	Dollar Range of Equity Securities of the Fund Beneficially Owned
Mitchell Garfin	None

(a)	Mr. Mitchell Garfin was added as a portfolio manager effective April 27, 2016. Mr. Leland Hart was removed as a portfolio manager effective April 27, 2016.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –   Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: May 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: May 2, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: May 2, 2016